                                                    REGISTRATION NO. 333-137052
                                                     REGISTRATION NO. 811-01705
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-4
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 9    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 286           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On        pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 333-137052 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) At Retirement/SM/

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2014


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS EQUI-VEST(R) AT RETIREMENT/SM/?

EQUI-VEST(R) At Retirement/SM/ is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). There is no withdrawal charge under the contract.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

The contract may not be currently available in all states. Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states. Please see Appendix V later in this prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you after you purchase the contract.

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 VARIABLE INVESTMENT OPTIONS/(1)/
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 BALANCED/HYBRID
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.. AXA Balanced Strategy                          . AXA Conservative Strategy
.. AXA Conservative Growth Strategy
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(1)If you purchased your contract before approximately July 20, 2009, these variable investment options are not available to you. Please see the current supplement to your prospectus, which describes the variable investment options that are available to you.

You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate any future contributions or to close a variable investment option to new contributions or transfers. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust (the "Trust"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options listed above.

TYPES OF CONTRACTS. For existing EQUI-VEST(R) contract owners, we offer the EQUI-VEST(R) At Retirement/SM/ contract for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")
    (contract must continue to be part of a 403(b) plan).

In order to purchase an EQUI-VEST(R) At Retirement/SM/ contract, your initial contribution must be at least $50,000 and must come from the transfer of the cash value of an EQUI-VEST(R) series variable annuity contract that you currently own under which withdrawal charges no longer apply. The eligible EQUI-VEST(R) contract types are traditional IRA (including our product designated QP IRA), Roth IRA, NQ, TSA (contract must continue to be part of a 403(b) plan) and the same type of IRA and NQ offered in EQUI-VEST(R) Express/SM/. The transfer of cash value will constitute a termination of that particular EQUI-VEST(R) contract. You cannot purchase an EQUI-VEST/SM/ At Retirement/SM/ contract if a rollover or direct transfer contribution into your eligible EQUI-VEST(R) contract has occurred within two EQUI-VEST(R) contract years before your purchase of an EQUI-VEST(R) At Retirement/SM/ contract. Additionally, you must be age 55 or older (subject to maximum issue age limitations) and, for TSA contracts, no longer employed by the employer who provided the funds for the purchase of your EQUI-VEST(R) contract. However, the contract must continue to be part of a 403(b) plan. We also offer direct rollovers to IRAs for TSA contracts.

Subject to certain conditions and contribution limitations as described in the above paragraphs, additional EQUI-VEST(R) traditional IRA contract types may be eligible for replacement with this contract. The additional eligible EQUI-VEST(R) contract types are:

Employer-funded traditional individual retirement annuities ("IRAs"):

..   A simplified employee pension plan ("SEP") sponsored by an employer.

..   SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                    EQUI-VEST At Retirement/SM/

                                                                        #612139

..   SIMPLE IRAs funded by employee salary reduction and employer contributions.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION IS TRANSFERRED FROM
YOUR EQUI-VEST(R) OR EQUI-VEST(R) EXPRESS/SM/ CONTRACT. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
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Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2014, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

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        Index of key words and phrases                               5
        Who is AXA Equitable?                                        6
        How to reach us                                              7
        EQUI-VEST(R) At Retirement/SM /at a glance -- key features   9


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        FEE TABLE                                                   11
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        Example                                                     12
        Condensed financial information                             12


        ---------------------------------------------------------------
        1.CONTRACT FEATURES AND BENEFITS                            13
        ---------------------------------------------------------------
        How you can purchase and contribute to your contract        13
        Owner and annuitant requirements                            14
        How you can make your contributions                         14
        What are your investment options under the contract?        14
        Portfolios of the Trust                                     15
        Allocating your contributions                               18
        Guaranteed minimum death benefit and Guaranteed minimum
          income benefit base                                       18
        Annuity purchase factors                                    19
        Guaranteed minimum income benefit option ("GMIB")           20
        Guaranteed minimum death benefit                            21
        Guaranteed withdrawal benefit for life ("GWBL")             22
        Guaranteed benefit offers                                   25
        Your right to cancel within a certain number of days        25


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        2.DETERMINING YOUR CONTRACT'S VALUE                         27
        ---------------------------------------------------------------
        Your account value and cash value                           27
        Your contract's value in the variable investment options    27
        Your contract's value in the guaranteed interest option     27
        Your contract's value in the fixed maturity options         27
        Insufficient account value                                  27


        ---------------------------------------------------------------
        3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
          OPTIONS                                                   28
        ---------------------------------------------------------------
        Transferring your account value                             28
        Disruptive transfer activity                                29
        Dollar cost averaging                                       30
        Our administrative procedures for calculating your Roll-Up
          benefit base following a transfer                         28


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      4.ACCESSING YOUR MONEY                                          31
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      Withdrawing your account value                                  31
      How withdrawals are taken from your account value               33
      How withdrawals affect your Guaranteed minimum income
        benefit and Guaranteed minimum death benefit                  33
      How withdrawals affect your GWBL and GWBL Guaranteed
        minimum death benefit                                         33
      Withdrawals treated as surrenders                               33
      Loans under TSA contracts                                       34
      Surrendering your contract to receive its cash value            34
      When to expect payments                                         34
      Your annuity payout options                                     35


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      5.CHARGES AND EXPENSES                                          37
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      Charges that AXA Equitable deducts                              37
      Charges that the Trust deducts                                  38
      Group or sponsored arrangements                                 38
      Other distribution arrangements                                 39


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      6.PAYMENT OF DEATH BENEFIT                                      40
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      Your beneficiary and payment of benefit                         40
      Beneficiary continuation option                                 41


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      7.TAX INFORMATION                                               44
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      Overview                                                        44
      Buying a contract to fund a retirement arrangement              44
      Transfers among investment options                              44
      Taxation of nonqualified annuities                              45
      Individual retirement arrangements (IRAs)                       46
      Traditional individual retirement annuities (traditional IRAs)  47
      Roth individual retirement annuities (Roth IRAs)                50
      Tax-sheltered annuity contracts (TSAs)                          51
      Federal and state income tax withholding and information
        reporting                                                     54
      Impact of taxes to AXA Equitable                                55


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      8.MORE INFORMATION                                              56
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      About our Separate Account A                                    56
      About the Trust                                                 56
      About our fixed maturity options                                56
      About the general account                                       57
      Dates and prices at which contract events occur                 58
      About your voting rights                                        58
      Statutory compliance                                            59
      About legal proceedings                                         59
      Financial statements                                            59
      Transfers of ownership, collateral assignments, loans and
        borrowing                                                     59
      Distribution of the contracts                                   59




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             9.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE  61
             ------------------------------------------------------


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             APPENDICES
             ------------------------------------------------------

          I  --  Condensed financial information                     I-1
         II  --  Market value adjustment example                    II-1
        III  --  Enhanced death benefit example                    III-1
         IV  --  Hypothetical illustrations                         IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                     V-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents
        ----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                                 PAGE

           6% Roll-Up to age 85                                   18
           account value                                          27
           administrative charge                                  37
           annual administrative charge                           37
           Annual Ratchet to age 85 enhanced death benefit        19
           annuitant                                              13
           annuitization                                          35
           annuity maturity date                                  36
           annuity payout options                                 35
           annuity purchase factors                               19
           beneficiary                                            40
           Beneficiary continuation option                        41
           business day                                           58
           cash value                                             27
           charges for state premium and other applicable taxes   38
           contract date                                           2
           contract date anniversary                               2
           contract year                                           1
           contributions to Roth IRAs                             50
              regular contributions                               50
              conversion contributions                            50
           contributions to traditional IRAs                      47
              regular contributions                               47
           disruptive transfer activity                           29
           distribution charge                                    37
           ERISA                                                  39
           Fixed-dollar option                                    30
           fixed maturity options                                 17
           free look                                              25
           general account                                        57
           guaranteed interest option                             17
           Guaranteed minimum death benefit                       21
           Guaranteed minimum death benefit/guaranteed minimum
             income benefit roll-up benefit base reset option     19
           Guaranteed minimum income benefit                      18
           Guaranteed minimum income benefit charge               38


                                                                 PAGE

         Guaranteed minimum income benefit "no lapse guarantee"     27
         Guaranteed withdrawal benefit for life                     27
         Guaranteed withdrawal benefit for life charge              27
         IRA                                                         1
         IRS                                                        44
         investment options                                          1
         Investment Simplifier                                      30
         Lifetime minimum distribution withdrawals                  32
         loans under TSA                                            34
         lump sum withdrawals                                       36
         market adjusted amount                                     17
         market timing                                              29
         maturity dates                                             17
         market value adjustment                                    18
         maturity value                                             17
         Mortality and expense risks charge                         38
         NQ                                                          1
         Online Account Access                                       7
         partial withdrawals                                        31
         portfolio                                                   1
         processing office                                           2
         rate to maturity                                           17
         Roth IRA                                                    1
         SAI                                                         1
         SEC                                                         2
         self-directed Allocation                                   15
         Separate Account A                                         56
         Spousal continuation                                       49
         Standard death benefit                                     18
         Systematic withdrawals                                     31
         TOPS                                                        7
         Trusts                                                     56
         traditional IRA                                             1
         TSA                                                      51,1
         unit                                                    27,30
         variable investment options                                14


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract. Your financial professional can provide further explanation about your contract or supplemental materials.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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account value                          Annuity Account Value

unit                                   Accumulation Unit

GWBL benefit base                      Guaranteed withdrawal benefit for
                                       life benefit base

GWBL Excess withdrawal                 Guaranteed withdrawal benefit for
                                       life Excess withdrawal
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                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.
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 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956
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 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST/SM/ Processing Office
  100 Madison Street
  Suite 1000
  Syracuse, NY 13202
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 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options; and

..   the daily unit values for the variable investment options;

You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only);

Under TOPS only you can:

..   elect investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   access Frequently Asked Questions and Service Forms; and

..   obtain performance information regarding the variable investment options.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of dollar cost averaging programs;

(2)requests for loans under TSA contracts;

(3)election of required minimum distribution automatic withdrawal option;

(4)requests for withdrawals or contract surrenders;

(5)requests for withdrawals or surrenders of contracts with the Guaranteed withdrawal benefit for life ("GWBL");

                             WHO IS AXA EQUITABLE?

(6)tax withholding elections;

(7)election of the beneficiary continuation option;

(8)exercise of the Guaranteed minimum income benefit;

(9)requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(10)requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(11)death claims;

(12)change in ownership (NQ only);

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and;

(14)direct transfers;

(15) removing or changing successor owner.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes; and

(3)transfers between investment options.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)systematic withdrawals; and

(2)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) At RetirementSM at a glance -- key features

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PROFESSIONAL INVESTMENT     EQUI-VEST(R) At Retirement/SM/'s variable investment
MANAGEMENT                  options invest in different portfolios sub-advised by
                            professional investment advisers.
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FIXED MATURITY OPTIONS      .   Fixed maturity options with maturities ranging from
                                approximately 1 to 10 years (subject to availability).
                            .   Each fixed maturity option offers a guarantee of
                                principal and interest rate if you hold it to maturity.
                            ------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value
                            adjustment due to differences in interest rates. If you
                            withdraw or transfer only a portion of the amount in a
                            fixed maturity option, this may increase or decrease any
                            value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
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GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
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TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or tax sheltered annuity (TSA) you should be aware that
                            such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for
                            tax-qualified arrangements. Before purchasing one of these contracts, you should consider whether its features and
                            benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these contracts compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
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GUARANTEED MINIMUM          The Guaranteed minimum income benefit ("GMIB") provides
INCOME BENEFIT              income protection for you during your life once you elect
                            to annuitize the contract.
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GUARANTEED WITHDRAWAL       The Guaranteed withdrawal benefit for life option ("GWBL"),
BENEFIT FOR LIFE            guarantees that you can take withdrawals of up to a maximum amount each contract year (your "Guaranteed annual
                            withdrawal amount") beginning at age 55. Withdrawals are
                            taken from your account value and continue during your
                            lifetime even if your account value falls to zero (unless
                            it is caused by a withdrawal that exceeds your Guaranteed
                            annual withdrawal amount).
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CONTRIBUTION AMOUNTS        .   Your initial contribution must be from the transfer of
                                the cash value of an EQUI-VEST(R) or EQUI-VEST(R)
                                Express/SM /contract that you currently own, under
                                which withdrawal charges no longer apply, to an
                                EQUI-VEST(R) At Retirement/SM /contract of the same
                                type, for example, traditional IRA to traditional IRA,
                                NQ to NQ. We also offer direct rollovers to IRAs for
                                TSA contracts.
                            .   Initial minimum: $50,000
                            ------------------------------------------------------------
                            .   There is no minimum dollar amount on additional
                                contributions but additional contributions must also be
                                a transfer of the total cash value of an EQUI-VEST(R)
                                or EQUI-VEST(R) Express/SM /contract that you currently
                                own, under which withdrawal charges no longer apply, to
                                an EQUI-VEST(R) At Retirement/SM /contract of the same
                                type, for example, traditional IRA to traditional IRA,
                                NQ to NQ.
                            .   Upon advance notice to you, we may exercise certain
                                rights we have under the contract regarding
                                contributions, including our rights to (i) change
                                minimum and maximum contribution requirements and
                                limitations, and (ii) discontinue acceptance of
                                additional contributions. Further, we may at any time
                                exercise our rights to limit or terminate your
                                contributions and transfers to any of the variable
                                investment options and to limit the number of variable
                                investment options which you may elect. For more
                                information, see "How you can purchase and contribute
                                to your contract" in "Contract features and benefits"
                                later in this prospectus.
----------------------------------------------------------------------------------------

          EQUI-VEST(R) AT RETIREMENT/SM/ AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       .   Partial withdrawals
                           .   Several periodic withdrawal option
                           .   Loans under TSA contracts (not available for contracts
                               with GWBL)
                           .   Contract surrender
                           .   Maximum payment plan (only under contracts with GWBL)
                           .   Customized payment plan (only under contracts with GWBL)
                           You may incur income tax and a tax penalty. Certain
                           withdrawals will diminish the value of optional benefits.
---------------------------------------------------------------------------------------
PAYOUT OPTIONS             .   Fixed annuity payout options
                           .   Variable Immediate Annuity payout options (described in
                               a separate prospectus for that option)
                           .   Income Manager/SM /payout options (described in a
                               separate prospectus for that option)
---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Guaranteed minimum death benefit options
                           .   Dollar cost averaging
                           .   Free transfers
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Guaranteed minimum death benefit/Guaranteed minimum
                               income benefit roll-up benefit base reset
                           .   Guaranteed minimum income benefit no lapse guarantee
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  55-85
AGES
---------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD OR DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. While you may not be able to make a direct exchange of your EQUI-VEST(R) contract value into these other contracts, they may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.

          EQUI-VEST(R) AT RETIREMENT/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus. No sales charges are imposed at time of purchase, withdrawal or surrender of the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may apply.

The first table describes fees and expenses that you will pay if you purchase a Variable Immediate Annuity payout option. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
----------------------------------------------------------------------------------

Special services charges

  .   Wire transfer charge/(1)/                         $90 (current and maximum)

  .   Express mail charge/(1)/                          $35 (current and maximum)
----------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

There is no annual administrative charge applicable to your EQUI-VEST(R) At Retirement/SM /contract.

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                             0.80%
Administrative                                          0.30%
Distribution                                            0.20%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.30%
--------------------------------------------------------------

 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR FOR THE OPTIONAL BENEFIT THAT YOU
 ELECT
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as
a percentage of the applicable benefit base. Deducted
annually/(2)/ on each contract date anniversary for
which the benefit is in effect):

   Standard death benefit (available only with the
   Guaranteed minimum income benefit)                     0.00%

   GWBL Standard death benefit                            0.00%

   Annual Ratchet to age 85                               0.25% of the Annual Ratchet to
                                                          age 85 benefit base

   Greater of 6% Roll-Up to age 85 or Annual Ratchet      0.60% of the greater of 6% Roll-
   to age 85                                              Up to age 85 benefit base or the
                                                          Annual Ratchet to age 85 benefit
                                                          base, as applicable

   GWBL Enhanced death benefit                            0.30% of the GWBL Enhanced
                                                          death benefit base
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE (calculated
as a percentage of the applicable benefit base.
Deducted annually/(2) /on each contract date
anniversary for which the benefit is in effect.)          0.65%
-------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT
CHARGE/(1)/ ( calculated as a percentage of the GWBL
benefit base. Deducted annually on each contract date     0.60% for the Single Life option
anniversary.)                                             0.75% for the Joint Life option
If your GWBL benefit base ratchets, we reserve the
right to increase your                                    0.75% for the Single Life option
charge up to:                                             0.90% for the Joint Life option
-------------------------------------------------------------------------------------------

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits"
for more information about this feature, including its benefit base and the Annual
Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses" later in this prospectus.
-------------------------------------------------------------------------------------------

                                   FEE TABLE

-------------------------------------------------------------------
 NET LOAN INTEREST CHARGE -- TSA CONTRACTS ONLY
-------------------------------------------------------------------
(calculated as a percentage of the outstanding loan
amount and deducted at the time the loan repayment is
received)                                               2.00%/(3)/
-------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(4)/                                               1.06%  1.08%
---------------------------------------------------------------------------


Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.

(2)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that contract year.

(3)We charge interest on loans under TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA contracts" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(4)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the AXA Conservative Strategy Portfolio. The "Highest" represents the total annual operating expenses of the AXA Balanced Strategy Portfolio.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 along with the Guaranteed minimum income benefit) would pay in the situations illustrated.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------------------------------
                                                                              IF YOU SURRENDER OR DO NOT
                                         IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                             APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------
                                         1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses
   of any of the portfolios               N/A      $1,530  $2,374   $4,709   $382    $1,180    $2,024    $4,359
-----------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses
   of any of the portfolios               N/A      $1,524  $2,364   $4,690   $380    $1,174    $2,014    $4,340
-----------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2013.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." Your initial contribution must be from the transfer of the cash value of an EQUI-VEST/SM/ traditional IRA, Roth IRA, NQ or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express that you currently own under which withdrawal charges no longer apply. The contract that you purchase must be the same type of contract (for example, an NQ contract to an NQ contract; or a Roth IRA contract to a Roth IRA contract) except for a SEP, SARSEP or SIMPLE IRA for which an IRA contract will be purchased. We also offer direct rollovers to IRAs for TSA contracts. We require a minimum initial contribution of $50,000 for you to purchase a contract. Any additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) traditional IRA, Roth IRA, NQ, or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express/SM/ that you own to a contract of the same type (under which withdrawal charges no longer apply). Additional contributions may be made up to age 86/(1)/. Ongoing contributions are not permitted. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the age requirements shown in the table.

..   Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
    (ii) discontinue acceptance of additional contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

In order to purchase an EQUI-VEST(R) At Retirement/SM/ contract, you must select at least one of the optional benefits available under EQUI-VEST(R) At Retirement/SM/. However, the standard death benefit can only be elected if GMIB is elected.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE ANNUITANT IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE
CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND
 CONTRACT TYPE   ANNUITANT AGES           SOURCE OF CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
NQ/(2)/              55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /NQ contract
---------------------------------------------------------------------------------------------------------------------
IRA                  55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /IRA
                                          (including QP IRA), SEP, SARSEP or SIMPLE IRA contract
---------------------------------------------------------------------------------------------------------------------
Roth IRA             55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /Roth
                                          IRA contract
---------------------------------------------------------------------------------------------------------------------
TSA/(3)/             55 through 85        Transfer from an existing EQUI-VEST(R) TSA contract (employer or plan approval required. Contract must continue to be part of a 403(b) plan)
---------------------------------------------------------------------------------------------------------------------

(1)See "Guaranteed withdrawal benefit for life ("GWBL")" later in this prospectus for a discussion of limits on additional contributions when you elect that benefit.
(2)For NQ, both Owner(s) and Annuitant must meet issue age requirements. If there are more than 2 owners on the existing EQUI-VEST(R) contract, a change of owner form must be completed so that there are only 2 owners before the transfer to an EQUI-VEST(R) At Retirement/SM/ contract is requested. Joint owners are available for NQ contracts only.
(3)The following applies only to TSA contracts: EQUI-VEST(R) At Retirement/SM/ TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement/SM/ TSA (or which were transferred to EQUI-VEST(R) At Retirement/SM/ TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement/SM/ TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS


Under all IRA and TSA contracts, the owner and annuitant must be the same individual. Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners. For NQ contracts, we limit ownership to two joint owners. Only natural persons can be joint owners. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income beginning in 2014.


For the Spousal continuation feature to apply, the spouses must either be joint owners or for Single life contracts, the surviving spouse must be the sole primary beneficiary. If your EQUI-VEST(R) NQ contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement/SM/ contract such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement/SM/ contract. If there is a successor owner named on your EQUI-VEST(R) NQ contract, it will not automatically carry over to the EQUI-VEST(R) At Retirement/SM/ contract because successor owner (without rights) will not be available.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

Certain benefits under your contract, as described later in this prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If GWBL is elected, the term owner is intended to be references to annuitant if the contract has a non-natural owner.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as indicated for TSA contracts below, contributions to your EQUI-VEST(R) at Retirement/SM/ contract can only be made through a direct transfer from an EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract that you own to the same type of contract. That is, a traditional IRA must be transferred to a traditional IRA; a Roth IRA must be transferred to a Roth IRA; an NQ contract must be exchanged for another NQ contract with the same owner(s) and annuitant. In the case of a SEP, SARSEP or SIMPLE IRA, a traditional IRA will be purchased.

The following applies only to TSA contracts: EQUI-VEST(R) At Retirement/SM/ is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. A direct TSA to TSA contract transfer (whether a contract exchange under the same 403(b) plan or a 403(b) plan to another 403(b) plan direct transfer) may still be made from an EQUI-VEST(R) TSA contract, but only with employer or plan approval and only if the contract continues to be part of a 403(b) plan. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement/SM/ TSA (or which were transferred to EQUI-VEST(R) At Retirement/SM/ TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement/SM/ TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options. Certain investment options may not be available in all states. See Appendix V for more information.

Certain variable investment options may not be available, depending on when you purchased your contract. (See the front cover of this prospectus for a full list of which variable investment options are available under your contract.)

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect or to close a variable investment option to new contributions or transfers.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"). The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This

                        CONTRACT FEATURES AND BENEFITS
means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                   INVESTMENT MANAGER (OR         AXA
 SHARES PORTFOLIO                                                              SUB-ADVISER(S),                VOLATILITY
 NAME                OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and current income.  .   AXA Equitable Funds        (check mark)
   STRATEGY/(1)/                                                                   Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of capital, with a        .   AXA Equitable Funds        (check mark)
  GROWTH             greater emphasis on current income.                           Management Group, LLC
  STRATEGY/(1)/
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.                     .   AXA Equitable Funds        (check mark)
  STRATEGY/(1)/                                                                    Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------

(1)If you purchased your contract before approximately July 20, 2009, these variable investment options are not available to you. Please see the current supplement to your prospectus, which describes the variable investment options that are available to you.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUST CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We assign an interest rate each month to amounts allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but do not reflect the deduction of any optional benefit charges.

See Appendix V later in this prospectus for state availability.


Depending on the year and state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2014 ranges from 1.00% to 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this prospectus for restrictions on transfers to and from the guaranteed interest option.


If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the guaranteed interest rate option. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to a fixed maturity option will effectively reduce the growth rate of your guaranteed benefits because the roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to a fixed maturity rate option. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value.

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another

                        CONTRACT FEATURES AND BENEFITS
investment option if we are required to do so by any state regulation). As of February 18, 2014, the next available maturity date was June 15, 2023 (see "About our fixed maturity options" in "More Information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option and fixed maturity options (subject to restrictions in certain states -- see Appendix V later in this prospectus for state variations). Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations or terminate transfers to any variable investment option. If an owner or annuitant is age 76 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Only one amount may be allocated to any one fixed maturity option. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL Enhanced death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section. The standard death benefit can only be selected with GMIB. Any of the enhanced death benefits can be selected by themselves or with GMIB.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.

Your benefit base is equal to:

..   your initial contribution and any additional contributions to the contract;
    less

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

6% ROLL-UP TO AGE 85

(USED FOR THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to:

..   your initial contribution and any additional contributions to the contract;
    plus

                        CONTRACT FEATURES AND BENEFITS

..   daily roll-up; less

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus.

The effective annual roll-up rate credited to this benefit base is 6% with respect to the variable investment options. The effective annual roll-up rate may be 4% in some states. Please see Appendix V to see what applies in your state.


If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.


The effective annual roll-up rate with respect to the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable) is 3%.

The benefit base stops rolling up after the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85

(USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, AND THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to the greater of either:

..   your initial contribution to the contract (plus any additional contributions),

                                     -or-

..   your highest account value on any contract anniversary up to the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent ratchet occurred,

                                    -less-

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

For contracts with non-natural owners, the last contract anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT

Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET

If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or on any later contract date anniversary until age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset; you may not exercise until the tenth contract date anniversary following the date of the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information regarding the 10 year waiting period. Please note that resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this prospectus. Also, owners of IRA and TSA contracts whose lifetime required minimum distributions must begin before the end of the new exercise waiting period should consider carefully before resetting their rollup benefit base. If the required minimum distributions exceed 6% of the reset benefit base, they would cause a pro rata reduction in the benefit base. On the other hand, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions actually exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed in "Accessing your money" later in this prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of

                        CONTRACT FEATURES AND BENEFITS
annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

The Guaranteed minimum income benefit is available if the owner is age 55 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you elect the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If the owner was older than age 60 at the time an IRA or TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:

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                               LEVEL PAYMENTS
--------------------------------------------------------------------------------
                                          PERIOD CERTAIN YEARS
                           ---------------------------------------------------
OWNER'S AGE AT EXERCISE              IRAS                        NQ
--------------------------------------------------------------------------------
     75 and younger                   10                         10
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           76                         9                          10
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           77                         8                          10
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           78                         7                          10
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           79                         7                          10
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           80                         7                          10
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           81                         7                          9
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           82                         7                          8
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           83                         7                          7
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           84                         6                          6
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           85                         5                          5
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We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

..   You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

                        CONTRACT FEATURES AND BENEFITS

The no lapse guarantee will terminate under the following circumstances:

..   If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

..   If your aggregate withdrawals during any contract year exceed 6% of the
    Roll-Up benefit base (as of the beginning of the contract year) or in the first contract year, all contributions received in the first 90 days;

..   Upon the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our RMD Automatic withdrawal option, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals or loans under TSA contracts, and assuming there were no allocations to the guaranteed interest option, the fixed maturity options or the loan reserve account.

           ----------------------------------------------------------
                                       GUARANTEED MINIMUM INCOME
               CONTRACT DATE        BENEFIT -- ANNUAL INCOME PAYABLE
           ANNIVERSARY AT EXERCISE             FOR LIFE
           ----------------------------------------------------------
                     10                         $11,891
           ----------------------------------------------------------
                     15                         $18,597
           ----------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Withdrawing your account value" in "Accessing your money" later in this prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES

You are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i)the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)for EQUI-VEST(R) At Retirement/SM/ TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-over of the TSA contract to an EQUI-VEST(R) At Retirement/SM/ IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(iv)if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the date of the reset. Please note that resetting your Roll-Up benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.

(vi)if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the older owner's age; and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

                        CONTRACT FEATURES AND BENEFITS

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals. The standard death benefit, available at no additional charge, may be elected only in conjunction with the Guaranteed minimum income benefit. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

For an additional charge, you may elect one of the enhanced death benefits. If you elect one of the enhanced death benefits, (not including the GWBL Enhanced death benefit) the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals, whichever provides the higher amount. See "Payment of death benefit" later in this prospectus for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this prospectus for more information.

Any of the enhanced death benefits can be elected by themselves or with the Guaranteed minimum income benefit. The standard death benefit may only be elected with the Guaranteed minimum income benefit.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 55 THROUGH 75 AT ISSUE. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix V later in this prospectus for state availability of these benefits):

..   ANNUAL RATCHET TO AGE 85.

..   THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit " in "Accessing your money" later in this prospectus for more information on these guaranteed benefits.

See Appendix III later in this prospectus for an example of how we calculate an enhanced death benefit.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this prospectus. Your investment options will be limited to the guaranteed interest option and the variable investment options.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant, for non-natural owners).

The successor owner must be the owner's spouse. If your EQUI-VEST(R) contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement/SM/ contract, such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement/SM/ contract. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

Joint life TSA contracts are not permitted. For NQ contracts with two owners, the GWBL benefit cannot be elected if the owners are not spouses.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus for a description of the charge.

You should not purchase this benefit if:

..   You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

..   You are interested in long term accumulation rather than taking withdrawals; or

..   You plan to use it for withdrawals prior to age 59 1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this prospectus.


..   In June 2013, the U.S. Supreme Court ruled that the portion of the federal
    Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer

                        CONTRACT FEATURES AND BENEFITS
   the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


For traditional IRAs and TSA contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD Automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

..   Your GWBL benefit base increases by the dollar amount of any additional contributions.

..   Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

..   Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age at the time of the first withdrawal. For IRA and TSA contracts, if you have to take a required minimum distribution
(RMD) and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

---------------------------------------------------------------
 AGE                                     APPLICABLE PERCENTAGE
---------------------------------------------------------------
55-64                                    4.0%
---------------------------------------------------------------
65-74                                    5.0%
---------------------------------------------------------------
75-84                                    6.0%
---------------------------------------------------------------
85 and older                             7.0%
---------------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any additional contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Additional contributions". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

..   The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

..   The Guaranteed annual withdrawal amount is recalculated to equal the
    Applicable percentage currently in effect, multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this prospectus.

In general, if you purchase this contract as a traditional IRA or TSA and participate in our RMD Automatic withdrawal option, an automatic withdrawal under that program will not cause an Excess withdrawal,

                        CONTRACT FEATURES AND BENEFITS
even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus. Loans are not available under TSA contracts if GWBL is elected.

ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus.

5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any additional contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

ADDITIONAL CONTRIBUTIONS

If you elect GWBL, additional contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the dollar amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 55-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 55-75.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

..   Your GWBL Enhanced death benefit base increases by the dollar amount of any additional contribution;

..   Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

..   Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

..   Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

If you elect either the GWBL Standard death benefit or the GWBL Enhanced death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals), whichever provides a higher amount.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits.

If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

..   Your EQUI-VEST(R) At Retirement/SM/ contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the EQUI-VEST(R) At Retirement/SM/ contract will be the owner and annuitant. The successor owner, if

                        CONTRACT FEATURES AND BENEFITS
   applicable, will be the joint annuitant. If the owner is non-natural, the annuitant will be the same as under your EQUI-VEST(R) At Retirement/SM/ contract.

..   No additional contributions will be permitted.

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or in unscheduled lump sums, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

..   Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

..   The charge for the Guaranteed withdrawal benefit for life and the GWBL
    Enhanced death benefit will no longer apply.

..   If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   This benefit may be of limited usefulness to you if you do not intend to take any withdrawals.

..   Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

..   Withdrawals are not considered annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age
    59 1/2. See "Tax information" later in this prospectus.

..   All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

..   If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

..   The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

..   If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

..   If you transfer ownership of this contract, you terminate the GWBL benefit.

..   Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

..   For IRA and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

..   If you elect GWBL on a joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund or reinstate your original EQUI-VEST(R) contract. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.

                        CONTRACT FEATURES AND BENEFITS

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Under TSA contracts, your refund will be less any amounts in the loan reserve account. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract.

If you cancel your EQUI-VEST(R) At Retirement/SM/ contract during the free look period and choose to reinstate your EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract, the death benefit under your EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract will be restored to its value before the transfer to the EQUI-VEST(R) At Retirement/SM/ contract occurred. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

Our processing office, or your financial professional, can provide you with the cancellation instructions.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applicable to TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of optional benefit charges; and (ii) the amount of any outstanding loan plus accrued interest (applicable to TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)mortality and expense;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal;

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv)increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit and/or Guaranteed withdrawal benefit for life charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix V later in this prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this prospectus.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   If an owner or annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less.

..   We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

..   If you already have an amount in a fixed maturity option, you may not add additional amounts to that same option.

..   If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

In addition, we reserve the right to restrict transfers into and among variable investment options including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Dollar Cost Averaging" below in this section) in any contract year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b)the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts or percentages of your current account value to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under ''6% Roll-Up to age 85 (Used for the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)'' earlier in the Prospectus, the higher roll-up rate (6%, or 4% in Washington) applies with respect to most investment options, but a lower roll-up rate (3%) applies with respect to the fixed maturity options and the guaranteed interest option and the loan reserve account under TSA (the ''lower roll-up rate options''). The other investment options, to which the higher rate applies, are referred to as the ''higher roll-up rate options'". For more information about the roll-up rate applicable in Washington, see Appendix V.

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% and the other portion that is rolling up at 3%. If you transfer account value from a 6% to a 3% option, all or a portion of your benefit base will transfer from the 6% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 6% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-Up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-Up benefit base segments is generally not the same as the dollar amount of the account value transfer.

..   For example, if your account value is $30,000 and has always been invested in a 6% investment options, and your benefit base is $40,000 and is all rolling up at 6%, and you transfer

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

   50% of your account value ($15,000) to the guaranteed investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% and $20,000 will roll-up at 3%. In this example, the amount of your Roll-Up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

..   For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% is less than the dollar amount of your transfer to a 6% investment option.

If you elected a guaranteed death benefit that is available with a 3% Roll-Up benefit base only, your benefit base will not be impacted by transfers among investment options.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trust had not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option under a dollar cost averaging program.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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For information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" under "Contract features and benefits" earlier in this prospectus.

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. Election of either option is subject to the 25% allocation restriction into the guaranteed interest option. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers will be made on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option into the variable investment options of your choice. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL

-------------------------------------------------------------
                                                   LIFETIME
                                                   REQUIRED
                                                   MINIMUM
CONTRACT                  PARTIAL    SYSTEMATIC  DISTRIBUTION
-------------------------------------------------------------
NQ                          Yes         Yes          No
-------------------------------------------------------------
IRA                         Yes         Yes          Yes
-------------------------------------------------------------
Roth IRA                    Yes         Yes          No
-------------------------------------------------------------
TSA/(1)/                    Yes/(1)/    Yes/(1)/     Yes/(1)/
-------------------------------------------------------------

(1)Not if a loan is outstanding.

GWBL AUTOMATIC PAYMENT PLANS
(FOR CONTRACTS WITH GWBL ONLY)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract anniversaries with any Annual ratchet or a 5% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual ratchet or a 5% deferral bonus. If you would like to increase your payments, you must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

We do not anticipate that Guaranteed annual withdrawals made under the GWBL maximum or customized payment plan will qualify for an age 59 1/2 penalty tax exception. See "Early distribution penalty tax" in "Tax Information" later in this prospectus.

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time (unless you have a TSA contract that has an outstanding loan). The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the GWBL benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT CONTRACTS WITH GWBL)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis (unless you have a TSA contract that has an outstanding loan). The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

                             ACCESSING YOUR MONEY

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

You may elect to take systematic withdrawals at any time. If you own a TSA contract, you may not elect systematic withdrawals if you have a loan outstanding.

Systematic withdrawals are not available if you have elected the Guaranteed withdrawal benefit for life.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(IRA and TSA contracts only -- See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet required minimum distributions will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this prospectus.

You may elect this option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300 or your account value, whichever is less. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this prospectus for your specific type of retirement arrangement.

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FOR IRA AND TSA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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Under TSA contracts, you may not elect our RMD automatic withdrawal option if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our RMD Automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD Automatic withdrawal option will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD Automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD Automatic withdrawal option and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through November 30th. Any RMD payment we make to you under our RMD Automatic withdrawal option will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our RMD automatic withdrawal option causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of IRA and TSA contracts generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must

                             ACCESSING YOUR MONEY
begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset" in "Contract features and benefits" earlier in this prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to withdrawals from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from an IRA or TSA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA or IRA contract directly into an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

In general, withdrawals (including required minimum distributions) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

With respect to the Guaranteed minimum income benefit and the greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


If you elected a guaranteed benefit that provides a 6% roll-up, all or a portion of your Roll-Up to age 85 benefit base may be rolling up at 3%, if all or a portion of your account value is currently or was previously allocated to one or more investment options to which a 3% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-Up to age 85 benefit base, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" earlier in this Prospectus and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" earlier in this prospectus.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar for dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar-for-dollar by each payment. You are guaranteed to receive the minimum death benefit. If you or a successor owner (if applicable) die prior to receiving that amount, any remaining minimum death benefit will be paid to your beneficiary.

WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if the account value is less than $500, or if you make a withdrawal that would result in a cash value of less

                             ACCESSING YOUR MONEY
than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

LOANS UNDER TSA CONTRACTS

As a result of federal tax law changes beginning in 2007, loans are not available under an EQUIVEST(R) At Retirement/SM/ TSA contract without employer or plan administrator approval. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

If loans are available: You should read the terms and conditions on our loan request form carefully before taking out a loan. Your contract contains further details of the loan provision. We will not permit you to take a loan while you are enrolled in our "required minimum distribution (RMD) automatic withdrawal option." We may also restrict the availability of loans if you have not fully repaid the entire outstanding balance of any prior loan.

If you exercise the GMIB option, any outstanding loan amount must be repaid or the loan will be defaulted.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.

A loan with respect to an EQUI-VEST(R) At Retirement/SM/ TSA contract, will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due.

Loans under TSA contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial and may result in severe restrictions on your ability to borrow amounts. Please see Appendix V later in this prospectus for any state restrictions you may be subject to if you take a loan from a TSA contract. Also, see "Tax information" later in this prospectus for general rules applicable to loans.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (i) the loan amount, which will earn interest at the "loan reserve account rate" during the loan term, and
(ii) 10% of the loan amount, which will earn interest at the guaranteed interest rate. You may not make any withdrawals or transfers among investment options or any other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%.


If you elected a guaranteed benefit that provides a 6% roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-Up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" earlier in this prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

                             ACCESSING YOUR MONEY

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.


Deferred annuity contracts such as EQUI-VEST(R) At Retirement/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) At Retirement/SM/ contract, all its benefits terminate and will be converted to a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) At Retirement/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


Your EQUI-VEST(R) At Retirement/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix V later in this prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus for further information.


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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
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Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period certain
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Income Manager/SM /payout options        .   Life annuity with period certain
  (available for owners and annuitants   .   Period certain annuity
  age 83 or less at contract issue) (as
  described in a separate prospectus
  for this option)
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees

                             ACCESSING YOUR MONEY
payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER/SM/ PAYOUT OPTIONS

The Income Manager/SM/ payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager/SM/ payout annuity contract. You may request an illustration of the Income Manager/SM/ payout annuity contract from your financial professional. Income Manager/SM/ payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager/SM/ payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager/SM/ payout options provide guaranteed level payments. The Income Manager/SM/ (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).

For TSA contracts, if you want to elect an Income Manager/SM/ payout option, we will first roll over amounts in such contract to an IRA contract.

You may choose to apply only part of the account value of your EQUI-VEST(R) At Retirement/SM/ contract to an Income Manager/SM/ payout annuity. In this case, we will consider any amounts applied as a withdrawal from your EQUI-VEST(R) At Retirement/SM/. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

The Income Manager/SM/ payout options are not available in all states.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the EQUI-VEST(R) At Retirement/SM/ contract date. Except with respect to the Income Manager/SM/ annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will decrease if you increase the duration or frequency of a non-life contingent annuity or the certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

We will send you a notice with your contract statement one year prior to your maturity date. If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager/SM/ payout option is chosen. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is based on the age of the annuitant at contract issue and cannot be changed other than in conformance with applicable law. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix V later in this prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   An administrative charge

..   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; and the Guaranteed withdrawal benefit for life.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

..   Charges for certain optional special services.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

There is no annual administrative charge for your EQUI-VEST(R) At
Retirement/SM/ contract.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

                             CHARGES AND EXPENSES

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract anniversary. If the single life option is in effect, the charge is equal to 0.60%. If the Joint Life option is in effect, the charge is equal to 0.75%. We will deduct this charge from your value in the variable investment options in which you are invested and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an annual ratchet. The maximum charge for the single life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trust.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

                             CHARGES AND EXPENSES

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under NQ jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date your spouse's contract is issued or, if greater, the applicable Guaranteed minimum death benefit as of the date of your death. We determine the amount of the death benefit other than the applicable Guaranteed minimum death benefit as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH

In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. If the NQ contract is jointly owned, the death benefit is payable upon the death of the older owner. If the NQ contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For IRA and NQ Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, as discussed below. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation."

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION (NQ ONLY)

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit, if applicable, will continue without change. If

                           PAYMENT OF DEATH BENEFIT
the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. No subsequent contributions will be permitted.

SPOUSAL CONTINUATION (IRA AND NQ ONLY)

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own an NQ contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

..   As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

   -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

..   The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit option will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you elect GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. No subsequent contributions will be permitted. If you elect GWBL on a Single life basis, the benefit and charge will terminate.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed minimum death benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

..   If you elect GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA, TSA and NQ contracts. Please speak with your financial professional or see Appendix V later in this prospectus for further information.

For Joint life contracts with GWBL, beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, ROTH IRA AND TSA CONTRACTS ONLY.

The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

                           PAYMENT OF DEATH BENEFIT

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA and TSA contracts, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for traditional IRA, Roth IRA, and TSA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

..   Loans will no longer be available for TSA contracts.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your

                           PAYMENT OF DEATH BENEFIT
   beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

If the deceased is the younger non-spousal joint owner:

..   The annuity account value will not be reset to the death benefit amount.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) At Retirement/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, the amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


FATCA

Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

SPOUSAL STATUS

The determination of spousal status is made under applicable state law. While same-gender marriage or civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST/SM/ At Retirement/SM/'s choice of death benefits, the Guaranteed withdrawal for life benefit, the Guaranteed minimum income benefit, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

                                TAX INFORMATION

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

The sole way to purchase an EQUI-VEST(R) At Retirement/SM/ NQ contract is through a transfer of funds from the original EQUI-VEST(R) contract which is the source contract. Normally, exchanges of contracts are taxable events. The transfer will be a tax deferred exchange under Section 1035 of the Internal Revenue Code if:

..   The contract that is the source of the funds you are using to purchase the
    NQ contract is another nonqualified deferred annuity contract.

..   The owner and the annuitant are the same under the original EQUI-VEST(R)
    contract and the EQUI-VEST(R) At Retirement/SM/ NQ contract.

The tax basis, also referred to as your investment in the contract, of the original EQUI-VEST(R) contract carries over to the EQUI-VEST(R) At Retirement/SM/ NQ contract.

1035 EXCHANGES

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract such as the EQUI-VEST(R) At Retirement/SM/ NQ contract to:

..   another nonqualified deferred annuity contract; or

                                TAX INFORMATION

..   a "qualified long-term care contract" meeting all specified requirements under the Code; or

..   an annuity contract with a "qualified long-term care contract" feature
    (sometimes referred to as a "combination annuity" contract).

An exchange to another contract will terminate any guaranteed benefits under the contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Partial 1035 exchanges are not available to purchase an EQUI-VEST(R) At Retirement/SM/ contract.


Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments for your life
    (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.


Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.


We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.



ADDITIONAL TAX ON NET INVESTMENT INCOME


Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly; and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual

                                TAX INFORMATION
retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets funding the account typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS to approve the respective forms of the EQUI-VEST(R) At Retirement/SM/ traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the EQUI-VEST(R) At Retirement/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this prospectus. If you cancel a traditional IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

This IRA may be funded through direct transfer of funds only and not through regular or rollover contributions.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of excess contributions, under technical income tax rules; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's

                                TAX INFORMATION
traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

ROLLOVERS TO ELIGIBLE RETIREMENT PLANS

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. Please see your tax adviser for more information.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Certain distributions from IRAs directly transferred to charitable organizations have been tax-free to IRA owners age 701/2 or older in past years. This provision expired as of December 31, 2013, so it is not in effect for 2014 unless Congress later extends it for 2014.

REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "required minimum distribution (RMD) automatic withdrawal options." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire

                                TAX INFORMATION
value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

SPOUSAL CONTINUATION

If the contract is continued under spousal continuation then the required minimum distribution rules are applied as if your surviving spouse is the contract owner..

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59 1/2.

                                TAX INFORMATION

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) At Retirement/SM/ Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Generally, individuals may make four different types of contributions to purchase a Roth IRA or as later additions to an existing Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements; or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

This Roth IRA may be funded only through direct transfer of funds and not through regular Roth IRA contributions or rollover contributions. Also, if the funds are originally in a traditional IRA, you must convert to Roth IRA in your original EQUI-VEST(R) contract before you apply the funds to an EQUI-VEST(R) At Retirement/SM/ contract.

RECHARACTERIZATIONS

Generally, you may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution. Any recharacterization of a Roth IRA contribution to a traditional IRA contribution, if available, must be done in the original EQUI-VEST(R) Roth IRA contract and not in the EQUI-VEST(R) At Retirement/SM/ contract.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

You may roll over amounts from one Roth IRA to another Roth IRA if you complete the transaction within 60 days of when you receive the funds. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

                                TAX INFORMATION

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of this prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)". If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS PLAN PARTICIPATION STATUS AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
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FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules apply beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

ALTHOUGH IT IS NOT CLEAR UNDER THE 2007 REGULATIONS, IT APPEARS THAT
(I) ANNUITY CONTRACTS ISSUED TO EMPLOYEES TERMINATING EMPLOYMENT OR RETIRING FROM SERVICE WITH THE EMPLOYER WHICH PROVIDED THE FUNDS MAY NOT BE CONSIDERED AS 403(B) ANNUITY CONTRACTS IF NO LONGER PART OF THE EMPLOYER'S PLAN, OR
(II) EVEN

                                TAX INFORMATION

IF SUCH CONTRACTS RETAIN 403(B) STATUS (SO THAT AMOUNTS CAN BE ROLLED OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH AGREES TO ACCEPT THE FUNDS), TRANSACTIONS MAY BE LIMITED. FOR THIS REASON YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD PURCHASE AN EQUI-VEST(R) AT RETIREMENT/SM/ TSA CONTRACT OR RETAIN A PREVIOUSLY-PURCHASED CONTRACT, OR INSTEAD ROLL IT OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH WILL ACCEPT THE FUNDS, SUCH AS A TRADITIONAL IRA.

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE EQUI-VEST(R) AT RETIREMENT/SM/ TSA CONTRACT

Because the EQUI-VEST(R) At Retirement/SM/ TSA contract (i) was designed to be purchased through an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another and (ii) does not accept employer-remitted contributions, contributions to an EQUI-VEST(R) At Retirement/SM/ TSA contract are extremely limited as described below. EQUI-VEST(R) At Retirement/SM/ TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

DIRECT TRANSFER CONTRIBUTIONS

A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as discussed above.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL. Certain amounts under a 403(b) TSA contract may be restricted from withdrawal but these restrictions do not apply after severance from employment with the employer who provided the funds to purchase the contract. The EQUI-VEST(R) At Retirement/SM/ TSA contract is available for purchase only to TSA participants who are no longer employed with the employer who provided the funds for the purchase of the original EQUI-VEST(R) TSA contract. Prior to the 2007 Regulations, restrictions on distributions which generally apply to certain amounts in TSAs did not apply to loans, withdrawals or other payments for such severed-from-employment individuals. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. It is not clear how the 2007 Regulations affect post-separation from service contract withdrawals from the EQUI-VEST(R) At Retirement/SM/ TSA. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer 403(b) plans.) Distributions from TSAs may be subject to 20% federal

                                TAX INFORMATION
income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable. EQUI-VEST(R) At Retirement/SM/ TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

You may take loans from a TSA unless you have elected GWBL. However, particularly if you have recently been severed from employment, you may need to consult with your former employer concerning loan balance history in order to take a loan from the EQUI-VEST(R) At Retirement/SM/ TSA contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan, including unpaid interest, is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) At Retirement/SM/ TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed with respect to an EQUI-VEST(R) At Retirement/SM/ contract and not repaid may be treated as a distribution if:

..   the loan does not qualify under the conditions above; or

..   the participant fails to repay the interest or principal when due.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

                                TAX INFORMATION

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70 1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70 1/2, as follows:

..   For 403(b) plan participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement. (This exception is unlikely to apply as severance from employment from the employer who provided the funds to purchase the original EQUI-VEST(R) TSA contract is a condition for purchasing the EQUI-VEST(R) At Retirement/SM/ TSA contract.)

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age
    70 1/2. We will know whether or not you qualify for this exception because it applies only to people who purchase their EQUI-VEST(R) At Retirement/SM/ TSA contract by direct transfers. The information we have from your original EQUI-VEST(R) contract carries over.

SPOUSAL CONSENT RULES

If your original EQUI-VEST(R) TSA is subject to ERISA, your purchase of EQUI-VEST(R) At Retirement/SM/ TSA contract is subject to prior spousal consent. Your spouse must sign the Conversion Acknowledgment Form. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

                                TAX INFORMATION

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

If a non-periodic distribution from a TSA is not an eligible rollover distribution then the 10% withholding rate also applies.

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" earlier in this prospectus. No election out of withholding is permitted. An eligible rollover distribution from a TSA can be rolled over to another eligible retirement plan, including an IRA.

All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are required minimum distributions after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the plan participant's life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and your designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.


The Board of Trustees of the Trust serves for the benefit of the Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for the Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained from TOPS or Online Account Access or your financial professional.


The rates to maturity for new allocations as of February 18, 2014 and the related price per $100 of maturity value were as shown below:



-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 18, 2014  MATURITY VALUE
-------------------------------------------------------
      2014            3.00%/(1)/      $99.06
-------------------------------------------------------
      2015            3.00%/(1)/      $96.17
-------------------------------------------------------

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-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 18, 2014  MATURITY VALUE
-------------------------------------------------------
      2016            3.00%/(1)/      $93.36
-------------------------------------------------------
      2017            3.00%/(1)/      $90.64
-------------------------------------------------------
      2018            3.00%/(1)/      $88.00
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      2019            3.00%/(1)/      $85.44
-------------------------------------------------------
      2020            3.00%/(1)/      $82.95
-------------------------------------------------------
      2021            3.00%/(1)/      $80.53
-------------------------------------------------------
      2022            3.00%/(1)/      $78.18
-------------------------------------------------------
      2023              3.05%         $75.56
-------------------------------------------------------



(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities,

                               MORE INFORMATION
such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   A loan request under your TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trust we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent public accounting firms selected for the
    Trust; or

..   any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

                               MORE INFORMATION

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to the separate account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.


You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit and/or GWBL ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information. See Appendix V later in this prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of IRA or TSA contracts except by surrender to us. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation. Loans are generally available under a TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA or TSA contract to another similar arrangement under federal income tax rules.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is 59


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registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 0.10% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------



AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2013 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The following table shows the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013.



--------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------
                                          2009    2010    2011    2012    2013
--------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $110.42 $119.94 $115.55 $123.78 $138.86
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        38     139     238     330     440
--------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $109.22 $117.67 $114.53 $121.18 $132.18
--------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      20      34      53      57
--------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $105.43 $111.64 $110.98 $114.45 $117.91
--------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      10      18      23      24
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2014 to a fixed maturity option with a maturity date of June 15, 2022 (eight years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2018./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2018

                                                                             --------------------------------------------
                                                                                5%                   9%

-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2018 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $141,389             $121,737
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $131,104             $131,104
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $ 10,285             $ (9,367)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2018 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,637             $ (3,847)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,363             $ 53,847
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 91,389             $ 71,737
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 84,741             $ 77,257
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $111,099             $101,287
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $171,882               where j is either 5% or 9%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:
Maturity value        =               $171,882
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.07)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365) /= ($84,741 or $77,257) x (1+0.07)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options with no allocation to the guaranteed interest option or the fixed maturity options, no subsequent contributions, no transfers, no withdrawals and no loans under a TSA contract, the enhanced death benefit for an owner age 55 would be calculated as follows:

--------------------------------------------------------------------------------------------------
                                     6% ROLL-UP TO AGE 85  ANNUAL RATCHET TO AGE 85     GWBL
END OF CONTRACT YEAR  ACCOUNT VALUE     BENEFIT BASE            BENEFIT BASE         BENEFIT BASE
--------------------------------------------------------------------------------------------------
         1              105,000            106,000                 105,000             105,000
--------------------------------------------------------------------------------------------------
         2              115,500            112,360                 115,500             115,500
--------------------------------------------------------------------------------------------------
         3              129,360            119,102                 129,360             129,360
--------------------------------------------------------------------------------------------------
         4              103,488            126,248                 129,360             135,828
--------------------------------------------------------------------------------------------------
         5              113,837            133,823                 129,360             142,296
--------------------------------------------------------------------------------------------------
         6              127,497            141,852                 129,360             148,764
--------------------------------------------------------------------------------------------------
         7              127,497            150,363                 129,360             155,232
--------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1)At the end of contract years 1 through 3, the death benefit is the current account value.

(2)At the end of contract years 4 through 7, the death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85./(1)/

GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


-------------
(1)At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.

                                     III-1

                 APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)%, 3.63% for the EQUI-VEST(R) At Retirement/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.72% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT



                                             GREATER OF 6% ROLL-UP
                                             TO AGE 85 OR THE                          LIFETIME ANNUAL    LIFETIME ANNUAL
                                             ANNUAL RATCHET                            GUARANTEED MINIMUM GUARANTEED MINIMUM
    CONTRACT                                 TO AGE 85 GUARANTEED                      INCOME BENEFIT     INCOME BENEFIT
AGE   YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT TOTAL DEATH BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
-----------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%      6%      0%         6%         0%        6%        0%        6%       0%        6%
-----------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 100,000 100,000 100,000    100,000    100,000   100,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
61      1     96,305 102,305  96,305 102,305 106,000    106,000    106,000   106,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
62      2     92,618 104,614  92,618 104,614 112,360    112,360    112,360   112,360      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
63      3     88,934 106,923  88,934 106,923 119,102    119,102    119,102   119,102      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
64      4     85,248 109,226  85,248 109,226 126,248    126,248    126,248   126,248      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
65      5     81,555 111,518  81,555 111,518 133,823    133,823    133,823   133,823      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
66      6     77,849 113,793  77,849 113,793 141,852    141,852    141,852   141,852      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
67      7     74,125 116,044  74,125 116,044 150,363    150,363    150,363   150,363      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
68      8     70,376 118,264  70,376 118,264 159,385    159,385    159,385   159,385      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
69      9     66,596 120,446  66,596 120,446 168,948    168,948    168,948   168,948      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
70     10     62,779 122,579  62,779 122,579 179,085    179,085    179,085   179,085   10,584    10,584   10,584    10,584
-----------------------------------------------------------------------------------------------------------------------------
75     15     42,891 132,179  42,891 132,179 239,656    239,656    239,656   239,656   15,362    15,362   15,362    15,362
-----------------------------------------------------------------------------------------------------------------------------
80     20     20,925 138,807  20,925 138,807 320,714    320,714    320,714   320,714   21,841    21,841   21,841    21,841
-----------------------------------------------------------------------------------------------------------------------------
85     25          0 140,246       0 140,246       0    429,187          0   429,187   39,700    39,700   39,700    39,700
-----------------------------------------------------------------------------------------------------------------------------
90     30          0 138,774       0 138,774       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
95     35          0 137,014       0 137,014       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the EQUI-VEST(R) At Retirement/SM/ contract or certain features and/or benefits are either not available as of the date of this prospectus or vary from the contract's features and benefits as previously described in this prospectus.

STATES WHERE CERTAIN EQUI-VEST(R) AT RETIREMENT/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
CALIFORNIA    See "Contract features and        If you reside in the state of
              benefits"--"Your right to cancel  California and you are age 60 within a certain number of days"  and older at the time the contract is issued, you may
                                                return your variable annuity
                                                contract within 30 days from the
                                                date that you receive it and
                                                receive a refund as described
                                                below.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market option (and/or
                                                guaranteed interest option), the
                                                amount of your refund will be
                                                equal to your contribution less
                                                interest, unless you make a
                                                transfer, in which case the
                                                amount of your refund will be
                                                equal to your account value on
                                                the date we receive your request
                                                to cancel at our processing
                                                office. This amount could be
                                                less than your initial
                                                contribution. If you allocate
                                                any portion of your initial
                                                contribution to the variable
                                                investment options (other than
                                                the EQ/Money Market option)
                                                and/or fixed maturity options,
                                                your refund will be equal to
                                                your account value on the date
                                                we receive your request to
                                                cancel at our processing office.
---------------------------------------------------------------------------------
DELAWARE      See "Contract features and        Fixed maturity options are not
              benefits"--"Fixed maturity        available.
              options"
---------------------------------------------------------------------------------
FLORIDA       See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Florida, you may cancel your
              "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                                from the date that you receive
                                                it. You will receive an
                                                unconditional refund equal to
                                                the greater of the cash
                                                sur-render value provided in the
                                                annuity contract, plus any fees
                                                or charges deducted from the
                                                contributions or imposed under
                                                the contract, or a refund of all
                                                contributions paid.
---------------------------------------------------------------------------------
KANSAS        See "Payment of death             The default beneficiary must be
              benefit"--"Your beneficiary and   the owner's estate.
              payment benefit"
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  To exercise this cancellation
              a certain number of days"         right you must mail the
                                                contract, with a signed letter
                                                of instructions electing this
                                                right, to our processing office
                                                within 20 days after you receive
                                                it.
---------------------------------------------------------------------------------
PENNSYLVANIA  See "Contract features and        Fixed maturity options are not
              benefits"--"Fixed maturity        available.
              options"

              See "Accessing your money"--      Taking a loan in excess of the
              "Loans under TSA contracts"       Internal Revenue Code limits may
                                                result in adverse tax
                                                consequences. Please consult
                                                your tax adviser before taking a
                                                loan that exceeds the Internal
                                                Revenue Code limits.
---------------------------------------------------------------------------------


                                      V-1

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     Income from NQ contracts we
             annuities" under "Tax             issue is U.S. source. A Puerto
             information."                     Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               anticipate requiring owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico that
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income beginning in 2014.
--------------------------------------------------------------------------------
WASHINGTON   See "Contract features and
             benefits"

             .   "Guaranteed interest option"  .   The guaranteed interest
                                                   option is not available.

             .   "Fixed maturity options"      .   Fixed maturity options are
                                                   not available.

             .   "Guaranteed minimum death     .   For the Greater of the
                 benefit and Guaranteed            Annual Ratchet to age 85 or
                 minimum income benefit base"      Roll-Up to age 85 death
                 -- 6% Roll-Up to age 85           benefit, the roll up is 4%
                 (used for the Greater of the      (instead of 6%).
                 6% Roll-Up to age 85 or the
                 Annual Ratchet to age 85
                 enhanced death benefit AND
                 for the Guaranteed minimum
                 income benefit

             .   "Guaranteed minimum death     .   The death benefit reset may
                 benefit/Guaranteed minimum        only occur if the account
                 income benefit roll-up            value on the contract
                 benefit base reset."              anniversary is greater than
                                                   the 6% roll to age 85 GMIB
                                                   benefit base. Both roll-up
                                                   benefit bases get reset to
                                                   the account value. The 4%
                                                   roll-up continues on to age
                                                   85 on the reset death
                                                   benefit.

             See "Accessing your               .   The Income Manager/SM/
             money"--"Your annuity payout          payout annuity is not
             options,""Income Manager/SM/          available.
             payout options"
--------------------------------------------------------------------------------


                                      V-2

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculating unit values                                       2

Custodian and independent registered public accounting firm   2

Distribution of the Contracts                                 2

Financial statements                                          2

HOW TO OBTAIN AN EQUI-VEST/SM/ AT RETIREMENT/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) At Retirement/SM/
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) At Retirement/SM/ SAI for SEPARATE
ACCOUNT A dated May 1, 2014.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #417035
                                                 EQUI-VEST(R) At Retirement/SM/

EQUI-VEST(R) At Retirement/SM/

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2014


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related prospectus for EQUIVEST(R) At Retirement/SM/ dated May 1, 2014. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Calculating unit values                                      2

        Custodian and independent registered public accounting firm  2

        Distribution of the contracts                                2

        Financial statements                                         2


 EQUI-VEST(R) is a registered service mark and At Retirement/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104

  Copyright 2014 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #612175
                                                        EQUI-VEST At Retirement

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CALCULATING UNIT VALUES

Unit values are determined at the end of each ''valuation period'' for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the ''net investment factor'' for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period ended December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2013, 2012 and 2011. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $577,490,356 in 2013, $630,130,187 in 2012 and $529,410,549 in 2011. Of these amounts, for each of these three years, AXA Advisors retained $319,941,479, $371,036,017 and $268,084,019, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013............   FSA-3
   Statements of Operations for the Year Ended December 31, 2013......  FSA-47
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2013 and 2012.......................................  FSA-65
   Notes to Financial Statements...................................... FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #611964

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                                            AMERICAN CENTURY   AMERICAN FUNDS
                           ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R) AXA AGGRESSIVE
                       AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/     ALLOCATION*
                       ------------------ -------------- ------------------ ---------------- ------------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $1,157,058      $50,117,331        $379,899         $8,993,355        $1,434,795       $539,887,680
Receivable for
 policy-related
 transactions.........          6,127           23,685          31,255             21,180            22,847            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total assets.......      1,163,185       50,141,016         411,154          9,014,535         1,457,642        540,143,156
                           ----------      -----------        --------         ----------        ----------       ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total liabilities..          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
NET ASSETS............     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

NET ASSETS:
Accumulation Unit
 Value................     $1,157,085      $50,116,840        $379,731         $8,993,647        $1,434,837       $539,875,475
Retained by AXA
 Equitable in
 Separate Account A...              8              491             168                  8                 8             12,205
                           ----------      -----------        --------         ----------        ----------       ------------
TOTAL NET ASSETS......     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

Investments in
 shares of the
 Portfolios, at cost..     $1,140,719      $47,681,323        $375,071         $7,494,681        $1,456,828       $449,466,378
The Portfolios
 shares held
   Class B............         97,134        2,551,931          34,276                 --                --         45,219,922
   Class II...........             --               --              --            486,653                --                 --
   Class 4............             --               --              --                 --           134,218                 --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                        STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                       ------------ ---------------- ---------------- ---------------- ----------------- ----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $81,579,799    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,287,984
Receivable for
 shares of the
 Portfolios sold......          --         122,607              --               --                --            41
Receivable for
 policy-related
 transactions.........     217,243              --           4,629            1,715           112,139             4
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total assets.......  81,797,042     123,132,051      14,837,408        6,834,802       203,603,526     1,288,029
                       -----------    ------------     -----------       ----------      ------------    ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............     217,288              --           4,629            1,715           112,139            --
Payable for
 policy-related
 transactions.........          --         122,607              --               --                --            --
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total liabilities..     217,288         122,607           4,629            1,715           112,139            --
                       -----------    ------------     -----------       ----------      ------------    ----------
NET ASSETS............ $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

NET ASSETS:
Accumulation Unit
 Value................ $81,575,600    $123,006,354     $14,831,303       $6,832,790      $203,468,392    $1,288,021
Retained by AXA
 Equitable in
 Separate Account A...       4,154           3,090           1,476              297            22,995             8
                       -----------    ------------     -----------       ----------      ------------    ----------
TOTAL NET ASSETS...... $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

Investments in
 shares of the
 Portfolios, at cost.. $73,784,458    $123,064,952     $13,863,141       $6,660,796      $194,474,725    $1,003,932
The Portfolios
 shares held
   Class A............      18,748              --              --               --                --        82,312
   Class B............   5,829,753      12,709,318       1,119,476          582,575        20,036,232            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                                     -------------- ---------------- ---------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $1,723,494,483   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
Receivable for shares of the
 Portfolios sold....................             --            --                 --           --           --        4,024
Receivable for policy-related
 transactions.......................      1,240,679       109,934            470,436          480        6,782           --
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total assets.....................  1,724,735,162    12,511,104      1,057,535,986    6,118,073    8,950,912    3,587,495
                                     --------------   -----------     --------------   ----------   ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............        681,465       109,934            470,436          480        6,782           --
Payable for policy-related
 transactions.......................             --            --                 --           --           --        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total liabilities................        681,465       109,934            470,436          480        6,782        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
NET ASSETS.......................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

NET ASSETS:
Accumulation Unit Value............. $1,717,052,202   $12,400,902     $1,057,035,691   $6,117,168   $8,943,167   $3,583,171
Contracts in payout (annuitization)
 period.............................      6,992,250            --                 --           --           --           --
Retained by AXA Equitable in
 Separate Account A.................          9,245           268             29,859          425          963          300
                                     --------------   -----------     --------------   ----------   ----------   ----------
TOTAL NET ASSETS.................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

Investments in shares of the
 Portfolios, at cost................ $1,694,766,440   $11,849,884     $  927,928,428   $5,254,739   $7,975,432   $3,236,344
The Portfolios shares held
   Class A..........................     91,939,080            --                 --           --           --           --
   Class B..........................     26,657,176       821,814         90,666,642      306,907      504,596      188,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK
                          MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  EQ/BOSTON ADVISORS
                       INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*      EQUITY INCOME*
                       -------------- -------------------- -------------------- --------------- ------------ ------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
Receivable for
 shares of the
 Portfolios sold......           --                --               312,109                --             --              --
Receivable for
 policy-related
 transactions.........        4,945             3,651                    --             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total assets.......    6,701,134         5,439,749           388,663,658        19,945,807    629,529,449     105,346,213
                         ----------        ----------          ------------       -----------   ------------    ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        4,945             3,651                    --             3,757        342,834          60,637
Payable for
 policy-related
 transactions.........           --                --               312,109                --             --              --
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total liabilities..        4,945             3,651               312,109             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
NET ASSETS............   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

NET ASSETS:
Accumulation Unit
 Value................   $6,695,184        $5,435,412          $385,789,007       $19,940,987   $629,176,854    $105,278,663
Contracts in payout
 (annuitization)
 period...............           --                --             2,553,509                --             --              --
Retained by AXA
 Equitable in
 Separate Account A...        1,005               686                 9,033             1,063          9,761           6,913
                         ----------        ----------          ------------       -----------   ------------    ------------
TOTAL NET ASSETS......   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

Investments in
 shares of the
 Portfolios, at cost..   $6,010,141        $5,156,243          $289,715,176       $14,569,070   $432,952,774    $ 89,699,571
The Portfolios
 shares held
   Class A............           --                --            15,344,623                --             --              --
   Class B............      497,574           471,429             2,840,594         1,363,140     31,666,425      15,486,862

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/CALVERT SOCIALLY EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/DAVIS NEW YORK     EQ/EMERGING
                          RESPONSIBLE*          RESEARCH*       STOCK INDEX*  BOND INDEX*      VENTURE*      MARKETS EQUITY PLUS*
                       ------------------- ------------------- -------------- ------------ ----------------- --------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $36,834,680        $203,725,570     $2,353,960,555 $112,884,767    $33,784,629         $1,233,599
Receivable for
 shares of the
 Portfolios sold......           9,387                  --            290,454           --             --                373
Receivable for
 policy-related
 transactions.........              --                 896            959,894       24,754          5,968                 --
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total assets.......      36,844,067         203,726,466      2,355,210,903  112,909,521     33,790,597          1,233,972
                           -----------        ------------     -------------- ------------    -----------         ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............              --              30,896                 --       24,754          5,968                 --
Payable for
 policy-related
 transactions.........           9,387                  --                 --           --             --                373
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total liabilities..           9,387              30,896                 --       24,754          5,968                373
                           -----------        ------------     -------------- ------------    -----------         ----------
NET ASSETS............     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

NET ASSETS:
Accumulation Unit
 Value................     $36,819,031        $203,683,087     $2,340,050,041 $112,878,977    $33,782,551         $1,233,382
Contracts in payout
 (annuitization)
 period...............              --                  --         15,160,706           --             --                 --
Retained by AXA
 Equitable in
 Separate Account A...          15,649              12,483                156        5,790          2,078                217
                           -----------        ------------     -------------- ------------    -----------         ----------
TOTAL NET ASSETS......     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

Investments in
 shares of the
 Portfolios, at cost..     $24,004,023        $133,263,959     $1,778,239,120 $113,201,278    $24,956,427         $1,222,458
The Portfolios
 shares held
   Class A............              --                  --         93,915,162           --             --                 --
   Class B............       3,324,906          10,735,665          5,307,268   11,420,082      2,499,727            130,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                         EQ/EQUITY     EQ/EQUITY    EQ/FRANKLIN   EQ/FRANKLIN TEMPLETON EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                         500 INDEX*   GROWTH PLUS* CORE BALANCED*      ALLOCATION*      AND ACQUISITIONS* COMPANY VALUE*
                       -------------- ------------ -------------- --------------------- ----------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $1,050,754,903 $389,874,157  $81,328,271        $64,195,946         $21,120,300     $678,623,090
Receivable for
 shares of the
 Portfolios sold......             --           --       15,793                 --                  --               --
Receivable for
 policy-related
 transactions.........         97,202           --           --            115,907              10,639          213,429
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total assets.......  1,050,852,105  389,874,157   81,344,064         64,311,853          21,130,939      678,836,519
                       -------------- ------------  -----------        -----------         -----------     ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        282,202       11,080           --            115,907              10,639          238,929
Payable for
 policy-related
 transactions.........             --       28,920       35,793                 --                  --               --
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total liabilities..        282,202       40,000       35,793            115,907              10,639          238,929
                       -------------- ------------  -----------        -----------         -----------     ------------
NET ASSETS............ $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

NET ASSETS:
Accumulation Unit
 Value................ $1,046,515,427 $389,831,521  $81,307,508        $64,173,959         $21,109,818     $678,585,241
Contracts in payout
 (annuitization)
 period...............      4,051,322           --           --                 --                  --               --
Retained by AXA
 Equitable in
 Separate Account A...          3,154        2,636          763             21,987              10,482           12,349
                       -------------- ------------  -----------        -----------         -----------     ------------
TOTAL NET ASSETS...... $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

Investments in
 shares of the
 Portfolios, at cost.. $  749,420,110 $243,550,215  $70,323,201        $50,455,799         $20,326,714     $499,841,352
The Portfolios
 shares held
   Class A............     27,571,852           --           --                 --                  --               --
   Class B............      5,078,663   18,618,888    8,145,490          6,397,912           1,600,651       12,114,180

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                             EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/HIGH YIELD BOND EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                 PLUS*       SECTOR EQUITY*      PORTFOLIO*     GOVERNMENT BOND*    CORE PLUS*
                                             -------------- ---------------- ------------------ ---------------- ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................  $74,958,047     $425,202,468       $1,010,446       $74,371,058      $140,568,599

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................       16,470               --               --             5,270                --

 Receivable
 for
 policy-related
 transactions...............................           --               --              686            59,912            37,797
                                              -----------     ------------       ----------       -----------      ------------
   Total
    assets..................................   74,974,517      425,202,468        1,011,132        74,436,240       140,606,396
                                              -----------     ------------       ----------       -----------      ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................           --            5,420              636                --            37,797
Payable
 for
 policy-related
 transactions...............................       16,470           24,580               --                --                --
                                              -----------     ------------       ----------       -----------      ------------
   Total
    liabilities.............................       16,470           30,000              636                --            37,797
                                              -----------     ------------       ----------       -----------      ------------
NET ASSETS..................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................  $74,946,186     $425,169,461       $1,010,480       $74,013,955      $140,564,379
Contracts
 in
 payout
 (annuitization)
 period.....................................           --               --               --           421,715                --
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................       11,861            3,007               16               570             4,220
                                              -----------     ------------       ----------       -----------      ------------
TOTAL NET
 ASSETS.....................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============


 Investments in shares of the Portfolios, at
 cost.......................................  $80,613,870     $338,643,121       $1,031,998       $73,594,141      $121,015,549
The
 Portfolios
 shares
 held
   Class A..................................           --               --               --         5,555,253                --
   Class B..................................    8,055,908       28,815,708          100,075         1,744,059        13,616,310

                                             EQ/INTERNATIONAL
                                              EQUITY INDEX*
                                             ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................   $456,397,365

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................             --

 Receivable
 for
 policy-related
 transactions...............................             --
                                               ------------
   Total
    assets..................................    456,397,365
                                               ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................         45,558
Payable
 for
 policy-related
 transactions...............................         34,442
                                               ------------
   Total
    liabilities.............................         80,000
                                               ------------
NET ASSETS..................................   $456,317,365
                                               ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................   $454,610,164
Contracts
 in
 payout
 (annuitization)
 period.....................................      1,705,203
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................          1,998
                                               ------------
TOTAL NET
 ASSETS.....................................   $456,317,365
                                               ============


 Investments in shares of the Portfolios, at
 cost.......................................   $433,338,391
The
 Portfolios
 shares
 held
   Class A..................................     41,783,459
   Class B..................................      4,893,484

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/INTERNATIONAL EQ/INVESCO      EQ/JPMORGAN      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                         VALUE PLUS*    COMSTOCK*   VALUE OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                       ---------------- ----------- -------------------- ----------------- ------------- ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $231,120,569   $41,255,950     $59,326,417         $16,461,452    $167,892,508  $283,325,457
Receivable for
 policy-related
 transactions.........         28,884       156,463              --               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total assets.......    231,149,453    41,412,413      59,326,417          16,465,968     168,004,295   283,350,976
                         ------------   -----------     -----------         -----------    ------------  ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............         44,174       156,463          14,615               4,516         111,787        25,519
Payable for
 policy-related
 transactions.........             --            --          15,385                  --              --            --
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total liabilities..         44,174       156,463          30,000               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
NET ASSETS............   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

NET ASSETS:
Accumulation Unit
 Value................   $231,103,132   $41,252,371     $59,293,023         $16,453,302    $167,885,811  $283,322,725
Retained by AXA
 Equitable in
 Separate Account A...          2,147         3,579           3,394               8,150           6,697         2,732
                         ------------   -----------     -----------         -----------    ------------  ------------
TOTAL NET ASSETS......   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

Investments in
 shares of the
 Portfolios, at cost..   $184,087,223   $31,302,705     $42,601,320         $13,671,888    $116,566,295  $182,183,157
The Portfolios
 shares held
   Class B............     17,714,174     2,942,145       4,220,252           1,889,794      13,618,354    11,612,127

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  EQ/MFS INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                       VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*       GROWTH*           INDEX*    VALUE PLUS*
                       ------------ ------------ --------------- -------------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $52,864,276  $849,554,488   $46,536,944       $97,519,183      $434,867,750 $518,812,429
Receivable for
 shares of the
 Portfolios sold......          --            --            --                --                --       17,291
Receivable for
 policy-related
 transactions.........      96,565            --        19,078           140,512           112,559           --
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total assets.......  52,960,841   849,554,488    46,556,022        97,659,695       434,980,309  518,829,720
                       -----------  ------------   -----------       -----------      ------------ ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............      96,565        53,893        19,078           140,512           112,559           --
Payable for
 policy-related
 transactions.........          --       176,107            --                --                --       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total liabilities..      96,565       230,000        19,078           140,512           112,559       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
NET ASSETS............ $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

NET ASSETS:
Accumulation Unit
 Value................ $52,859,144  $845,340,043   $46,531,354       $97,506,188      $434,849,978 $518,798,947
Contracts in payout
 (annuitization)
 period...............          --     3,979,705            --                --                --           --
Retained by AXA
 Equitable in
 Separate Account A...       5,132         4,740         5,590            12,995            17,772        3,482
                       -----------  ------------   -----------       -----------      ------------ ------------
TOTAL NET ASSETS...... $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

Investments in
 shares of the
 Portfolios, at cost.. $39,260,687  $608,051,245   $42,143,669       $84,996,614      $267,837,251 $306,046,919
The Portfolios
 shares held
   Class A............          --    52,898,258            --                --                --           --
   Class B............   6,913,299     6,573,514     3,425,889        13,197,265        35,387,091   37,426,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                          EQ/MORGAN                                  EQ/PIMCO GLOBAL
                                          EQ/MONTAG &    STANLEY MID  EQ/MUTUAL LARGE EQ/OPPENHEIMER   REAL RETURN
                       EQ/MONEY MARKET* CALDWELL GROWTH* CAP GROWTH*    CAP EQUITY*      GLOBAL*       PORTFOLIO*
                       ---------------- ---------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $87,066,461      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
Receivable for
 policy-related
 transactions.........            --           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total assets.......    87,066,461       44,632,635     290,197,306    30,658,206     89,746,481      2,386,607
                         -----------      -----------    ------------   -----------    -----------     ----------
LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............       409,788           17,384          79,489         1,314         94,931          5,637
Payable for
 policy-related
 transactions.........        15,214               --              --            --             --             --
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total liabilities..       425,002           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
NET ASSETS............   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

NET ASSETS:
Accumulation Unit
 Value................   $86,203,709      $44,612,212    $290,113,024   $30,649,256    $89,647,514     $2,380,733
Contracts in payout
 (annuitization)
 period...............       383,214               --              --            --             --             --
Retained by AXA
 Equitable in
 Separate Account A...        54,536            3,039           4,793         7,636          4,036            237
                         -----------      -----------    ------------   -----------    -----------     ----------
TOTAL NET ASSETS......   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

Investments in
 shares of the
 Portfolios, at cost..   $87,080,022      $37,989,696    $242,812,212   $21,547,393    $71,500,448     $2,415,935
The Portfolios
 shares held
   Class A............    54,943,279               --              --            --             --             --
   Class B............    32,094,829        5,842,329      14,343,737     2,544,779      6,347,115        253,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH &
                        SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*     INCOME*
                       -------------- --------------- ---------------- ---------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $107,038,895   $108,734,576     $250,872,109     $298,055,104    $45,448,091     $25,154,175
Receivable for
 shares of the
 Portfolios sold......        44,146        299,442               --               --         40,637              --
Receivable for
 policy-related
 transactions.........            --             --          106,317          188,262             --           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total assets.......   107,083,041    109,034,018      250,978,426      298,243,366     45,488,728      25,158,070
                        ------------   ------------     ------------     ------------    -----------     -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............            --             --          121,317          188,262             --           3,895
Payable for
 policy-related
 transactions.........        44,146        399,442               --               --         58,637              --
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total liabilities..        44,146        399,442          121,317          188,262         58,637           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
NET ASSETS............  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

NET ASSETS:
Accumulation Unit
 Value................  $107,030,625   $108,007,950     $250,855,033     $298,052,276    $45,428,187     $25,153,841
Contracts in payout
 (annuitization)
 period...............            --        623,002               --               --             --              --
Retained by AXA
 Equitable in
 Separate Account A...         8,270          3,624            2,076            2,828          1,904             334
                        ------------   ------------     ------------     ------------    -----------     -----------
TOTAL NET ASSETS......  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

Investments in
 shares of the
 Portfolios, at cost..  $107,705,860   $118,546,384     $195,670,020     $201,834,679    $34,667,837     $18,740,529
The Portfolios
 shares held
   Class A............        15,774      9,989,458               --               --             --              --
   Class B............    10,783,314      2,990,950       20,434,920        9,008,032      3,943,175       2,917,308

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                 FIDELITY(R) VIP                                                                INVESCO V.I.
                  EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT   DIVERSIFIED
                  OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND DIVIDEND FUND
                  -------------- --------------- ----------------------- ------------------- ------------------ -------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........  $197,692,474   $215,379,874         $4,068,007            $15,879,359        $24,062,810      $3,549,698

 Receivable
 for
 policy-related
 transactions....            --        172,792              6,748                 15,446             78,465          16,025
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    assets.......   197,692,474    215,552,666          4,074,755             15,894,805         24,141,275       3,565,723
                   ------------   ------------         ----------            -----------        -----------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         3,526        177,502              6,748                 15,446             74,165          15,750
Payable
 for
 policy-related
 transactions....        26,474             --                 --                     --                 --              --
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    liabilities..        30,000        177,502              6,748                 15,446             74,165          15,750
                   ------------   ------------         ----------            -----------        -----------      ----------
NET ASSETS.......  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........  $197,650,424   $215,365,205         $4,065,686            $15,877,895        $24,067,014      $3,549,960
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......        12,050          9,959              2,321                  1,464                 96              13
                   ------------   ------------         ----------            -----------        -----------      ----------
TOTAL NET
 ASSETS..........  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........  $185,481,110   $166,743,672         $3,785,846            $14,582,192        $21,701,407      $3,194,840
The
 Portfolios
 shares
 held
   Class B.......    16,443,292             --                 --                     --                 --              --
   Series
    II...........            --             --                 --                     --                 --         170,249

    Service
    Class
    2............            --      6,377,846            177,798                446,049                 --              --

    Service
    Shares.......            --             --                 --                     --          1,289,540              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $42,221,297        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
Receivable for
 policy-related
 transactions.........          32,712             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total assets.......      42,254,009         19,350,559      31,630,895       13,313,907           7,520,358       33,835,398
                           -----------        -----------     -----------      -----------          ----------      -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total liabilities..          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
NET ASSETS............     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

NET ASSETS:
Accumulation Unit
 Value................     $42,219,929        $19,329,043     $31,602,399      $13,303,442          $7,508,092      $33,769,202
Retained by AXA
 Equitable in
 Separate Account A...           1,048                230              12              382               1,157            3,853
                           -----------        -----------     -----------      -----------          ----------      -----------
TOTAL NET ASSETS......     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

Investments in
 shares of the
 Portfolios, at cost..     $42,549,939        $19,142,596     $26,805,352      $11,298,440          $5,786,782      $28,654,625
The Portfolios
 shares held
   Common Shares......              --                 --              --               --                  --        4,500,793
   Series II..........       2,833,644          3,409,043         906,032          889,888             302,183               --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                  IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                        INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                  ------------------ ----------------- ------------------- ----------------- --------------- ----------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........    $134,007,852       $63,276,196        $10,230,558       $116,169,987     $125,058,991      $8,910,125

 Receivable
 for
 shares
 of the
 Portfolios
 sold............              --            27,311             52,912                 --               --              --

 Receivable
 for
 policy-related
 transactions....         149,074                --                 --            101,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    assets.......     134,156,926        63,303,507         10,283,470        116,271,103      125,314,142       8,924,298
                     ------------       -----------        -----------       ------------     ------------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         149,074                --                 --            121,116          255,151          14,173
Payable
 for
 policy-related
 transactions....              --            27,311             52,912                 --               --              --
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    liabilities..         149,074            27,311             52,912            121,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
NET ASSETS.......    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........    $134,006,288       $63,271,405        $10,227,262       $116,148,391     $125,057,988      $8,909,942
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......           1,564             4,791              3,296              1,596            1,003             183
                     ------------       -----------        -----------       ------------     ------------      ----------
TOTAL NET
 ASSETS..........    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........    $126,133,754       $53,345,111        $ 8,252,146       $114,774,970     $103,138,129      $7,494,314
The
 Portfolios
 shares
 held
   Common
    Shares.......      33,536,338         5,900,814            743,667                 --               --              --

    Service
    Class........              --                --                 --                 --        5,795,134         595,597

    Service
    Shares.......              --                --                 --          5,400,743               --              --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                           MULTIMANAGER
                       MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                         TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                       ---------------- ----------------- ---------------- ------------------ ------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $10,673,463       $30,431,494      $66,413,693       $639,430,966    $135,126,404  $59,495,543
Receivable for
 shares of the
 Portfolios sold......            --                --               --            158,361         125,697           --
Receivable for
 policy-related
 transactions.........        13,513            53,375           71,948             78,147              --       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total assets.......    10,686,976        30,484,869       66,485,641        639,667,474     135,252,101   59,514,509
                         -----------       -----------      -----------       ------------    ------------  -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        13,513            53,375           71,948                 --              --       18,966
Payable for
 policy-related
 transactions.........            --                --               --                 --         295,697           --
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total liabilities..        13,513            53,375           71,948                 --         295,697       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
NET ASSETS............   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

NET ASSETS:
Accumulation Unit
 Value................   $10,673,236       $30,429,745      $66,413,444       $638,565,890    $134,944,944  $59,490,841
Contracts in payout
 (annuitization)
 period...............            --                --               --          1,101,477              --           --
Retained by AXA
 Equitable in
 Separate Account A...           227             1,749              249                107          11,460        4,702
                         -----------       -----------      -----------       ------------    ------------  -----------
TOTAL NET ASSETS......   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 8,470,807       $23,947,972      $59,719,833       $476,941,406    $143,012,882  $50,351,961
The Portfolios
 shares held
   Class A............            --                --               --         15,334,274              --           --
   Class B............            --                --               --            672,476      13,657,195    4,953,262
   Service Class......       359,134         2,940,241        2,110,381                 --              --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                       LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                          EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                       -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,315,482 $58,189,788
Receivable for
 shares of the
 Portfolios sold......           --           2,622               --               --              --          --
Receivable for
 policy-related
 transactions.........        2,767              --           18,565           22,046              --          --
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total assets.......   14,379,751      57,545,541       83,426,973       69,991,869     107,315,482  58,189,788
                        -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        2,767              --           18,565           22,046           7,060       7,870
Payable for
 policy-related
 transactions.........           --           2,622               --               --          57,940     187,130
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities..        2,767           2,622           18,565           22,046          65,000     195,000
                        -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS............  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit
 Value................  $14,367,448     $57,524,902      $83,388,516      $69,948,210    $106,837,054 $57,989,944
Contracts in payout
 (annuitization)
 period...............           --              --               --               --         399,926          --
Retained by AXA
 Equitable in
 Separate Account A...        9,536          18,017           19,892           21,613          13,502       4,844
                        -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS......  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

Investments in
 shares of the
 Portfolios, at cost..  $ 9,740,191     $38,513,626      $72,171,007      $49,277,556    $120,928,373 $41,293,588
The Portfolios
 shares held
   Class A............           --              --               --               --      20,451,816          --
   Class B............    1,007,876       4,233,130        8,624,948        5,291,621       7,421,491   4,750,041

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                PIMCO
                         MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                       SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                       ---------------- ------------ ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $148,194,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
Receivable for
 shares of the
 Portfolios sold......             --        148,804            --                    --                 --          --
Receivable for
 policy-related
 transactions.........             --             --         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total assets.......    148,194,580    137,612,076     1,133,497             4,785,469         25,215,621  45,667,899
                         ------------   ------------    ----------            ----------        ----------- -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          1,965             --         6,895                 4,527             14,580      33,568
Payable for
 policy-related
 transactions.........         68,035        148,804            --                    --                 --          --
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total liabilities..         70,000        148,804         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
NET ASSETS............   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

NET ASSETS:
Accumulation Unit
 Value................   $148,119,955   $137,446,839    $1,126,277            $4,780,612        $25,198,213 $45,631,221
Retained by AXA
 Equitable in
 Separate Account A...          4,625         16,433           325                   330              2,828       3,110
                         ------------   ------------    ----------            ----------        ----------- -----------
TOTAL NET ASSETS......   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 92,249,499   $ 99,741,076    $  891,958            $5,517,813        $23,353,420 $38,721,771
The Portfolios
 shares held
   Advisor Class......             --             --            --               790,238                 --          --
   Class B............      9,158,302      7,331,284            --                    --          2,533,470   4,275,513
   Service Class......             --             --        36,354                    --                 --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                    TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                                    ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                                    ----------- ----------- -------------------- ------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $41,698,623 $30,986,872     $27,076,852         $18,653,758
Receivable for policy-related
 transactions......................       2,425      79,088          44,214              21,030
                                    ----------- -----------     -----------         -----------
   Total assets....................  41,701,048  31,065,960      27,121,066          18,674,788
                                    ----------- -----------     -----------         -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
   Total liabilities...............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
NET ASSETS......................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

NET ASSETS:
Accumulation Unit Value............ $41,685,476 $30,985,860     $27,076,953         $18,655,827
Retained by AXA Equitable in
 Separate Account A................       3,147       1,012               9                 131
                                    ----------- -----------     -----------         -----------
TOTAL NET ASSETS................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

Investments in shares of the
 Portfolios, at cost............... $34,302,981 $25,190,859     $27,412,708         $17,271,080
The Portfolios shares held
   Class B.........................   3,838,577   2,888,919              --                  --
   Class S.........................          --          --              --             610,598
   Class 2.........................          --          --       1,455,745                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25......................   0.50%        B          $108.13         1
ALL ASSET AGGRESSIVE-ALT 25......................   0.90%        B          $107.85        --
ALL ASSET AGGRESSIVE-ALT 25......................   0.95%        B          $107.82        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.10%        B          $107.71        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.20%        B          $107.64         3
ALL ASSET AGGRESSIVE-ALT 25......................   1.34%        B          $107.54         7

ALL ASSET GROWTH-ALT 20..........................   0.50%        B          $145.58        --
ALL ASSET GROWTH-ALT 20..........................   0.70%        B          $144.32        --
ALL ASSET GROWTH-ALT 20..........................   0.90%        B          $143.08        10
ALL ASSET GROWTH-ALT 20..........................   0.95%        B          $142.77         8
ALL ASSET GROWTH-ALT 20..........................   1.00%        B          $142.46         3
ALL ASSET GROWTH-ALT 20..........................   1.10%        B          $141.84         9
ALL ASSET GROWTH-ALT 20..........................   1.20%        B          $141.22       137
ALL ASSET GROWTH-ALT 20..........................   1.25%        B          $140.91        24
ALL ASSET GROWTH-ALT 20..........................   1.34%        B          $140.36       165
ALL ASSET GROWTH-ALT 20..........................   1.45%        B          $139.69        --

ALL ASSET MODERATE GROWTH-ALT 15.................   0.50%        B          $104.60        --
ALL ASSET MODERATE GROWTH-ALT 15.................   0.90%        B          $104.33        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.10%        B          $104.19        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.20%        B          $104.12         1
ALL ASSET MODERATE GROWTH-ALT 15.................   1.25%        B          $104.09        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.34%        B          $104.03         2

AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.50%     CLASS II      $156.84         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.70%     CLASS II      $155.68        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.80%     CLASS II      $155.10        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.90%     CLASS II      $154.53         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.00%     CLASS II      $153.95        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.10%     CLASS II      $153.38         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.20%     CLASS II      $152.80        56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.50%     CLASS 4       $ 96.75         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.70%     CLASS 4       $ 96.62        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.80%     CLASS 4       $ 96.56        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.90%     CLASS 4       $ 96.50         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.95%     CLASS 4       $ 96.47        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.10%     CLASS 4       $ 96.37        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.20%     CLASS 4       $ 96.31         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.25%     CLASS 4       $ 96.28         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.34%     CLASS 4       $ 96.22         5

AXA AGGRESSIVE ALLOCATION........................   0.50%        B          $183.82         2
AXA AGGRESSIVE ALLOCATION........................   0.70%        B          $180.07         7
AXA AGGRESSIVE ALLOCATION........................   0.80%        B          $218.10        --
AXA AGGRESSIVE ALLOCATION........................   0.90%        B          $176.39       255
AXA AGGRESSIVE ALLOCATION........................   0.95%        B          $175.48       102
AXA AGGRESSIVE ALLOCATION........................   1.00%        B          $174.58         2
AXA AGGRESSIVE ALLOCATION........................   1.10%        B          $172.77       111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........   1.20%         B         $170.99        676
AXA AGGRESSIVE ALLOCATION........   1.25%         B         $105.23         53
AXA AGGRESSIVE ALLOCATION........   1.30%         B         $118.44         25
AXA AGGRESSIVE ALLOCATION........   1.34%         B         $168.52      1,966
AXA AGGRESSIVE ALLOCATION........   1.35%         B         $168.35          1
AXA AGGRESSIVE ALLOCATION........   1.45%         B         $166.61          1

AXA BALANCED STRATEGY............   1.10%         A         $130.79         --
AXA BALANCED STRATEGY............   1.25%         A         $129.94          2
AXA BALANCED STRATEGY............   0.50%         B         $117.41         --
AXA BALANCED STRATEGY............   0.70%         B         $117.03         --
AXA BALANCED STRATEGY............   0.90%         B         $116.64          3
AXA BALANCED STRATEGY............   0.95%         B         $116.54          2
AXA BALANCED STRATEGY............   1.00%         B         $116.45         --
AXA BALANCED STRATEGY............   1.10%         B         $116.25          1
AXA BALANCED STRATEGY............   1.20%         B         $116.06         16
AXA BALANCED STRATEGY............   1.25%         B         $115.96         13
AXA BALANCED STRATEGY............   1.25%         B         $139.17         82
AXA BALANCED STRATEGY............   1.30%         B         $138.86        440
AXA BALANCED STRATEGY............   1.34%         B         $115.79         40
AXA BALANCED STRATEGY............   1.45%         B         $115.58          1

AXA CONSERVATIVE ALLOCATION......   0.50%         B         $138.73          4
AXA CONSERVATIVE ALLOCATION......   0.70%         B         $135.89          2
AXA CONSERVATIVE ALLOCATION......   0.90%         B         $133.12         46
AXA CONSERVATIVE ALLOCATION......   0.95%         B         $132.43         68
AXA CONSERVATIVE ALLOCATION......   1.00%         B         $131.75         --
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $130.39         39
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $129.04        211
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $111.13        214
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $114.32         20
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $127.18        384
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $127.05         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $125.74         --

AXA CONSERVATIVE GROWTH STRATEGY.   0.50%         B         $113.48         --
AXA CONSERVATIVE GROWTH STRATEGY.   0.90%         B         $112.73          1
AXA CONSERVATIVE GROWTH STRATEGY.   0.95%         B         $112.63          3
AXA CONSERVATIVE GROWTH STRATEGY.   1.10%         B         $112.35          1
AXA CONSERVATIVE GROWTH STRATEGY.   1.20%         B         $112.17          9
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $112.07         14
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $132.48         19
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $132.18         57
AXA CONSERVATIVE GROWTH STRATEGY.   1.34%         B         $111.91         14

AXA CONSERVATIVE STRATEGY........   0.70%         B         $105.46         --
AXA CONSERVATIVE STRATEGY........   0.90%         B         $105.11          1
AXA CONSERVATIVE STRATEGY........   0.95%         B         $105.02          1
AXA CONSERVATIVE STRATEGY........   1.10%         B         $104.76         --
AXA CONSERVATIVE STRATEGY........   1.20%         B         $104.59         11
AXA CONSERVATIVE STRATEGY........   1.25%         B         $104.50          5
AXA CONSERVATIVE STRATEGY........   1.25%         B         $118.18          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $117.91         24
AXA CONSERVATIVE STRATEGY........   1.34%         B         $104.34         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $149.73          7
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $146.67          4
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $153.04         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $143.67         96
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $142.93         48
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $142.20         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $140.73         49
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $139.27        422
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $110.55        122
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $116.47         22
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $137.27        725
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $137.12         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $135.70         --

AXA GROWTH STRATEGY..............   1.10%         A         $142.43          6
AXA GROWTH STRATEGY..............   1.25%         A         $141.50          3

AXA MODERATE ALLOCATION+.........   0.70%         A         $200.42         16
AXA MODERATE ALLOCATION..........   0.90%         A         $237.66        215
AXA MODERATE ALLOCATION+.........   0.90%         A         $237.67         33
AXA MODERATE ALLOCATION..........   1.20%         A         $208.32         67
AXA MODERATE ALLOCATION+.........   1.34%         A         $ 74.81     13,487
AXA MODERATE ALLOCATION..........   1.35%         A         $243.67        983
AXA MODERATE ALLOCATION..........   1.35%         A         $245.21         26
AXA MODERATE ALLOCATION..........   1.45%         A         $155.88          4
AXA MODERATE ALLOCATION..........   0.40%         B         $115.38         30
AXA MODERATE ALLOCATION..........   0.50%         B         $144.28         43
AXA MODERATE ALLOCATION..........   0.80%         B         $163.80         --
AXA MODERATE ALLOCATION+.........   0.90%         B         $149.58         11
AXA MODERATE ALLOCATION..........   0.90%         B         $166.46         78
AXA MODERATE ALLOCATION..........   0.95%         B         $148.51        192
AXA MODERATE ALLOCATION..........   1.00%         B         $163.77          3
AXA MODERATE ALLOCATION..........   1.10%         B         $145.31        204
AXA MODERATE ALLOCATION..........   1.20%         B         $156.72      1,595
AXA MODERATE ALLOCATION..........   1.25%         B         $107.53        362
AXA MODERATE ALLOCATION..........   1.30%         B         $116.55        113

AXA MODERATE GROWTH STRATEGY.....   0.50%         B         $121.46         --
AXA MODERATE GROWTH STRATEGY.....   0.70%         B         $121.06         --
AXA MODERATE GROWTH STRATEGY.....   0.90%         B         $120.66          3
AXA MODERATE GROWTH STRATEGY.....   0.95%         B         $120.56          1
AXA MODERATE GROWTH STRATEGY.....   1.00%         B         $120.46         --
AXA MODERATE GROWTH STRATEGY.....   1.10%         B         $120.26          2
AXA MODERATE GROWTH STRATEGY.....   1.20%         B         $120.06         39
AXA MODERATE GROWTH STRATEGY.....   1.25%         B         $119.96         19
AXA MODERATE GROWTH STRATEGY.....   1.34%         B         $119.78         39
AXA MODERATE GROWTH STRATEGY.....   1.45%         B         $119.56         --

AXA MODERATE-PLUS ALLOCATION.....   0.50%         B         $176.00          7
AXA MODERATE-PLUS ALLOCATION.....   0.70%         B         $172.40         17
AXA MODERATE-PLUS ALLOCATION.....   0.80%         B         $189.58         --
AXA MODERATE-PLUS ALLOCATION.....   0.90%         B         $168.88        393
AXA MODERATE-PLUS ALLOCATION.....   0.95%         B         $168.01        292
AXA MODERATE-PLUS ALLOCATION.....   1.00%         B         $167.14          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.......   1.10%         B         $165.42        215
AXA MODERATE-PLUS ALLOCATION.......   1.20%         B         $163.71      1,339
AXA MODERATE-PLUS ALLOCATION.......   1.25%         B         $108.05        197
AXA MODERATE-PLUS ALLOCATION.......   1.30%         B         $118.71        117
AXA MODERATE-PLUS ALLOCATION.......   1.34%         B         $161.35      4,007
AXA MODERATE-PLUS ALLOCATION.......   1.35%         B         $161.18          5
AXA MODERATE-PLUS ALLOCATION.......   1.45%         B         $159.51          1

AXA TACTICAL MANAGER 400...........   0.40%         B         $137.65          1
AXA TACTICAL MANAGER 400...........   0.70%         B         $165.35         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $145.56         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $164.25          1
AXA TACTICAL MANAGER 400...........   0.95%         B         $163.97          2
AXA TACTICAL MANAGER 400...........   1.10%         B         $144.48          1
AXA TACTICAL MANAGER 400...........   1.20%         B         $143.94         15
AXA TACTICAL MANAGER 400...........   1.20%         B         $162.60         --
AXA TACTICAL MANAGER 400...........   1.25%         B         $162.33          1
AXA TACTICAL MANAGER 400...........   1.34%         B         $161.84         19

AXA TACTICAL MANAGER 500...........   0.50%         B         $147.73         --
AXA TACTICAL MANAGER 500...........   0.70%         B         $163.76         --
AXA TACTICAL MANAGER 500...........   0.80%         B         $146.09         --
AXA TACTICAL MANAGER 500...........   0.90%         B         $145.55          1
AXA TACTICAL MANAGER 500...........   0.90%         B         $162.66          1
AXA TACTICAL MANAGER 500...........   0.95%         B         $162.39          3
AXA TACTICAL MANAGER 500...........   1.10%         B         $144.47          1
AXA TACTICAL MANAGER 500...........   1.20%         B         $143.93         27
AXA TACTICAL MANAGER 500...........   1.20%         B         $161.03          1
AXA TACTICAL MANAGER 500...........   1.25%         B         $160.76          4
AXA TACTICAL MANAGER 500...........   1.34%         B         $160.27         20

AXA TACTICAL MANAGER 2000..........   0.50%         B         $147.29         --
AXA TACTICAL MANAGER 2000..........   0.70%         B         $172.30         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $145.12         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $171.15          1
AXA TACTICAL MANAGER 2000..........   0.95%         B         $170.86          1
AXA TACTICAL MANAGER 2000..........   1.10%         B         $144.04          1
AXA TACTICAL MANAGER 2000..........   1.20%         B         $143.50          8
AXA TACTICAL MANAGER 2000..........   1.20%         B         $169.43         --
AXA TACTICAL MANAGER 2000..........   1.25%         B         $169.15          1
AXA TACTICAL MANAGER 2000..........   1.34%         B         $168.64         10

AXA TACTICAL MANAGER INTERNATIONAL.   0.50%         B         $122.23         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.70%         B         $129.69         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $120.42         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $128.82          2
AXA TACTICAL MANAGER INTERNATIONAL.   0.95%         B         $128.61          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.00%         B         $119.98         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.10%         B         $119.53          1
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $119.08         24
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $127.53         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.25%         B         $127.32          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.34%         B         $126.93         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.50%         B         $119.94         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.70%         B         $119.54         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.90%         B         $119.15          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.95%         B         $119.05          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.10%         B         $118.75          4
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.20%         B         $118.56         18
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.25%         B         $118.46          8
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.34%         B         $118.28         13

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         A         $274.79          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         A         $342.12         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         A         $325.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.34%         A         $317.66        992
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.35%         A         $317.12          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.45%         A         $229.03          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.50%         B         $179.90          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         B         $295.19         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.80%         B         $324.88         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         B         $241.96          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.95%         B         $284.71         54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.00%         B         $308.43         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.10%         B         $278.58          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         B         $230.33        144
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.25%         B         $146.16         31
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.30%         B         $175.39          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.50%         B         $146.66          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.70%         B         $144.51         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.90%         B         $142.40          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.95%         B         $141.88          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.00%         B         $141.36         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.10%         B         $140.31          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.20%         B         $139.28         17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.25%         B         $116.17          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.30%         B         $132.00          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.34%         B         $137.84        104
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.45%         B         $136.72         --

EQ/BLACKROCK BASIC VALUE EQUITY................   0.50%         B         $216.10          3
EQ/BLACKROCK BASIC VALUE EQUITY................   0.70%         B         $267.66          9
EQ/BLACKROCK BASIC VALUE EQUITY................   0.80%         B         $250.33         --
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $253.48         10
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $259.45         75
EQ/BLACKROCK BASIC VALUE EQUITY................   0.95%         B         $215.08         92
EQ/BLACKROCK BASIC VALUE EQUITY................   1.00%         B         $255.44          1
EQ/BLACKROCK BASIC VALUE EQUITY................   1.10%         B         $251.47         34
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $245.68        457
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $247.55         67
EQ/BLACKROCK BASIC VALUE EQUITY................   1.25%         B         $119.67        183
EQ/BLACKROCK BASIC VALUE EQUITY................   1.30%         B         $135.56          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.34%         B         $313.62      1,345
EQ/BLACKROCK BASIC VALUE EQUITY................   1.35%         B         $241.80          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.45%         B         $236.25          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.   0.50%         B         $176.55          6
EQ/BOSTON ADVISORS EQUITY INCOME.   0.70%         B         $173.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.   0.80%         B         $251.44         --
EQ/BOSTON ADVISORS EQUITY INCOME.   0.90%         B         $170.11         24
EQ/BOSTON ADVISORS EQUITY INCOME.   0.95%         B         $169.32         29
EQ/BOSTON ADVISORS EQUITY INCOME.   1.00%         B         $168.54         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.10%         B         $166.97          9
EQ/BOSTON ADVISORS EQUITY INCOME.   1.20%         B         $165.42        120
EQ/BOSTON ADVISORS EQUITY INCOME.   1.25%         B         $118.51         30
EQ/BOSTON ADVISORS EQUITY INCOME.   1.30%         B         $133.61          6
EQ/BOSTON ADVISORS EQUITY INCOME.   1.34%         B         $163.27        424
EQ/BOSTON ADVISORS EQUITY INCOME.   1.35%         B         $163.12         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.45%         B         $161.60         --

EQ/CALVERT SOCIALLY RESPONSIBLE..   0.40%         B         $135.70          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.50%         B         $116.81          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.70%         B         $128.44          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.90%         B         $124.77          7
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.95%         B         $158.82          4
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.00%         B         $122.98         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.10%         B         $121.20          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.20%         B         $119.44         46
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.25%         B         $119.53          5
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.30%         B         $131.54          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.34%         B         $117.03        242
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.35%         B         $116.86         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.45%         B         $149.27         --

EQ/CAPITAL GUARDIAN RESEARCH.....   0.70%         B         $197.44          2
EQ/CAPITAL GUARDIAN RESEARCH.....   0.90%         B         $191.81         14
EQ/CAPITAL GUARDIAN RESEARCH.....   0.95%         B         $190.43         42
EQ/CAPITAL GUARDIAN RESEARCH.....   1.10%         B         $186.33          4
EQ/CAPITAL GUARDIAN RESEARCH.....   1.20%         B         $183.63        166
EQ/CAPITAL GUARDIAN RESEARCH.....   1.25%         B         $128.72         94
EQ/CAPITAL GUARDIAN RESEARCH.....   1.30%         B         $140.41          1
EQ/CAPITAL GUARDIAN RESEARCH.....   1.34%         B         $179.93        825
EQ/CAPITAL GUARDIAN RESEARCH.....   1.35%         B         $179.67          2
EQ/CAPITAL GUARDIAN RESEARCH.....   1.45%         B         $177.07          1

EQ/COMMON STOCK INDEX............   0.70%         A         $204.53         22
EQ/COMMON STOCK INDEX+...........   0.74%         A         $655.45         53
EQ/COMMON STOCK INDEX+...........   0.74%         A         $709.98         21
EQ/COMMON STOCK INDEX............   0.90%         A         $286.97         50
EQ/COMMON STOCK INDEX............   1.20%         A         $233.12         27
EQ/COMMON STOCK INDEX............   1.35%         A         $356.11      1,071
EQ/COMMON STOCK INDEX............   1.35%         A         $372.07         23
EQ/COMMON STOCK INDEX+...........   1.40%         A         $464.93      3,759
EQ/COMMON STOCK INDEX............   1.45%         A         $142.67         16
EQ/COMMON STOCK INDEX............   0.40%         B         $134.54         11
EQ/COMMON STOCK INDEX............   0.50%         B         $131.22         --
EQ/COMMON STOCK INDEX............   0.80%         B         $262.29         --
EQ/COMMON STOCK INDEX............   0.90%         B         $137.15         15
EQ/COMMON STOCK INDEX............   0.90%         B         $153.49         50

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX...........   0.95%         B         $130.01        190
EQ/COMMON STOCK INDEX...........   1.00%         B         $223.39         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $127.21         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $143.46        527
EQ/COMMON STOCK INDEX...........   1.25%         B         $113.39         86
EQ/COMMON STOCK INDEX...........   1.30%         B         $126.42         15

EQ/CORE BOND INDEX..............   0.40%         B         $ 99.05          8
EQ/CORE BOND INDEX..............   0.50%         B         $126.94          4
EQ/CORE BOND INDEX..............   0.70%         B         $123.89          3
EQ/CORE BOND INDEX..............   0.90%         B         $120.91         26
EQ/CORE BOND INDEX..............   0.95%         B         $120.18        103
EQ/CORE BOND INDEX..............   1.00%         B         $119.45         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.00         16
EQ/CORE BOND INDEX..............   1.20%         B         $116.56        134
EQ/CORE BOND INDEX..............   1.25%         B         $ 99.71         43
EQ/CORE BOND INDEX..............   1.30%         B         $ 99.74          5
EQ/CORE BOND INDEX..............   1.34%         B         $114.59        639
EQ/CORE BOND INDEX..............   1.35%         B         $114.45         --
EQ/CORE BOND INDEX..............   1.45%         B         $113.05         --

EQ/DAVIS NEW YORK VENTURE.......   0.50%         B         $121.26          1
EQ/DAVIS NEW YORK VENTURE.......   0.70%         B         $119.66          1
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $118.07          5
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $135.65         --
EQ/DAVIS NEW YORK VENTURE.......   0.95%         B         $117.68         13
EQ/DAVIS NEW YORK VENTURE.......   1.10%         B         $127.21         11
EQ/DAVIS NEW YORK VENTURE.......   1.20%         B         $115.72         76
EQ/DAVIS NEW YORK VENTURE.......   1.25%         B         $114.08         14
EQ/DAVIS NEW YORK VENTURE.......   1.30%         B         $115.17         --
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $114.64        169
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $131.30         --
EQ/DAVIS NEW YORK VENTURE.......   1.35%         B         $131.20         --
EQ/DAVIS NEW YORK VENTURE.......   1.45%         B         $113.79         --

EQ/EMERGING MARKETS EQUITY PLUS.   0.50%         B         $ 94.95         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.70%         B         $ 94.82         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.90%         B         $ 94.70         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.95%         B         $ 94.67         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.10%         B         $ 94.58         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.20%         B         $ 94.51          3
EQ/EMERGING MARKETS EQUITY PLUS.   1.25%         B         $ 94.48          1
EQ/EMERGING MARKETS EQUITY PLUS.   1.34%         B         $ 94.43          8

EQ/EQUITY 500 INDEX.............   0.70%         A         $222.70         17
EQ/EQUITY 500 INDEX.............   0.90%         A         $312.84         66
EQ/EQUITY 500 INDEX.............   1.20%         A         $254.67         59
EQ/EQUITY 500 INDEX.............   1.34%         A         $416.78      2,010
EQ/EQUITY 500 INDEX.............   1.35%         A         $415.95         13
EQ/EQUITY 500 INDEX.............   1.45%         A         $156.67          6
EQ/EQUITY 500 INDEX.............   0.40%         B         $132.60         39
EQ/EQUITY 500 INDEX.............   0.50%         B         $145.35          4
EQ/EQUITY 500 INDEX.............   0.70%         B         $146.05         --
EQ/EQUITY 500 INDEX.............   0.90%         B         $167.88         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............   0.95%         B         $140.87        123
EQ/EQUITY 500 INDEX...............   1.00%         B         $213.08         --
EQ/EQUITY 500 INDEX...............   1.10%         B         $137.84         37
EQ/EQUITY 500 INDEX...............   1.20%         B         $157.55        680
EQ/EQUITY 500 INDEX...............   1.25%         B         $122.32        174
EQ/EQUITY 500 INDEX...............   1.30%         B         $137.09          9

EQ/EQUITY GROWTH PLUS.............   0.50%         B         $220.85          1
EQ/EQUITY GROWTH PLUS.............   0.70%         B         $215.46          9
EQ/EQUITY GROWTH PLUS.............   0.90%         B         $210.22         54
EQ/EQUITY GROWTH PLUS.............   0.95%         B         $208.92         88
EQ/EQUITY GROWTH PLUS.............   1.00%         B         $207.64         --
EQ/EQUITY GROWTH PLUS.............   1.10%         B         $205.08         13
EQ/EQUITY GROWTH PLUS.............   1.20%         B         $202.55        165
EQ/EQUITY GROWTH PLUS.............   1.25%         B         $125.21         17
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $136.70          7
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $199.07      1,599
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $198.82          1
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $196.37          1

EQ/FRANKLIN CORE BALANCED.........   0.40%         B         $116.54         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $130.20          7
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $128.29          2
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $126.42         14
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $125.95         41
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $125.49         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $124.56         13
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $123.64         80
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $113.42         30
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $120.93         10
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $122.37        467
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $121.38         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $112.30          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $110.81         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $109.34         12
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $108.97         31
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $210.11         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $121.29         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $107.16         94
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $105.86         19
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $106.66         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $106.16        408

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $153.61         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $150.95          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $148.34          6
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $147.69         15
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $145.76          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $144.49         11
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $115.65         12
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $125.99          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.66          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.73         97

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $141.35         --

EQ/GAMCO SMALL COMPANY VALUE......   0.40%         B         $149.63          2
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $302.44          3
EQ/GAMCO SMALL COMPANY VALUE......   0.70%         B         $296.87          8
EQ/GAMCO SMALL COMPANY VALUE......   0.80%         B         $347.30         --
EQ/GAMCO SMALL COMPANY VALUE......   0.90%         B         $291.41         92
EQ/GAMCO SMALL COMPANY VALUE......   0.95%         B         $290.06         62
EQ/GAMCO SMALL COMPANY VALUE......   1.00%         B         $288.72          3
EQ/GAMCO SMALL COMPANY VALUE......   1.10%         B         $286.04         37
EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B         $283.37        528
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B         $180.43        171
EQ/GAMCO SMALL COMPANY VALUE......   1.30%         B         $213.40         11
EQ/GAMCO SMALL COMPANY VALUE......   1.34%         B         $279.70      1,556
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B         $279.43          2
EQ/GAMCO SMALL COMPANY VALUE......   1.45%         B         $276.83          1

EQ/GLOBAL BOND PLUS...............   0.50%         B         $129.27          2
EQ/GLOBAL BOND PLUS...............   0.70%         B         $127.15          3
EQ/GLOBAL BOND PLUS...............   0.80%         B         $117.86         --
EQ/GLOBAL BOND PLUS...............   0.90%         B         $125.05         24
EQ/GLOBAL BOND PLUS...............   0.95%         B         $124.53         56
EQ/GLOBAL BOND PLUS...............   1.00%         B         $124.02         --
EQ/GLOBAL BOND PLUS...............   1.10%         B         $122.99         31
EQ/GLOBAL BOND PLUS...............   1.20%         B         $121.97         93
EQ/GLOBAL BOND PLUS...............   1.25%         B         $122.19         64
EQ/GLOBAL BOND PLUS...............   1.30%         B         $123.79          3
EQ/GLOBAL BOND PLUS...............   1.34%         B         $120.55        340
EQ/GLOBAL BOND PLUS...............   1.35%         B         $120.45         --
EQ/GLOBAL BOND PLUS...............   1.45%         B         $119.45         --

EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.50%         B         $293.34          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $218.98         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $357.89          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.80%         B         $221.11         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $346.90         33
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $411.47          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.95%         B         $303.51         55
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.00%         B         $341.54         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.10%         B         $336.23         12
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $312.57        162
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $330.99         47
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.25%         B         $ 94.44        115
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.30%         B         $129.21          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $214.70      1,404
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $347.25         22
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.35%         B         $323.30          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.45%         B         $300.57          1

EQ/HIGH YIELD BOND PORTFOLIO......   0.70%         B         $101.71         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.90%         B         $101.58         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.95%         B         $101.55         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.10%         B         $101.45         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.20%         B         $101.38          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/HIGH YIELD BOND PORTFOLIO.....   1.25%         B         $101.35          1
EQ/HIGH YIELD BOND PORTFOLIO.....   1.34%         B         $101.29          4

EQ/INTERMEDIATE GOVERNMENT BOND..   0.70%         A         $163.88          1
EQ/INTERMEDIATE GOVERNMENT BOND+.   0.74%         A         $ 93.19         26
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         A         $174.52          5
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         A         $157.77          2
EQ/INTERMEDIATE GOVERNMENT BOND..   1.34%         A         $174.33        299
EQ/INTERMEDIATE GOVERNMENT BOND..   1.35%         A         $167.90          3
EQ/INTERMEDIATE GOVERNMENT BOND..   1.45%         A         $140.04         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.50%         B         $145.85         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         B         $147.43          2
EQ/INTERMEDIATE GOVERNMENT BOND..   0.95%         B         $143.62         41
EQ/INTERMEDIATE GOVERNMENT BOND..   1.00%         B         $115.89         --
EQ/INTERMEDIATE GOVERNMENT BOND..   1.10%         B         $140.54         10
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         B         $140.80         45
EQ/INTERMEDIATE GOVERNMENT BOND..   1.25%         B         $107.61         33
EQ/INTERMEDIATE GOVERNMENT BOND..   1.30%         B         $107.96          1

EQ/INTERNATIONAL CORE PLUS.......   0.50%         B         $130.94         --
EQ/INTERNATIONAL CORE PLUS.......   0.70%         B         $143.61          3
EQ/INTERNATIONAL CORE PLUS.......   0.80%         B         $195.33         --
EQ/INTERNATIONAL CORE PLUS.......   0.90%         B         $139.51         33
EQ/INTERNATIONAL CORE PLUS.......   0.95%         B         $170.16         29
EQ/INTERNATIONAL CORE PLUS.......   1.00%         B         $137.51         --
EQ/INTERNATIONAL CORE PLUS.......   1.10%         B         $135.52         13
EQ/INTERNATIONAL CORE PLUS.......   1.20%         B         $133.56        249
EQ/INTERNATIONAL CORE PLUS.......   1.25%         B         $ 87.55         40
EQ/INTERNATIONAL CORE PLUS.......   1.30%         B         $101.40          3
EQ/INTERNATIONAL CORE PLUS.......   1.34%         B         $130.87        700
EQ/INTERNATIONAL CORE PLUS.......   1.35%         B         $130.68          1
EQ/INTERNATIONAL CORE PLUS.......   1.45%         B         $160.07         --

EQ/INTERNATIONAL EQUITY INDEX....   0.70%         A         $147.43          8
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         A         $156.71         50
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         A         $136.12         22
EQ/INTERNATIONAL EQUITY INDEX....   1.34%         A         $150.42      2,609
EQ/INTERNATIONAL EQUITY INDEX....   1.35%         A         $150.14         17
EQ/INTERNATIONAL EQUITY INDEX....   1.45%         A         $116.86          3
EQ/INTERNATIONAL EQUITY INDEX....   0.40%         B         $132.91         --
EQ/INTERNATIONAL EQUITY INDEX....   0.50%         B         $123.74          2
EQ/INTERNATIONAL EQUITY INDEX....   0.80%         B         $205.73         --
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         B         $127.34         19
EQ/INTERNATIONAL EQUITY INDEX....   0.95%         B         $121.99        120
EQ/INTERNATIONAL EQUITY INDEX....   1.00%         B         $185.31         --
EQ/INTERNATIONAL EQUITY INDEX....   1.10%         B         $119.37         27
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         B         $117.36        182
EQ/INTERNATIONAL EQUITY INDEX....   1.25%         B         $ 73.04         58
EQ/INTERNATIONAL EQUITY INDEX....   1.30%         B         $ 88.20         10

EQ/INTERNATIONAL VALUE PLUS......   0.40%         B         $130.08         39
EQ/INTERNATIONAL VALUE PLUS......   0.50%         B         $130.89          1
EQ/INTERNATIONAL VALUE PLUS......   0.70%         B         $158.07          5
EQ/INTERNATIONAL VALUE PLUS......   0.80%         B         $197.69         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $153.56         52
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $152.45         69
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $151.35         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $149.17         11
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $147.01        117
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 84.47         29
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 97.50          5
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $144.05      1,277
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $143.84          5
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $155.21          1

EQ/INVESCO COMSTOCK.............   0.50%         B         $166.47          1
EQ/INVESCO COMSTOCK.............   0.70%         B         $163.59         --
EQ/INVESCO COMSTOCK.............   0.90%         B         $160.76          8
EQ/INVESCO COMSTOCK.............   0.95%         B         $160.06         18
EQ/INVESCO COMSTOCK.............   1.00%         B         $159.36         --
EQ/INVESCO COMSTOCK.............   1.10%         B         $157.97          5
EQ/INVESCO COMSTOCK.............   1.20%         B         $156.59         19
EQ/INVESCO COMSTOCK.............   1.25%         B         $122.69         11
EQ/INVESCO COMSTOCK.............   1.30%         B         $133.99          1
EQ/INVESCO COMSTOCK.............   1.34%         B         $154.68        204
EQ/INVESCO COMSTOCK.............   1.35%         B         $154.54         --
EQ/INVESCO COMSTOCK.............   1.45%         B         $153.19         --

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.40%         B         $141.45         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $171.61         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $169.26         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $162.26          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $164.06          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $151.31         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $161.52         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $159.01          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $154.88         33
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $156.54          9
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $111.67         14
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $125.63          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $193.23        243
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $152.90          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $148.94          1

EQ/LARGE CAP CORE PLUS..........   0.70%         B         $140.10         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $136.11          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $135.12          6
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $132.22          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $130.30         19
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $116.50          3
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $127.68         93
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $125.65         --

EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $114.01         --
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $123.03          2
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $119.52         27
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $118.66         73
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $117.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                           -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.10%         B         $116.10         15
EQ/LARGE CAP GROWTH INDEX.   1.20%         B         $114.42        204
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $151.19         22
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $168.01          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $112.12      1,132
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $111.95          2
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $110.33          1

EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 95.31         --
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $166.16          4
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $246.39         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $144.21          6
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $161.06         22
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $135.72         53
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $158.57         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $156.11         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $147.58        142
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $153.68         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $135.19          7
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $155.47          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $224.72      1,083
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $150.10          7
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $141.91          5

EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 93.08         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 91.55          2
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 90.04         32
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 89.66         25
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 89.29         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 88.55         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 87.81         91
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 73.72         26
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 80.85          1
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 86.79        419
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 86.72         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 86.00         --

EQ/LARGE CAP VALUE PLUS...   0.70%         A         $154.09         10
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $149.69         56
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $143.31         50
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $140.42      5,207
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $140.22         18
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $147.82          5
EQ/LARGE CAP VALUE PLUS...   0.40%         B         $136.08         26
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $168.73          2
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $241.59         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $147.76         31
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $155.57        173
EQ/LARGE CAP VALUE PLUS...   1.00%         B         $147.54         --
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $143.53          6
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $145.41         --
EQ/LARGE CAP VALUE PLUS...   1.20%         B         $141.46        386
EQ/LARGE CAP VALUE PLUS...   1.25%         B         $ 92.31         19
EQ/LARGE CAP VALUE PLUS...   1.30%         B         $101.69         10

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $172.41          1
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $169.42         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $166.49         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $165.77         12
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $165.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $163.60         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $162.17         62
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $127.22         22
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $140.53          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $160.19        176
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $162.17         --
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $160.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $158.65         --

EQ/MFS INTERNATIONAL GROWTH...   0.40%         B         $122.75          2
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $185.60         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $182.39          4
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $218.26         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $179.23         40
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $178.45         21
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $177.67          1
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $176.12         11
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $174.58         98
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $107.77         28
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $128.50          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.39         17
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.45        348
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $172.30         --
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $170.79         --

EQ/MID CAP INDEX..............   0.40%         B         $138.77         42
EQ/MID CAP INDEX..............   0.50%         B         $190.81          1
EQ/MID CAP INDEX..............   0.70%         B         $181.48          9
EQ/MID CAP INDEX..............   0.80%         B         $295.12         --
EQ/MID CAP INDEX..............   0.90%         B         $176.67         73
EQ/MID CAP INDEX..............   0.95%         B         $175.49         82
EQ/MID CAP INDEX..............   1.00%         B         $174.31          1
EQ/MID CAP INDEX..............   1.10%         B         $171.98         27
EQ/MID CAP INDEX..............   1.20%         B         $169.67        369
EQ/MID CAP INDEX..............   1.25%         B         $116.28        125
EQ/MID CAP INDEX..............   1.30%         B         $135.93          5
EQ/MID CAP INDEX..............   1.34%         B         $166.49      1,903
EQ/MID CAP INDEX..............   1.35%         B         $166.26          1
EQ/MID CAP INDEX..............   1.45%         B         $164.03         --

EQ/MID CAP VALUE PLUS.........   0.50%         B         $250.75          1
EQ/MID CAP VALUE PLUS.........   0.70%         B         $198.08          6
EQ/MID CAP VALUE PLUS.........   0.80%         B         $286.83         --
EQ/MID CAP VALUE PLUS.........   0.90%         B         $192.00         36
EQ/MID CAP VALUE PLUS.........   0.90%         B         $237.61         12
EQ/MID CAP VALUE PLUS.........   0.95%         B         $240.82         85
EQ/MID CAP VALUE PLUS.........   1.00%         B         $189.03         --
EQ/MID CAP VALUE PLUS.........   1.10%         B         $186.09         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............   1.20%         B         $182.63        226
EQ/MID CAP VALUE PLUS............   1.20%         B         $183.19         23
EQ/MID CAP VALUE PLUS............   1.25%         B         $116.92         27
EQ/MID CAP VALUE PLUS............   1.30%         B         $133.91          7
EQ/MID CAP VALUE PLUS............   1.34%         B         $226.13      1,919
EQ/MID CAP VALUE PLUS............   1.35%         B         $178.94          8
EQ/MID CAP VALUE PLUS............   1.45%         B         $175.62          1

EQ/MONEY MARKET++................   0.00%         A         $  1.00        730
EQ/MONEY MARKET..................   0.70%         A         $132.02          1
EQ/MONEY MARKET..................   0.74%         A         $ 46.41         26
EQ/MONEY MARKET++................   0.90%         A         $  1.00         11
EQ/MONEY MARKET..................   0.90%         A         $137.11         27
EQ/MONEY MARKET..................   1.20%         A         $126.34          1
EQ/MONEY MARKET..................   1.35%         A         $136.44        103
EQ/MONEY MARKET..................   1.35%         A         $137.09         18
EQ/MONEY MARKET..................   1.40%         A         $ 34.57        920
EQ/MONEY MARKET..................   1.45%         A         $113.69         --
EQ/MONEY MARKET++................   0.00%         B         $  1.00        428
EQ/MONEY MARKET++................   0.40%         B         $  1.00          8
EQ/MONEY MARKET..................   0.40%         B         $ 99.45          2
EQ/MONEY MARKET..................   0.50%         B         $115.71         --
EQ/MONEY MARKET++................   0.90%         B         $  1.00         10
EQ/MONEY MARKET..................   0.90%         B         $108.89         --
EQ/MONEY MARKET..................   0.90%         B         $120.37          2
EQ/MONEY MARKET..................   0.95%         B         $114.66        116
EQ/MONEY MARKET..................   1.00%         B         $104.03          1
EQ/MONEY MARKET..................   1.10%         B         $112.20         26
EQ/MONEY MARKET++................   1.20%         B         $  1.00      3,312
EQ/MONEY MARKET..................   1.20%         B         $114.74         37
EQ/MONEY MARKET..................   1.25%         B         $ 96.15         72
EQ/MONEY MARKET..................   1.30%         B         $ 98.23          5

EQ/MONTAG & CALDWELL GROWTH......   0.40%         B         $126.74         --
EQ/MONTAG & CALDWELL GROWTH......   0.50%         B         $191.36         --
EQ/MONTAG & CALDWELL GROWTH......   0.70%         B         $187.84          1
EQ/MONTAG & CALDWELL GROWTH......   0.80%         B         $221.18         --
EQ/MONTAG & CALDWELL GROWTH......   0.90%         B         $184.38          8
EQ/MONTAG & CALDWELL GROWTH......   0.95%         B         $183.52         13
EQ/MONTAG & CALDWELL GROWTH......   1.00%         B         $182.67         --
EQ/MONTAG & CALDWELL GROWTH......   1.10%         B         $180.98          7
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $179.29         29
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $141.57         18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $156.02          2
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $176.97        176
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $176.80          1
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $175.15         --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.40%         B         $141.96         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $243.39          1
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $239.18          4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $298.75         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $235.04         67

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $234.01        29
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $233.00         2
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $230.96        26
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $228.94       318
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $149.22       116
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $176.61         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $226.15       746
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $225.95         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $223.97        --

EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $128.88        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $127.00        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $125.14         8
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $124.68         9
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $124.22        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $123.31         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $122.40        31
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $104.65         4
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $117.68         8
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $121.14       189
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $120.15        --

EQ/OPPENHEIMER GLOBAL............   0.50%         B         $149.26         2
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $147.07         2
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $144.92        15
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $144.39        21
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $143.86        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $142.80        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $141.74       149
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $116.40        45
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $133.42         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $140.28       390
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $139.14        --

EQ/PIMCO GLOBAL REAL RETURN......   0.50%         B         $ 91.23         2
EQ/PIMCO GLOBAL REAL RETURN......   0.70%         B         $ 91.11        --
EQ/PIMCO GLOBAL REAL RETURN......   0.90%         B         $ 90.99         1
EQ/PIMCO GLOBAL REAL RETURN......   0.95%         B         $ 90.96         2
EQ/PIMCO GLOBAL REAL RETURN......   1.00%         B         $ 90.93        --
EQ/PIMCO GLOBAL REAL RETURN......   1.10%         B         $ 90.87         2
EQ/PIMCO GLOBAL REAL RETURN......   1.20%         B         $ 90.81         6
EQ/PIMCO GLOBAL REAL RETURN......   1.25%         B         $ 90.78         4
EQ/PIMCO GLOBAL REAL RETURN......   1.34%         B         $ 90.73         8

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 98.54         2
EQ/PIMCO ULTRA SHORT BOND........   0.50%         B         $113.81         3
EQ/PIMCO ULTRA SHORT BOND........   0.70%         B         $111.84         6
EQ/PIMCO ULTRA SHORT BOND........   0.80%         B         $105.55        --
EQ/PIMCO ULTRA SHORT BOND........   0.90%         B         $109.90        32
EQ/PIMCO ULTRA SHORT BOND........   0.95%         B         $109.42       112
EQ/PIMCO ULTRA SHORT BOND........   1.00%         B         $108.95        --
EQ/PIMCO ULTRA SHORT BOND........   1.10%         B         $108.00        52
EQ/PIMCO ULTRA SHORT BOND........   1.20%         B         $107.05       155
EQ/PIMCO ULTRA SHORT BOND........   1.25%         B         $107.96        78

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $107.25          3
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $105.75        559
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $105.65         --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $104.73         --

EQ/QUALITY BOND PLUS..........   0.70%         A         $164.07          1
EQ/QUALITY BOND PLUS..........   0.90%         A         $180.32          9
EQ/QUALITY BOND PLUS..........   1.20%         A         $159.24          2
EQ/QUALITY BOND PLUS..........   1.34%         A         $176.30        455
EQ/QUALITY BOND PLUS..........   1.35%         A         $185.71          3
EQ/QUALITY BOND PLUS..........   1.45%         A         $138.12         --
EQ/QUALITY BOND PLUS..........   0.50%         B         $144.88          1
EQ/QUALITY BOND PLUS..........   0.80%         B         $111.29         --
EQ/QUALITY BOND PLUS..........   0.90%         B         $145.48          4
EQ/QUALITY BOND PLUS..........   0.95%         B         $142.93         60
EQ/QUALITY BOND PLUS..........   1.00%         B         $115.41         --
EQ/QUALITY BOND PLUS..........   1.10%         B         $139.86         12
EQ/QUALITY BOND PLUS..........   1.20%         B         $139.07         80
EQ/QUALITY BOND PLUS..........   1.25%         B         $102.66         25
EQ/QUALITY BOND PLUS..........   1.30%         B         $102.72          2

EQ/SMALL COMPANY INDEX........   0.40%         B         $143.48         42
EQ/SMALL COMPANY INDEX........   0.50%         B         $256.62         --
EQ/SMALL COMPANY INDEX........   0.70%         B         $250.45          4
EQ/SMALL COMPANY INDEX........   0.90%         B         $244.43         31
EQ/SMALL COMPANY INDEX........   0.95%         B         $242.95         28
EQ/SMALL COMPANY INDEX........   1.00%         B         $241.48         --
EQ/SMALL COMPANY INDEX........   1.10%         B         $238.54         12
EQ/SMALL COMPANY INDEX........   1.20%         B         $235.64        163
EQ/SMALL COMPANY INDEX........   1.25%         B         $133.60         72
EQ/SMALL COMPANY INDEX........   1.30%         B         $147.04          2
EQ/SMALL COMPANY INDEX........   1.34%         B         $231.64        769
EQ/SMALL COMPANY INDEX........   1.35%         B         $231.36          1
EQ/SMALL COMPANY INDEX........   1.45%         B         $228.54         --

EQ/T. ROWE PRICE GROWTH STOCK.   0.40%         B         $139.36         24
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $175.94          1
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $172.70          4
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $269.05         --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $169.52         71
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $168.74         43
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $167.96          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $166.40         25
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $164.85        492
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $139.77        145
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $151.17          3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $162.71      1,030
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $162.55          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $161.04         --

EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $122.73          1
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $120.94          1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $222.64         --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $119.17         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..............   0.95%         B         $118.73        13
EQ/TEMPLETON GLOBAL EQUITY..............   1.00%         B         $118.30        --
EQ/TEMPLETON GLOBAL EQUITY..............   1.10%         B         $117.42         6
EQ/TEMPLETON GLOBAL EQUITY..............   1.20%         B         $116.56        99
EQ/TEMPLETON GLOBAL EQUITY..............   1.25%         B         $100.20        17
EQ/TEMPLETON GLOBAL EQUITY..............   1.30%         B         $112.15         8
EQ/TEMPLETON GLOBAL EQUITY..............   1.34%         B         $115.35       238
EQ/TEMPLETON GLOBAL EQUITY..............   1.45%         B         $114.42        --

EQ/UBS GROWTH & INCOME..................   0.50%         B         $175.81        --
EQ/UBS GROWTH & INCOME..................   0.70%         B         $172.57        --
EQ/UBS GROWTH & INCOME..................   0.90%         B         $169.40         3
EQ/UBS GROWTH & INCOME..................   0.95%         B         $168.61         8
EQ/UBS GROWTH & INCOME..................   1.10%         B         $166.27         2
EQ/UBS GROWTH & INCOME..................   1.20%         B         $164.72        25
EQ/UBS GROWTH & INCOME..................   1.25%         B         $114.68        17
EQ/UBS GROWTH & INCOME..................   1.30%         B         $126.91         2
EQ/UBS GROWTH & INCOME..................   1.34%         B         $162.58       103
EQ/UBS GROWTH & INCOME..................   1.45%         B         $160.92        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.50%         B         $182.55        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%         B         $183.51         6
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%         B         $178.27        29
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%         B         $176.99        58
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%         B         $173.18        26
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%         B         $170.67       120
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%         B         $172.99        77
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%         B         $197.89         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%         B         $167.23       850
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%         B         $166.99         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%         B         $164.57        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%  SERVICE CLASS 2  $154.96         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $153.81        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $170.56         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%  SERVICE CLASS 2  $153.24        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $152.67        13
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $169.42        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%  SERVICE CLASS 2  $169.14        23
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%  SERVICE CLASS 2  $152.10         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%  SERVICE CLASS 2  $151.54        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $150.97       506
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $167.72        39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%  SERVICE CLASS 2  $167.44       119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%  SERVICE CLASS 2  $166.93       586
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%  SERVICE CLASS 2  $132.61        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%  SERVICE CLASS 2  $153.07         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%  SERVICE CLASS 2  $150.81         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%  SERVICE CLASS 2  $150.25        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%  SERVICE CLASS 2  $149.69        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%  SERVICE CLASS 2  $149.13        24

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%  SERVICE CLASS 2  $154.39        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%  SERVICE CLASS 2  $152.11         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.00%  SERVICE CLASS 2  $151.54         1
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.10%  SERVICE CLASS 2  $150.98         2
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.20%  SERVICE CLASS 2  $150.41       102

GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.50%  SERVICE SHARES   $155.82         2
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $133.44        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $154.67        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.80%  SERVICE SHARES   $154.09        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $132.73         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $153.52         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.95%  SERVICE SHARES   $132.55         6
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.00%  SERVICE SHARES   $152.95         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.10%  SERVICE SHARES   $152.38         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $131.67         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $151.81        46
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.25%  SERVICE SHARES   $131.50        19
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.34%  SERVICE SHARES   $131.18        89
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.45%  SERVICE SHARES   $130.80        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.50%     SERIES II     $140.23         5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.80%     SERIES II     $138.68        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.90%     SERIES II     $138.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.00%     SERIES II     $137.65        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.10%     SERIES II     $137.14        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.20%     SERIES II     $136.62        20

INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.50%     SERIES II     $133.74         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.70%     SERIES II     $130.90         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.80%     SERIES II     $132.26        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $130.03        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $131.77         2
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.95%     SERIES II     $129.81        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.00%     SERIES II     $131.28        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.10%     SERIES II     $130.79        10
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $128.72         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $130.30        85
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.25%     SERIES II     $128.50        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.34%     SERIES II     $128.11       169
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.45%     SERIES II     $111.42        --

INVESCO V.I. HIGH YIELD FUND...........   0.50%     SERIES II     $118.07         2
INVESCO V.I. HIGH YIELD FUND...........   0.70%     SERIES II     $117.44        --
INVESCO V.I. HIGH YIELD FUND...........   0.80%     SERIES II     $117.13        --
INVESCO V.I. HIGH YIELD FUND...........   0.90%     SERIES II     $116.82         4
INVESCO V.I. HIGH YIELD FUND...........   0.95%     SERIES II     $116.66        11
INVESCO V.I. HIGH YIELD FUND...........   1.00%     SERIES II     $116.51        --
INVESCO V.I. HIGH YIELD FUND...........   1.10%     SERIES II     $116.20         5
INVESCO V.I. HIGH YIELD FUND...........   1.20%     SERIES II     $115.89        51
INVESCO V.I. HIGH YIELD FUND...........   1.25%     SERIES II     $115.73        30
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $115.46        64
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $115.12        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $137.93         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $117.59         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $136.40        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $116.96         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $135.90         3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $116.81         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $135.39        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $134.89         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $116.03         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $134.38       100
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $115.88         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $115.60       117
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $115.26        --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $137.13        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $149.47        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $135.61        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $135.10         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $148.47         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $148.22         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $134.60        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $134.10         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $133.60        22
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $146.98         5
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $146.73         8
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $146.29        48
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $117.51        --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $165.81        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $188.18        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $163.36        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $186.92         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $186.61         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $162.76        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $162.15         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $161.54        14
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $185.04         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $184.73         4
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $184.17        21

IVY FUNDS VIP ENERGY...................   0.40%   COMMON SHARES   $127.66         2
IVY FUNDS VIP ENERGY...................   0.50%   COMMON SHARES   $132.33         2
IVY FUNDS VIP ENERGY...................   0.70%   COMMON SHARES   $148.53        --
IVY FUNDS VIP ENERGY...................   0.80%   COMMON SHARES   $130.86        --
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $130.38         1
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $147.53         6
IVY FUNDS VIP ENERGY...................   0.95%   COMMON SHARES   $147.29         8
IVY FUNDS VIP ENERGY...................   1.00%   COMMON SHARES   $129.89        --
IVY FUNDS VIP ENERGY...................   1.10%   COMMON SHARES   $129.41         6
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $128.92        67
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $146.05        15
IVY FUNDS VIP ENERGY...................   1.25%   COMMON SHARES   $145.81        13
IVY FUNDS VIP ENERGY...................   1.34%   COMMON SHARES   $145.36       120
IVY FUNDS VIP ENERGY...................   1.45%   COMMON SHARES   $109.25        --

IVY FUNDS VIP HIGH INCOME..............   0.50%   COMMON SHARES   $144.79         4
IVY FUNDS VIP HIGH INCOME..............   0.70%   COMMON SHARES   $143.83         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME...........................   0.80%  COMMON SHARES    $143.34        --
IVY FUNDS VIP HIGH INCOME...........................   0.90%  COMMON SHARES    $142.86        35
IVY FUNDS VIP HIGH INCOME...........................   0.95%  COMMON SHARES    $142.63        52
IVY FUNDS VIP HIGH INCOME...........................   1.00%  COMMON SHARES    $142.39         2
IVY FUNDS VIP HIGH INCOME...........................   1.10%  COMMON SHARES    $141.91        28
IVY FUNDS VIP HIGH INCOME...........................   1.20%  COMMON SHARES    $141.43       252
IVY FUNDS VIP HIGH INCOME...........................   1.25%  COMMON SHARES    $141.19       147
IVY FUNDS VIP HIGH INCOME...........................   1.34%  COMMON SHARES    $140.77       427
IVY FUNDS VIP HIGH INCOME...........................   1.45%  COMMON SHARES    $125.08        --

IVY FUNDS VIP MID CAP GROWTH........................   0.50%  COMMON SHARES    $131.72         1
IVY FUNDS VIP MID CAP GROWTH........................   0.70%  COMMON SHARES    $131.02         1
IVY FUNDS VIP MID CAP GROWTH........................   0.80%  COMMON SHARES    $130.67        --
IVY FUNDS VIP MID CAP GROWTH........................   0.90%  COMMON SHARES    $130.33        14
IVY FUNDS VIP MID CAP GROWTH........................   0.95%  COMMON SHARES    $130.16        11
IVY FUNDS VIP MID CAP GROWTH........................   1.00%  COMMON SHARES    $129.98         1
IVY FUNDS VIP MID CAP GROWTH........................   1.10%  COMMON SHARES    $129.64         6
IVY FUNDS VIP MID CAP GROWTH........................   1.20%  COMMON SHARES    $129.29       127
IVY FUNDS VIP MID CAP GROWTH........................   1.25%  COMMON SHARES    $129.12        25
IVY FUNDS VIP MID CAP GROWTH........................   1.34%  COMMON SHARES    $128.81       304
IVY FUNDS VIP MID CAP GROWTH........................   1.45%  COMMON SHARES    $128.43        --

IVY FUNDS VIP SMALL CAP GROWTH......................   0.50%  COMMON SHARES    $150.20        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.70%  COMMON SHARES    $118.07        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.80%  COMMON SHARES    $148.54        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $117.45         1
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $147.99        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.95%  COMMON SHARES    $117.29         2
IVY FUNDS VIP SMALL CAP GROWTH......................   1.00%  COMMON SHARES    $147.44        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%  COMMON SHARES    $146.89         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $116.51         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $146.34        27
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%  COMMON SHARES    $116.36         5
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%  COMMON SHARES    $116.08        42

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%  SERVICE SHARES   $110.67         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%  SERVICE SHARES   $109.93         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%  SERVICE SHARES   $109.56        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%  SERVICE SHARES   $109.19        37
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%  SERVICE SHARES   $109.01        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%  SERVICE SHARES   $108.83         2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%  SERVICE SHARES   $108.46        25
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%  SERVICE SHARES   $108.09       342
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%  SERVICE SHARES   $107.91        51
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%  SERVICE SHARES   $107.59       574
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%  SERVICE SHARES   $ 96.13        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%  SERVICE CLASS    $152.45         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $151.32        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $158.52         3
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%  SERVICE CLASS    $150.76        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $150.20         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $157.46        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%  SERVICE CLASS    $157.20        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.00%   SERVICE CLASS   $149.65         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.10%   SERVICE CLASS   $149.09        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $148.53       248
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $155.88        11
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.25%   SERVICE CLASS   $155.62        34
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.34%   SERVICE CLASS   $155.15       446
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.45%   SERVICE CLASS   $131.09        --

MFS(R) INVESTORS GROWTH STOCK SERIES.   0.50%   SERVICE CLASS   $178.89        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.70%   SERVICE CLASS   $177.69        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.80%   SERVICE CLASS   $177.10        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.90%   SERVICE CLASS   $176.50         2
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.95%   SERVICE CLASS   $176.21         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.00%   SERVICE CLASS   $175.91        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.10%   SERVICE CLASS   $175.32         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.20%   SERVICE CLASS   $174.73        22
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.25%   SERVICE CLASS   $174.44         4
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.34%   SERVICE CLASS   $173.91        22

MFS(R) INVESTORS TRUST SERIES........   0.50%   SERVICE CLASS   $154.05        --
MFS(R) INVESTORS TRUST SERIES........   0.70%   SERVICE CLASS   $172.19        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $151.78        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $171.04         1
MFS(R) INVESTORS TRUST SERIES........   0.95%   SERVICE CLASS   $170.75         3
MFS(R) INVESTORS TRUST SERIES........   1.00%   SERVICE CLASS   $151.21        --
MFS(R) INVESTORS TRUST SERIES........   1.10%   SERVICE CLASS   $150.65         1
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $150.09        27
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $169.32         2
MFS(R) INVESTORS TRUST SERIES........   1.25%   SERVICE CLASS   $169.04         4
MFS(R) INVESTORS TRUST SERIES........   1.34%   SERVICE CLASS   $168.53        28

MFS(R) TECHNOLOGY PORTFOLIO..........   0.50%   SERVICE CLASS   $182.92         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.70%   SERVICE CLASS   $181.70         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.80%   SERVICE CLASS   $181.09        --
MFS(R) TECHNOLOGY PORTFOLIO..........   0.90%   SERVICE CLASS   $180.48         4
MFS(R) TECHNOLOGY PORTFOLIO..........   0.95%   SERVICE CLASS   $180.18         5
MFS(R) TECHNOLOGY PORTFOLIO..........   1.00%   SERVICE CLASS   $179.88        --
MFS(R) TECHNOLOGY PORTFOLIO..........   1.10%   SERVICE CLASS   $179.28         4
MFS(R) TECHNOLOGY PORTFOLIO..........   1.20%   SERVICE CLASS   $178.67        46
MFS(R) TECHNOLOGY PORTFOLIO..........   1.25%   SERVICE CLASS   $178.37        11
MFS(R) TECHNOLOGY PORTFOLIO..........   1.34%   SERVICE CLASS   $177.83        96
MFS(R) TECHNOLOGY PORTFOLIO..........   1.45%   SERVICE CLASS   $138.26        --

MFS(R) UTILITIES SERIES..............   0.40%   SERVICE CLASS   $124.67         1
MFS(R) UTILITIES SERIES..............   0.50%   SERVICE CLASS   $158.64        --
MFS(R) UTILITIES SERIES..............   0.70%   SERVICE CLASS   $157.58         1
MFS(R) UTILITIES SERIES..............   0.80%   SERVICE CLASS   $157.05        --
MFS(R) UTILITIES SERIES..............   0.90%   SERVICE CLASS   $156.53        13
MFS(R) UTILITIES SERIES..............   0.95%   SERVICE CLASS   $156.27        14
MFS(R) UTILITIES SERIES..............   1.00%   SERVICE CLASS   $156.00        --
MFS(R) UTILITIES SERIES..............   1.10%   SERVICE CLASS   $155.48        10
MFS(R) UTILITIES SERIES..............   1.20%   SERVICE CLASS   $154.96       117
MFS(R) UTILITIES SERIES..............   1.25%   SERVICE CLASS   $154.70        45
MFS(R) UTILITIES SERIES..............   1.34%   SERVICE CLASS   $154.23       228
MFS(R) UTILITIES SERIES..............   1.45%   SERVICE CLASS   $125.44        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....   0.70%         A         $118.05         12
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.48         18
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.50          3
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         A         $144.71         23
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         A         $125.25         15
MULTIMANAGER AGGRESSIVE EQUITY+....   1.34%         A         $107.95      4,552
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $183.75        585
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $193.46         18
MULTIMANAGER AGGRESSIVE EQUITY.....   1.45%         A         $101.08          4
MULTIMANAGER AGGRESSIVE EQUITY.....   0.50%         B         $108.55          1
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         B         $ 89.07         11
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         B         $106.80         16
MULTIMANAGER AGGRESSIVE EQUITY.....   0.95%         B         $111.85         63
MULTIMANAGER AGGRESSIVE EQUITY.....   1.00%         B         $210.37         --
MULTIMANAGER AGGRESSIVE EQUITY.....   1.10%         B         $109.45          8
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         B         $101.59        130
MULTIMANAGER AGGRESSIVE EQUITY.....   1.25%         B         $116.70         17
MULTIMANAGER AGGRESSIVE EQUITY.....   1.30%         B         $135.04          2

MULTIMANAGER CORE BOND.............   0.40%         B         $ 98.80          2
MULTIMANAGER CORE BOND.............   0.50%         B         $158.21          2
MULTIMANAGER CORE BOND.............   0.70%         B         $154.43          2
MULTIMANAGER CORE BOND.............   0.80%         B         $121.47         --
MULTIMANAGER CORE BOND.............   0.90%         B         $150.75         16
MULTIMANAGER CORE BOND.............   0.95%         B         $149.84        113
MULTIMANAGER CORE BOND.............   1.00%         B         $148.93          1
MULTIMANAGER CORE BOND.............   1.10%         B         $147.14         38
MULTIMANAGER CORE BOND.............   1.20%         B         $145.36        182
MULTIMANAGER CORE BOND.............   1.25%         B         $126.61        102
MULTIMANAGER CORE BOND.............   1.30%         B         $125.28          6
MULTIMANAGER CORE BOND.............   1.34%         B         $142.91        481
MULTIMANAGER CORE BOND.............   1.35%         B         $142.73          1
MULTIMANAGER CORE BOND.............   1.45%         B         $141.01         --

MULTIMANAGER INTERNATIONAL EQUITY..   0.40%         B         $129.07         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.50%         B         $160.59         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.70%         B         $156.75          1
MULTIMANAGER INTERNATIONAL EQUITY..   0.90%         B         $153.00         12
MULTIMANAGER INTERNATIONAL EQUITY..   0.95%         B         $152.08         32
MULTIMANAGER INTERNATIONAL EQUITY..   1.00%         B         $151.17         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.10%         B         $149.34          4
MULTIMANAGER INTERNATIONAL EQUITY..   1.20%         B         $147.53         38
MULTIMANAGER INTERNATIONAL EQUITY..   1.25%         B         $ 78.34          9
MULTIMANAGER INTERNATIONAL EQUITY..   1.30%         B         $ 90.97          2
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $145.05        297
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $167.56         14
MULTIMANAGER INTERNATIONAL EQUITY..   1.35%         B         $144.87         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.45%         B         $143.12         --

MULTIMANAGER LARGE CAP CORE EQUITY.   0.50%         B         $166.09         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.70%         B         $162.12         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.90%         B         $158.25          1
MULTIMANAGER LARGE CAP CORE EQUITY.   0.95%         B         $157.29          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $154.46         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $152.59        13
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $112.70         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $125.64         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $150.02        73
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $148.02        --

MULTIMANAGER LARGE CAP VALUE.......   0.40%         B         $135.89        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $188.13        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $183.64         2
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $237.55        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $179.25         5
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $178.17        34
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $174.96         4
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $172.84        50
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $109.83         9
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $123.46         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $169.93       233
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $167.67        --

MULTIMANAGER MID CAP GROWTH........   0.50%         B         $186.49        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $182.04         1
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $177.69        10
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $176.62        31
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $175.55        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $173.43         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $171.33        44
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $137.69        10
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $159.67         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $168.45       379
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $251.92         7
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $168.24        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $166.20        --

MULTIMANAGER MID CAP VALUE.........   0.40%         B         $143.47        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $218.80        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $186.59        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $213.57         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $277.56        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $208.47        11
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $207.21        26
MULTIMANAGER MID CAP VALUE.........   1.10%         B         $203.48         6
MULTIMANAGER MID CAP VALUE.........   1.20%         B         $201.01        37
MULTIMANAGER MID CAP VALUE.........   1.25%         B         $127.66        12
MULTIMANAGER MID CAP VALUE.........   1.30%         B         $146.59         2
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $197.63       256
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $251.66         4
MULTIMANAGER MID CAP VALUE.........   1.45%         B         $194.99        --

MULTIMANAGER MULTI-SECTOR BOND.....   0.70%         A         $117.13         2
MULTIMANAGER MULTI-SECTOR BOND.....   0.90%         A         $151.74        16
MULTIMANAGER MULTI-SECTOR BOND.....   1.20%         A         $126.02         5
MULTIMANAGER MULTI-SECTOR BOND.....   1.34%         A         $166.15       448
MULTIMANAGER MULTI-SECTOR BOND.....   1.35%         A         $177.04         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND.   1.45%         A         $ 96.89         1
MULTIMANAGER MULTI-SECTOR BOND.   0.50%         B         $131.54         2
MULTIMANAGER MULTI-SECTOR BOND.   0.70%         B         $122.49        --
MULTIMANAGER MULTI-SECTOR BOND.   0.80%         B         $126.08        --
MULTIMANAGER MULTI-SECTOR BOND.   0.90%         B         $102.61         5
MULTIMANAGER MULTI-SECTOR BOND.   0.95%         B         $118.15        78
MULTIMANAGER MULTI-SECTOR BOND.   1.00%         B         $137.94        --
MULTIMANAGER MULTI-SECTOR BOND.   1.10%         B         $115.61        16
MULTIMANAGER MULTI-SECTOR BOND.   1.20%         B         $ 97.55       137
MULTIMANAGER MULTI-SECTOR BOND.   1.25%         B         $ 90.90        33
MULTIMANAGER MULTI-SECTOR BOND.   1.30%         B         $ 94.68         4

MULTIMANAGER SMALL CAP GROWTH..   0.50%         B         $185.94        --
MULTIMANAGER SMALL CAP GROWTH..   0.70%         B         $182.52         1
MULTIMANAGER SMALL CAP GROWTH..   0.90%         B         $179.16         5
MULTIMANAGER SMALL CAP GROWTH..   0.95%         B         $178.33        17
MULTIMANAGER SMALL CAP GROWTH..   1.00%         B         $177.50        --
MULTIMANAGER SMALL CAP GROWTH..   1.10%         B         $175.85         5
MULTIMANAGER SMALL CAP GROWTH..   1.20%         B         $174.21        28
MULTIMANAGER SMALL CAP GROWTH..   1.25%         B         $118.12         9
MULTIMANAGER SMALL CAP GROWTH..   1.30%         B         $135.18         1
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $170.89        13
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $171.95       261
MULTIMANAGER SMALL CAP GROWTH..   1.35%         B         $171.79        --
MULTIMANAGER SMALL CAP GROWTH..   1.45%         B         $170.19        --

MULTIMANAGER SMALL CAP VALUE...   0.50%         B         $269.12         1
MULTIMANAGER SMALL CAP VALUE...   0.70%         B         $277.93         1
MULTIMANAGER SMALL CAP VALUE...   0.90%         B         $270.01        13
MULTIMANAGER SMALL CAP VALUE...   0.95%         B         $211.53        29
MULTIMANAGER SMALL CAP VALUE...   1.00%         B         $266.13        --
MULTIMANAGER SMALL CAP VALUE...   1.10%         B         $262.29         2
MULTIMANAGER SMALL CAP VALUE...   1.20%         B         $258.49        42
MULTIMANAGER SMALL CAP VALUE...   1.25%         B         $116.59         5
MULTIMANAGER SMALL CAP VALUE...   1.30%         B         $127.23        --
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $251.15        18
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $253.28       480
MULTIMANAGER SMALL CAP VALUE...   1.35%         B         $252.91         1
MULTIMANAGER SMALL CAP VALUE...   1.45%         B         $195.43        --

MULTIMANAGER TECHNOLOGY........   0.50%         B         $182.43        --
MULTIMANAGER TECHNOLOGY........   0.70%         B         $178.07         1
MULTIMANAGER TECHNOLOGY........   0.70%         B         $202.04        --
MULTIMANAGER TECHNOLOGY........   0.80%         B         $272.85        --
MULTIMANAGER TECHNOLOGY........   0.90%         B         $173.81        12
MULTIMANAGER TECHNOLOGY........   0.95%         B         $172.77        34
MULTIMANAGER TECHNOLOGY........   1.00%         B         $171.72        --
MULTIMANAGER TECHNOLOGY........   1.10%         B         $169.65        10
MULTIMANAGER TECHNOLOGY........   1.20%         B         $167.60       117
MULTIMANAGER TECHNOLOGY........   1.25%         B         $139.07        18
MULTIMANAGER TECHNOLOGY........   1.30%         B         $163.29         2
MULTIMANAGER TECHNOLOGY........   1.34%         B         $164.77       627
MULTIMANAGER TECHNOLOGY........   1.34%         B         $255.83         5
MULTIMANAGER TECHNOLOGY........   1.35%         B         $164.57         2
MULTIMANAGER TECHNOLOGY........   1.45%         B         $162.58         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------

OPPENHEIMER MAIN STREET FUND(R)/VA..............   0.50%   SERVICE CLASS   $160.94         2
OPPENHEIMER MAIN STREET FUND(R)/VA..............   1.20%   SERVICE CLASS   $156.80         5

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.50%   ADVISOR CLASS   $101.07        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.70%   ADVISOR CLASS   $100.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.90%   ADVISOR CLASS   $ 99.58         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.00%   ADVISOR CLASS   $ 99.21        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.10%   ADVISOR CLASS   $ 98.84         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.20%   ADVISOR CLASS   $ 98.47        45

TARGET 2015 ALLOCATION..........................   0.40%         B         $117.16        --
TARGET 2015 ALLOCATION..........................   0.50%         B         $127.99        --
TARGET 2015 ALLOCATION..........................   0.70%         B         $126.12        --
TARGET 2015 ALLOCATION..........................   0.90%         B         $124.27        18
TARGET 2015 ALLOCATION..........................   0.95%         B         $123.81         5
TARGET 2015 ALLOCATION..........................   1.10%         B         $122.45         4
TARGET 2015 ALLOCATION..........................   1.20%         B         $121.54        25
TARGET 2015 ALLOCATION..........................   1.25%         B         $104.93        17
TARGET 2015 ALLOCATION..........................   1.34%         B         $120.29       141
TARGET 2015 ALLOCATION..........................   1.35%         B         $120.20         1

TARGET 2025 ALLOCATION..........................   0.40%         B         $122.78        --
TARGET 2025 ALLOCATION..........................   0.50%         B         $131.46        --
TARGET 2025 ALLOCATION..........................   0.70%         B         $129.54         4
TARGET 2025 ALLOCATION..........................   0.90%         B         $127.64        29
TARGET 2025 ALLOCATION..........................   0.95%         B         $127.17        10
TARGET 2025 ALLOCATION..........................   1.00%         B         $126.70        --
TARGET 2025 ALLOCATION..........................   1.10%         B         $125.77        13
TARGET 2025 ALLOCATION..........................   1.20%         B         $124.84        72
TARGET 2025 ALLOCATION..........................   1.25%         B         $106.02        12
TARGET 2025 ALLOCATION..........................   1.34%         B         $123.55       227
TARGET 2025 ALLOCATION..........................   1.35%         B         $123.46        --
TARGET 2025 ALLOCATION..........................   1.45%         B         $122.55        --

TARGET 2035 ALLOCATION..........................   0.40%         B         $126.36        --
TARGET 2035 ALLOCATION..........................   0.50%         B         $133.60        --
TARGET 2035 ALLOCATION..........................   0.70%         B         $131.65         2
TARGET 2035 ALLOCATION..........................   0.90%         B         $129.72        19
TARGET 2035 ALLOCATION..........................   0.95%         B         $129.25         6
TARGET 2035 ALLOCATION..........................   1.00%         B         $128.77        --
TARGET 2035 ALLOCATION..........................   1.10%         B         $127.82        11
TARGET 2035 ALLOCATION..........................   1.20%         B         $126.88        75
TARGET 2035 ALLOCATION..........................   1.25%         B         $106.07        11
TARGET 2035 ALLOCATION..........................   1.34%         B         $125.57       209
TARGET 2035 ALLOCATION..........................   1.35%         B         $125.47        --
TARGET 2035 ALLOCATION..........................   1.45%         B         $124.55        --

TARGET 2045 ALLOCATION..........................   0.40%         B         $129.85        --
TARGET 2045 ALLOCATION..........................   0.50%         B         $134.25        --
TARGET 2045 ALLOCATION..........................   0.70%         B         $132.29        --
TARGET 2045 ALLOCATION..........................   0.90%         B         $130.35        13
TARGET 2045 ALLOCATION..........................   0.95%         B         $129.87         6
TARGET 2045 ALLOCATION..........................   1.00%         B         $129.40        --
TARGET 2045 ALLOCATION..........................   1.10%         B         $128.44         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
TARGET 2045 ALLOCATION................   1.20%        B          $127.49        65
TARGET 2045 ALLOCATION................   1.25%        B          $104.88         3
TARGET 2045 ALLOCATION................   1.34%        B          $126.18       149
TARGET 2045 ALLOCATION................   1.35%        B          $126.08        --
TARGET 2045 ALLOCATION................   1.45%        B          $125.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%     CLASS 2       $119.67         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%     CLASS 2       $118.78        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%     CLASS 2       $118.34        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%     CLASS 2       $117.90         3
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%     CLASS 2       $117.47         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%     CLASS 2       $117.03         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%     CLASS 2       $116.59       224

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%  CLASS S SHARES   $ 93.89         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%  CLASS S SHARES   $ 93.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%  CLASS S SHARES   $ 93.14        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%  CLASS S SHARES   $ 92.90        10
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%  CLASS S SHARES   $ 92.77         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%  CLASS S SHARES   $ 92.65        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%  CLASS S SHARES   $ 92.40         8
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%  CLASS S SHARES   $ 92.15        49
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%  CLASS S SHARES   $ 92.03        18
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%  CLASS S SHARES   $ 91.81       109
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%  CLASS S SHARES   $ 91.54        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2013, this Variable Investment Option exceeds the maximum expense limitation (See Note 6).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2013, the contract charges were 0.00%.


                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               ALL ASSET        AMERICAN      AMERICAN FUNDS
                            ALL ASSET         ALL ASSET        MODERATE      CENTURY VP MID INSURANCE SERIES(R) AXA AGGRESSIVE
                      AGGRESSIVE-ALT 25*(1) GROWTH-ALT 20* GROWTH-ALT 15*(1) CAP VALUE FUND    BOND FUND(1)      ALLOCATION*
                      --------------------- -------------- ----------------- -------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...        $14,059          $  652,110        $ 4,341        $   70,685        $ 20,574        $ 12,329,547
 Expenses:
   Asset-based
    charges..........          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------
   Net Expenses......          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------

NET INVESTMENT
 INCOME (LOSS).......         11,104              90,976          3,099            (5,331)         16,166           6,307,414
                             -------          ----------        -------        ----------        --------        ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......          4,376             378,752            974           106,288            (582)         11,635,629
   Realized gain
    distribution
    from the
    Portfolios.......          6,231           2,703,349          2,271            76,064              --          14,013,747
                             -------          ----------        -------        ----------        --------        ------------
 Net realized gain
   (loss)............         10,607           3,082,101          3,245           182,352            (582)         25,649,376
                             -------          ----------        -------        ----------        --------        ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....         16,339           2,143,064          4,828         1,311,194         (22,033)         73,664,239
                             -------          ----------        -------        ----------        --------        ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         26,946           5,225,165          8,073         1,493,546         (22,615)         99,313,615
                             -------          ----------        -------        ----------        --------        ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....        $38,050          $5,316,141        $11,172        $1,488,215        $ (6,449)       $105,621,029
                             =======          ==========        =======        ==========        ========        ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                       STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                      ------------ ---------------- ---------------- ---------------- ----------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $1,482,491     $1,151,947       $  229,813        $ 72,500        $ 2,762,063     $ 30,332
 Expenses:
   Asset-based
    charges..........     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------
   Net Expenses......     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------

NET INVESTMENT
 INCOME (LOSS).......     641,867       (394,058)          76,364            (273)           350,249       15,071
                       ----------     ----------       ----------        --------        -----------     --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......     539,086        (44,775)         153,763          36,087          1,969,245       48,043
   Realized gain
    distribution
    from the
    Portfolios.......     328,919      3,091,385           53,190          22,262          6,157,928        6,873
                       ----------     ----------       ----------        --------        -----------     --------
 Net realized gain
   (loss)............     868,005      3,046,610          206,953          58,349          8,127,173       54,916
                       ----------     ----------       ----------        --------        -----------     --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192      1,094,104          743,284         116,791          7,841,244      155,559
                       ----------     ----------       ----------        --------        -----------     --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   6,776,197      4,140,714          950,237         175,140         15,968,417      210,475
                       ----------     ----------       ----------        --------        -----------     --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $7,418,064     $3,746,656       $1,026,601        $174,867        $16,318,666     $225,546
                       ==========     ==========       ==========        ========        ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                      ------------  ---------------- ---------------- ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 26,732,535      $244,403       $ 20,907,018    $    9,185   $   35,605    $  3,512
 Expenses:
   Asset-based
    charges..........   22,752,608        85,235         12,294,362        61,822       89,476      33,717
   Less: Reduction
    for expense
    limitation.......   (7,242,347)           --                 --            --           --          --
                      ------------      --------       ------------    ----------   ----------    --------
   Net Expenses......   15,510,261        85,235         12,294,362        61,822       89,476      33,717
                      ------------      --------       ------------    ----------   ----------    --------

NET INVESTMENT
 INCOME (LOSS).......   11,222,274       159,168          8,612,656       (52,637)     (53,871)    (30,205)
                      ------------      --------       ------------    ----------   ----------    --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    3,469,243       197,631         26,510,050       343,414      530,653     298,599
   Realized gain
    distribution
    from the
    Portfolios.......   47,240,809        51,352         33,896,932       248,717      564,927     285,359
                      ------------      --------       ------------    ----------   ----------    --------
 Net realized gain
   (loss)............   50,710,052       248,983         60,406,982       592,131    1,095,580     583,958
                      ------------      --------       ------------    ----------   ----------    --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  126,739,480       528,110         94,131,076       687,789      794,095     265,205
                      ------------      --------       ------------    ----------   ----------    --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  177,449,532       777,093        154,538,058     1,279,920    1,889,675     849,163
                      ------------      --------       ------------    ----------   ----------    --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $188,671,806      $936,261       $163,150,714    $1,227,283   $1,835,804    $818,958
                      ============      ========       ============    ==========   ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON
                         MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                      INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*        INCOME*
                      -------------- -------------------- -------------------- --------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $       --         $ 13,895           $    167,023       $   19,722    $  8,987,665   $ 1,942,056
 Expenses:
   Asset-based
    charges..........       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------
   Net Expenses......       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------

NET INVESTMENT
 INCOME (LOSS).......      (67,028)         (26,710)            (4,342,091)        (203,969)      1,987,716       794,347
                        ----------         --------           ------------       ----------    ------------   -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      106,296           57,690             19,458,052        1,531,495      27,280,134     5,935,540
   Realized gain
    distribution
    from the
    Portfolios.......      513,457          161,934             32,989,330               --              --    10,600,625
                        ----------         --------           ------------       ----------    ------------   -----------
 Net realized gain
   (loss)............      619,753          219,624             52,447,382        1,531,495      27,280,134    16,536,165
                        ----------         --------           ------------       ----------    ------------   -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      423,567          259,032             58,747,815        3,900,896     135,264,331     5,858,154
                        ----------         --------           ------------       ----------    ------------   -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    1,043,320          478,656            111,195,197        5,432,391     162,544,465    22,394,319
                        ----------         --------           ------------       ----------    ------------   -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $  976,292         $451,946           $106,853,106       $5,228,422    $164,532,181   $23,188,666
                        ==========         ========           ============       ==========    ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                            EQ/EMERGING
                                                                                                              MARKETS
                           EQ/CALVERT           EQ/CAPITAL      EQ/COMMON      EQ/CORE        EQ/DAVIS        EQUITY
                      SOCIALLY RESPONSIBLE* GUARDIAN RESEARCH* STOCK INDEX*  BOND INDEX*  NEW YORK VENTURE*  PLUS*(1)
                      --------------------- ------------------ ------------  -----------  ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...      $  252,967          $ 2,682,311     $ 27,970,444  $ 1,343,151     $  406,973       $ 6,182
 Expenses:
   Asset-based
    charges..........         411,410            2,402,724       31,082,823    1,463,921        383,414         4,668
   Less: Reduction
    for expense
    limitation.......              --                   --       (6,070,089)          --             --            --
                           ----------          -----------     ------------  -----------     ----------       -------
   Net Expenses......         411,410            2,402,724       25,012,734    1,463,921        383,414         4,668
                           ----------          -----------     ------------  -----------     ----------       -------

NET INVESTMENT
 INCOME (LOSS).......        (158,443)             279,587        2,957,710     (120,770)        23,559         1,514
                           ----------          -----------     ------------  -----------     ----------       -------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------
 Net realized gain
   (loss)............         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,319,871           44,370,276      538,225,758   (4,652,214)     6,365,637        11,141
                           ----------          -----------     ------------  -----------     ----------       -------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........       9,070,663           48,303,654      581,036,272   (3,223,774)     8,223,936        26,351
                           ----------          -----------     ------------  -----------     ----------       -------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....      $8,912,220          $48,583,241     $583,993,982  $(3,344,544)    $8,247,495       $27,865
                           ==========          ===========     ============  ===========     ==========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               EQ/FRANKLIN
                       EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*  AND ACQUISITIONS* COMPANY VALUE*
                      ------------ ------------ -------------- -----------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 13,996,127 $ 1,681,603    $1,843,839   $   684,334     $   85,033      $  1,605,879
 Expenses:
   Asset-based
    charges..........   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------
   Net Expenses......   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INVESTMENT
 INCOME (LOSS).......    1,715,404  (2,871,904)      859,371       (55,838)      (167,190)       (5,606,741)
                      ------------ -----------    ----------   -----------     ----------      ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   44,844,146   8,288,447     4,310,139     3,025,773        400,437        40,634,269
   Realized gain
    distribution
    from the
    Portfolios.......           --          --            --            --        941,391        28,386,659
                      ------------ -----------    ----------   -----------     ----------      ------------
 Net realized gain
   (loss)............   44,844,146   8,288,447     4,310,139     3,025,773      1,341,828        69,020,928
                      ------------ -----------    ----------   -----------     ----------      ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  197,978,449  89,283,891     4,311,777     8,369,398        664,960       114,755,235
                      ------------ -----------    ----------   -----------     ----------      ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  242,822,595  97,572,338     8,621,916    11,395,171      2,006,788       183,776,163
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $244,537,999 $94,700,434    $9,481,287   $11,339,333     $1,839,598      $178,169,422
                      ============ ===========    ==========   ===========     ==========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       EQ/GLOBAL   EQ/GLOBAL MULTI-   EQ/HIGH YIELD    EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                       BOND PLUS*   SECTOR EQUITY*  BOND PORTFOLIO*(1) GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                      -----------  ---------------- ------------------ ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $    10,513    $ 3,292,960         $ 45,611        $   166,424      $ 1,144,662      $ 9,494,494
 Expenses:
   Asset-based
    charges..........   1,004,286      5,178,381            4,075          1,011,956        1,685,742        5,591,068
   Less: Reduction
    for expense
    limitation.......          --             --               --            (11,183)              --               --
                      -----------    -----------         --------        -----------      -----------      -----------
   Net Expenses......   1,004,286      5,178,381            4,075          1,000,773        1,685,742        5,591,068
                      -----------    -----------         --------        -----------      -----------      -----------

NET INVESTMENT
 INCOME (LOSS).......    (993,773)    (1,885,421)          41,536           (834,349)        (541,080)       3,903,426
                      -----------    -----------         --------        -----------      -----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    (895,736)    20,790,335              911            490,055        5,166,219       (5,832,145)
   Realized gain
    distribution
    from the
    Portfolios.......   2,361,964             --            2,215                 --               --               --
                      -----------    -----------         --------        -----------      -----------      -----------
 Net realized gain
   (loss)............   1,466,228     20,790,335            3,126            490,055        5,166,219       (5,832,145)
                      -----------    -----------         --------        -----------      -----------      -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,632,152)    50,510,213          (21,552)        (1,995,987)      15,111,049       80,103,046
                      -----------    -----------         --------        -----------      -----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  (2,165,924)    71,300,548          (18,426)        (1,505,932)      20,277,268       74,270,901
                      -----------    -----------         --------        -----------      -----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(3,159,697)   $69,415,127         $ 23,110        $(2,340,281)     $19,736,188      $78,174,327
                      ===========    ===========         ========        ===========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                           EQ/INTERNATIONAL EQ/INVESCO     EQ/JPMORGAN      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP
                             VALUE PLUS*    COMSTOCK*  VALUE OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS*
                           ---------------- ---------- -------------------- ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios............   $ 2,463,034    $1,519,160     $ 1,073,094       $   74,483   $ 1,447,863  $   426,509
 Expenses:
   Asset-based charges....     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------
   Net Expenses...........     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INVESTMENT INCOME
 (LOSS)...................      (327,656)    1,083,757         378,345         (118,719)     (467,567)  (2,930,825)
                             -----------    ----------     -----------       ----------   -----------  -----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss)
    on investments........     1,304,389     2,876,851       5,168,011          414,406     8,015,249   12,013,728
   Realized gain
    distribution from
    the Portfolios........            --            --              --          625,374     7,345,223           --
                             -----------    ----------     -----------       ----------   -----------  -----------
 Net realized gain (loss).     1,304,389     2,876,851       5,168,011        1,039,780    15,360,472   12,013,728
                             -----------    ----------     -----------       ----------   -----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments............    35,099,458     5,516,266       9,736,487        2,981,938    24,804,820   64,863,204
                             -----------    ----------     -----------       ----------   -----------  -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS...........    36,403,847     8,393,117      14,904,498        4,021,718    40,165,292   76,876,932
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS..........   $36,076,191    $9,476,874     $15,282,843       $3,902,999   $39,697,725  $73,946,107
                             ===========    ==========     ===========       ==========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    EQ/MFS
                      EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP    EQ/MID CAP
                      VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*      VALUE PLUS*
                      ------------ ------------  --------------- ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $   727,174  $  8,285,027    $   886,146    $   834,596  $  3,071,676  $  2,429,107
 Expenses:
   Asset-based
    charges..........     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------
   Net Expenses......     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INVESTMENT
 INCOME (LOSS).......     122,151    (2,031,146)       345,957       (289,445)   (1,933,458)   (3,832,576)
                      -----------  ------------    -----------    -----------  ------------  ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,374,351   (22,502,969)     2,267,561      3,342,362    12,806,570    11,803,499
   Realized gain
    distribution
    from the
    Portfolios.......          --            --      6,634,108        954,192            --            --
                      -----------  ------------    -----------    -----------  ------------  ------------
 Net realized gain
   (loss)............   3,374,351   (22,502,969)     8,901,669      4,296,554    12,806,570    11,803,499
                      -----------  ------------    -----------    -----------  ------------  ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820   233,952,953      1,358,081      6,267,747    92,480,763   121,003,596
                      -----------  ------------    -----------    -----------  ------------  ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  11,985,171   211,449,984     10,259,750     10,564,301   105,287,333   132,807,095
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $12,107,322  $209,418,838    $10,605,707    $10,274,856  $103,353,875  $128,974,519
                      ===========  ============    ===========    ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                        EQ/MONEY     EQ/MONTAG &    EQ/MORGAN STANLEY     EQ/MUTUAL     EQ/OPPENHEIMER EQ/PIMCO GLOBAL
                        MARKET*    CALDWELL GROWTH*  MID CAP GROWTH*  LARGE CAP EQUITY*    GLOBAL*     REAL RETURN*(1)
                      -----------  ---------------- ----------------- ----------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $        --     $  340,897       $        --       $  199,677      $ 1,864,897      $  2,349
 Expenses:
   Asset-based
    charges..........   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------
   Net Expenses......   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------

NET INVESTMENT
 INCOME (LOSS).......  (1,085,947)      (197,632)       (3,139,943)        (171,615)         905,917        (7,355)
                      -----------     ----------       -----------       ----------      -----------      --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      (8,495)     2,625,965         4,460,003        2,442,450        3,273,973       (12,237)
   Realized gain
    distribution
    from the
    Portfolios.......         571      5,885,208        15,955,160               --               --            --
                      -----------     ----------       -----------       ----------      -----------      --------
 Net realized gain
   (loss)............      (7,924)     8,511,173        20,415,163        2,442,450        3,273,973       (12,237)
                      -----------     ----------       -----------       ----------      -----------      --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,573      1,238,635        60,428,698        4,676,162       12,421,497       (34,965)
                      -----------     ----------       -----------       ----------      -----------      --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         649      9,749,808        80,843,861        7,118,612       15,695,470       (47,202)
                      -----------     ----------       -----------       ----------      -----------      --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(1,085,298)    $9,552,176       $77,703,918       $6,946,997      $16,601,387      $(54,557)
                      ===========     ==========       ===========       ==========      ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE  EQ/TEMPLETON       EQ/UBS
                       SHORT BOND*    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*   GLOBAL EQUITY* GROWTH & INCOME*
                      -------------- -----------  -------------- ---------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   787,853   $   402,593   $ 2,157,952     $        --      $  327,016      $  222,640
 Expenses:
   Asset-based
    charges..........    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------
   Net Expenses......    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     (592,396)   (1,089,015)     (613,817)     (3,095,859)       (181,562)        (60,886)
                       -----------   -----------   -----------     -----------      ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       71,681    (2,120,239)   15,226,917      17,307,825       1,813,140       2,064,488
   Realized gain
    distribution
    from the
    Portfolios.......           --            --    17,558,900              --              --              --
                       -----------   -----------   -----------     -----------      ----------      ----------
 Net realized gain
   (loss)............       71,681    (2,120,239)   32,785,817      17,307,825       1,813,140       2,064,488
                       -----------   -----------   -----------     -----------      ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)   (1,003,201)   35,001,163      62,935,103       7,374,660       4,281,619
                       -----------   -----------   -----------     -----------      ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     (695,855)   (3,123,440)   67,786,980      80,242,928       9,187,800       6,346,107
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $(1,288,251)  $(4,212,455)  $67,173,163     $77,147,069      $9,006,238      $6,285,221
                       ===========   ===========   ===========     ===========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                     FIDELITY(R) VIP FIDELITY(R) VIP                                      INVESCO V.I.
                      EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME   FIDELITY(R) VIP  GOLDMAN SACHS VIT   DIVERSIFIED
                      OMEGA GROWTH*     PORTFOLIO       PORTFOLIO    MID CAP PORTFOLIO MID CAP VALUE FUND DIVIDEND FUND
                      -------------- --------------- --------------- ----------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $        --     $ 1,608,565      $ 81,048        $   38,021         $  134,486       $ 48,317
 Expenses:
   Asset-based
    charges..........    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------
   Net Expenses......    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------

NET INVESTMENT
 INCOME (LOSS).......   (2,088,745)       (571,808)       48,657           (99,284)           (90,514)        28,313
                       -----------     -----------      --------        ----------         ----------       --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    7,235,858       4,630,468        63,883            97,446          1,116,259         86,544
   Realized gain
    distribution
    from the
    Portfolios.......   41,975,996          56,331       235,291         1,772,144          1,796,386             --
                       -----------     -----------      --------        ----------         ----------       --------
 Net realized gain
   (loss)............   49,211,854       4,686,799       299,174         1,869,590          2,912,645         86,544
                       -----------     -----------      --------        ----------         ----------       --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880      40,213,569       277,209         1,598,294          1,694,387        305,555
                       -----------     -----------      --------        ----------         ----------       --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   53,989,734      44,900,368       576,383         3,467,884          4,607,032        392,099
                       -----------     -----------      --------        ----------         ----------       --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $51,900,989     $44,328,560      $625,040        $3,368,600         $4,516,518       $420,412
                       ===========     ===========      ========        ==========         ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                            INVESCO V.I.
                      INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                       REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                      ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...     $ 1,548,602         $ 879,880      $  280,167        $   62,103          $       --      $       --
 Expenses:
   Asset-based
    charges..........         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------
   Net Expenses......         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......       1,055,060           674,321         (29,800)          (83,986)            (77,418)       (347,995)
                          -----------         ---------      ----------        ----------          ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       2,676,086           283,984         705,429           194,289             500,147       1,168,430
   Realized gain
    distribution
    from the
    Portfolios.......              --                --              --           863,303              66,638          93,974
                          -----------         ---------      ----------        ----------          ----------      ----------
 Net realized gain
   (loss)............       2,676,086           283,984         705,429         1,057,592             566,785       1,262,404
                          -----------         ---------      ----------        ----------          ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      (3,681,238)         (112,270)      3,468,967         1,719,961           1,345,798       5,150,959
                          -----------         ---------      ----------        ----------          ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      (1,005,152)          171,714       4,174,396         2,777,553           1,912,583       6,413,363
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $    49,908         $ 846,035      $4,144,596        $2,693,567          $1,835,165      $6,065,368
                          ===========         =========      ==========        ==========          ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                      IVY FUNDS VIP IVY FUNDS VIP   IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                       HIGH INCOME  MID CAP GROWTH SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                      ------------- -------------- ---------------- ----------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $5,462,863    $        --      $       --       $ 1,605,781      $ 1,341,721      $   32,298
 Expenses:
   Asset-based
    charges..........   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------
   Net Expenses......   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INVESTMENT
 INCOME (LOSS).......   4,027,725       (593,783)        (94,561)          289,242          172,573         (58,604)
                       ----------    -----------      ----------       -----------      -----------      ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,314,379        669,052         468,301          (205,220)       3,287,328         411,951
   Realized gain
    distribution
    from the
    Portfolios.......          --      1,468,388              --           668,265               --         242,722
                       ----------    -----------      ----------       -----------      -----------      ----------
 Net realized gain
   (loss)............   3,314,379      2,137,440         468,301           463,045        3,287,328         654,673
                       ----------    -----------      ----------       -----------      -----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,300,157      9,712,670       2,211,836        (3,070,440)      16,997,406       1,193,773
                       ----------    -----------      ----------       -----------      -----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   5,614,536     11,850,110       2,680,137        (2,607,395)      20,284,734       1,848,446
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $9,642,261    $11,256,327      $2,585,576       $(2,318,153)     $20,457,307      $1,789,842
                       ==========    ===========      ==========       ===========      ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                          MULTIMANAGER
                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...    $   87,341       $       --        $1,250,919       $    662,723    $ 2,236,524   $  668,148
 Expenses:
   Asset-based
    charges..........       112,873          289,397           708,086          7,702,232      1,808,717      724,457
   Less: Reduction
    for expense
    limitation.......            --               --                --         (2,809,275)            --           --
                         ----------       ----------        ----------       ------------    -----------   ----------
   Net Expenses......       112,873          289,397           708,086          4,892,957      1,808,717      724,457
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INVESTMENT
 INCOME (LOSS).......       (25,532)        (289,397)          542,833         (4,230,234)       427,807      (56,309)
                         ----------       ----------        ----------       ------------    -----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       675,559        1,300,919         2,240,874         11,241,524     (2,776,878)   2,432,375
   Realized gain
    distribution
    from the
    Portfolios.......            --           23,269         1,113,142                 --        379,339           --
                         ----------       ----------        ----------       ------------    -----------   ----------
 Net realized gain
   (loss)............       675,559        1,324,188         3,354,016         11,241,524     (2,397,539)   2,432,375
                         ----------       ----------        ----------       ------------    -----------   ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     1,663,409        5,807,433         5,056,571        171,183,649     (3,270,201)   6,367,604
                         ----------       ----------        ----------       ------------    -----------   ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     2,338,968        7,131,621         8,410,587        182,425,173     (5,667,740)   8,799,979
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....    $2,313,436       $6,842,224        $8,953,420       $178,194,939    $(5,239,933)  $8,743,670
                         ==========       ==========        ==========       ============    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      MULTIMANAGER
                       LARGE CAP     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ------------ ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   84,295    $   799,858      $        --    $   230,988      $ 3,890,503        $        --
 Expenses:
   Asset-based
    charges..........     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------
   Net Expenses......     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INVESTMENT
 INCOME (LOSS).......     (88,304)       120,144         (946,053)      (592,452)       2,435,575           (611,499)
                       ----------    -----------      -----------    -----------      -----------        -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   1,059,337      3,891,147        5,095,020      6,884,486       (1,713,016)         5,730,060
   Realized gain
    distribution
    from the
    Portfolios.......          --             --       22,278,543             --               --                 --
                       ----------    -----------      -----------    -----------      -----------        -----------
 Net realized gain
   (loss)............   1,059,337      3,891,147       27,373,563      6,884,486       (1,713,016)         5,730,060
                       ----------    -----------      -----------    -----------      -----------        -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170     10,080,962       (2,872,285)    12,272,198       (3,311,677)        12,417,329
                       ----------    -----------      -----------    -----------      -----------        -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   3,838,507     13,972,109       24,501,278     19,156,684       (5,024,693)        18,147,389
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $3,750,203    $14,092,253      $23,555,225    $18,564,232      $(2,589,118)       $17,535,890
                       ==========    ===========      ===========    ===========      ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                            PIMCO COMMODITY
                        MULTIMANAGER   MULTIMANAGER      OPPENHEIMER         REAL RETURN(R)   TARGET 2015 TARGET 2025
                      SMALL CAP VALUE* TECHNOLOGY*  MAIN STREET FUND(R)/VA STRATEGY PORTFOLIO ALLOCATION* ALLOCATION*
                      ---------------- ------------ ---------------------- ------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $   720,477    $        --         $  7,012            $  66,168      $  327,592  $  544,151
 Expenses:
   Asset-based
    charges..........     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------
   Net Expenses......     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------

NET INVESTMENT
 INCOME (LOSS).......      (952,625)    (1,567,328)          (1,160)              15,498          28,438      38,999
                        -----------    -----------         --------            ---------      ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    12,777,914     11,632,879           21,662             (326,564)        913,313   1,208,894
   Realized gain
    distribution
    from the
    Portfolios.......            --             --               --                   --         776,737     727,451
                        -----------    -----------         --------            ---------      ----------  ----------
 Net realized gain
   (loss)............    12,777,914     11,632,879           21,662             (326,564)      1,690,050   1,936,345
                        -----------    -----------         --------            ---------      ----------  ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    32,850,420     25,961,864          194,211             (407,272)      1,101,423   4,521,261
                        -----------    -----------         --------            ---------      ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    45,628,334     37,594,743          215,873             (733,836)      2,791,473   6,457,606
                        -----------    -----------         --------            ---------      ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $44,675,709    $36,027,415         $214,713            $(718,338)     $2,819,911  $6,496,605
                        ===========    ===========         ========            =========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   VAN ECK VIP
                      TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   GLOBAL HARD
                      ALLOCATION* ALLOCATION* BOND SECURITIES FUND ASSETS FUND
                      ----------- ----------- -------------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $  488,660  $  354,304       $1,028,129      $   74,739
 Expenses:
   Asset-based
    charges..........    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------
   Net Expenses......    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     29,566      21,348          768,542        (131,617)
                      ----------  ----------       ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......  1,110,232   1,043,536         (161,967)       (465,318)
   Realized gain
    distribution
    from the
    Portfolios.......    762,434     456,177          265,449         289,743
                      ----------  ----------       ----------      ----------
 Net realized gain
   (loss)............  1,872,666   1,499,713          103,482        (175,575)
                      ----------  ----------       ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  4,869,717   4,008,208         (792,538)      1,762,505
                      ----------  ----------       ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  6,742,383   5,507,921         (689,056)      1,586,930
                      ----------  ----------       ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $6,771,949  $5,529,269       $   79,486      $1,455,313
                      ==========  ==========       ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                          ALL ASSET
                            ALL ASSET               ALL ASSET             MODERATE
                      AGGRESSIVE-ALT 25*(B)      GROWTH-ALT 20*       GROWTH-ALT 15*(B)
                      --------------------- ------------------------  -----------------
                              2013              2013         2012           2013
                      --------------------- -----------  -----------  -----------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss).....      $   11,104       $    90,976  $   154,367      $  3,099
 Net realized gain
   (loss) on
   investments.......          10,607         3,082,101    1,088,102         3,245
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....          16,339         2,143,064    1,866,134         4,828
                           ----------       -----------  -----------      --------
 Net increase
   (decrease) in
   net assets from
   operations........          38,050         5,316,141    3,108,603        11,172
                           ----------       -----------  -----------      --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...         354,523         9,677,308    7,581,951        97,500
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....         784,065          (886,637)   5,149,541       271,308
   Redemptions for
    contract
    benefits and
    terminations.....         (19,308)       (2,648,177)  (2,398,624)          (40)
   Contract
    maintenance
    charges..........            (272)          (47,967)     (34,196)          (41)
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......       1,119,008         6,094,527   10,298,672       368,727
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........              35                --          501            --
                           ----------       -----------  -----------      --------

INCREASE (DECREASE)
 IN NET ASSETS.......       1,157,093        11,410,668   13,407,776       379,899
NET ASSETS --
 BEGINNING OF PERIOD.              --        38,706,663   25,298,887            --
                           ----------       -----------  -----------      --------

NET ASSETS -- END
OF PERIOD............      $1,157,093       $50,117,331  $38,706,663      $379,899
                           ==========       ===========  ===========      ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............              12                96          130             4
 Redeemed............              (1)              (49)         (44)           (1)
                           ----------       -----------  -----------      --------
 Net Increase
   (Decrease)........              11                47           86             3
                           ==========       ===========  ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                AMERICAN FUNDS
                        AMERICAN CENTURY VP   INSURANCE SERIES(R)       AXA AGGRESSIVE
                        MID CAP VALUE FUND     BOND FUND/SM/(B)           ALLOCATION*
                      ----------------------  ------------------- --------------------------
                         2013        2012            2013             2013          2012
                      ----------  ----------  ------------------- ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (5,331) $   20,706      $   16,166      $  6,307,414  $ (1,519,117)
 Net realized gain
   (loss) on
   investments.......    182,352     128,149            (582)       25,649,376    14,696,417
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  1,311,194     198,500         (22,033)       73,664,239    33,150,613
                      ----------  ----------      ----------      ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  1,488,215     347,355          (6,449)      105,621,029    46,327,913
                      ----------  ----------      ----------      ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  3,204,309   1,662,983         503,832        65,482,615    66,279,864
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    677,225     121,727         946,563       (19,060,950)  (23,907,917)
   Redemptions for
    contract
    benefits and
    terminations.....   (131,086)    (33,082)         (9,028)      (29,771,265)  (26,292,505)
   Contract
    maintenance
    charges..........     (9,052)     (4,118)           (123)         (909,506)     (902,776)
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  3,741,396   1,747,510       1,441,244        15,740,894    15,176,666
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        300          --              50                --            --
                      ----------  ----------      ----------      ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  5,229,911   2,094,865       1,434,845       121,361,923    61,504,579
NET ASSETS --
 BEGINNING OF PERIOD.  3,763,744   1,668,879              --       418,525,757   357,021,178
                      ----------  ----------      ----------      ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $8,993,655  $3,763,744      $1,434,845      $539,887,680  $418,525,757
                      ==========  ==========      ==========      ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         --          --              --               563           622
 Redeemed............         --          --              --              (466)         (501)
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              --                97           121
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
II
 Issued..............         32          18              --                --            --
 Redeemed............         (4)         (3)             --                --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         28          15              --                --            --
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
4
 Issued..............         --          --              15                --            --
 Redeemed............         --          --              (1)               --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              14                --            --
                      ==========  ==========      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 AXA                        AXA                       AXA
                              BALANCED                 CONSERVATIVE               CONSERVATIVE
                              STRATEGY*                 ALLOCATION*             GROWTH STRATEGY*
                      ------------------------  --------------------------  -----------------------
                          2013         2012         2013          2012          2013        2012
                      -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   641,867  $  (175,772) $   (394,058) $   (480,522) $    76,364  $  (30,204)
 Net realized gain
   (loss) on
   investments.......     868,005      246,110     3,046,610     1,350,180      206,953      88,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192    2,678,525     1,094,104     2,958,199      743,284     337,483
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   7,418,064    2,748,863     3,746,656     3,827,857    1,026,601     395,673
                      -----------  -----------  ------------  ------------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  21,119,741   15,231,495    15,712,288    18,828,585    3,283,699   3,288,499
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   3,844,470    1,286,468    (7,367,044)    2,722,319    1,254,528     906,872
   Redemptions for
    contract
    benefits and
    terminations.....  (1,987,918)  (1,231,200)  (12,979,050)  (17,130,404)    (411,044)   (712,766)
   Contract
    maintenance
    charges..........    (587,946)    (396,471)     (195,676)     (181,409)     (88,261)    (63,597)
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  22,388,347   14,890,292    (4,829,482)    4,239,091    4,038,922   3,419,008
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         (45)          --            --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  29,806,366   17,639,155    (1,082,826)    8,066,948    5,065,523   3,814,681
NET ASSETS --
 BEGINNING OF PERIOD.  51,773,388   34,134,233   124,092,270   116,025,322    9,767,256   5,952,575
                      -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $81,579,754  $51,773,388  $123,009,444  $124,092,270  $14,832,779  $9,767,256
                      ===========  ===========  ============  ============  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Redeemed............          --           (3)           --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........          --           (3)           --            --           --          --
                      ===========  ===========  ============  ============  ===========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         223          155           256           284           59          42
 Redeemed............         (46)         (24)         (293)         (247)         (22)        (13)
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........         177          131           (37)           37           37          29
                      ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                             STRATEGY*                ALLOCATION*                STRATEGY*
                      ----------------------  --------------------------  ----------------------
                         2013        2012         2013          2012         2013        2012
                      ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $     (273) $   (9,359) $    350,249  $   (736,184) $   15,071  $   (5,350)
 Net realized gain
   (loss) on
   investments.......     58,349      23,055     8,127,173     4,635,444      54,916      12,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    116,791      83,831     7,841,244     6,032,702     155,559     115,828
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    174,867      97,527    16,318,666     9,931,962     225,546     122,872
                      ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,497,027     875,788    29,296,246    30,850,487          --          --
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,453,198     697,142    (4,430,092)   (3,107,789)         --      (5,264)
   Redemptions for
    contract
    benefits and
    terminations.....   (354,511)   (308,159)  (17,621,816)  (17,102,390)   (204,120)    (27,561)
   Contract
    maintenance
    charges..........    (38,280)    (31,206)     (389,114)     (367,880)        (26)         --
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  2,557,434   1,233,565     6,855,224    10,272,428    (204,146)    (32,825)
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        500          --            --            --           8          --
                      ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,732,801   1,331,092    23,173,890    20,204,390      21,408      90,047
NET ASSETS --
 BEGINNING OF PERIOD.  4,100,286   2,769,194   180,317,497   160,113,107   1,266,621   1,176,574
                      ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,833,087  $4,100,286  $203,491,387  $180,317,497  $1,288,029  $1,266,621
                      ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --            --            --          --           3
 Redeemed............         --          --            --            --          (2)         (3)
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         --          --            --            --          (2)         --
                      ==========  ==========  ============  ============  ==========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         36          18           319           347          --          --
 Redeemed............        (13)         (6)         (268)         (261)         --          --
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         23          12            51            86          --          --
                      ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                    AXA                                                     AXA
                                 MODERATE                   AXA MODERATE               MODERATE-PLUS
                                ALLOCATION*             GROWTH STRATEGY*(A)             ALLOCATION*
                      ------------------------------  -----------------------  ----------------------------
                           2013            2012           2013        2012          2013           2012
                      --------------  --------------  -----------  ----------  --------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   11,222,274  $   (2,423,795) $   159,168  $    9,548  $    8,612,656  $ (3,985,566)
 Net realized gain
   (loss) on
   investments.......     50,710,052       1,720,706      248,983      12,453      60,406,982     2,494,868
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    126,739,480     118,284,296      528,110      23,176      94,131,076    83,311,021
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    188,671,806     117,581,207      936,261      45,177     163,150,714    81,820,323
                      --------------  --------------  -----------  ----------  --------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    147,367,893     145,708,248    6,170,588   1,541,469     116,052,877   119,063,673
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (54,167,094)    (66,730,650)   3,415,430   1,043,870     (39,755,882)  (55,683,884)
   Redemptions for
    contract
    benefits and
    terminations.....   (146,887,606)   (137,782,450)    (688,091)    (49,195)    (71,389,379)  (60,405,351)
   Contract
    maintenance
    charges..........     (2,145,103)     (2,143,994)     (16,075)       (264)     (1,732,695)   (1,780,572)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (186,025)         49,330           --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (56,017,935)    (60,899,516)   8,881,852   2,535,880       3,174,921     1,193,866
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      1,549,598       1,051,602        2,000          --         (47,000)       31,200
                      --------------  --------------  -----------  ----------  --------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......    134,203,469      57,733,293    9,820,113   2,581,057     166,278,635    83,045,389
NET ASSETS --
 BEGINNING OF PERIOD.  1,589,850,228   1,532,116,935    2,581,057          --     890,786,915   807,741,526
                      --------------  --------------  -----------  ----------  --------------  ------------

NET ASSETS -- END
 OF PERIOD........... $1,724,053,697  $1,589,850,228  $12,401,170  $2,581,057  $1,057,065,550  $890,786,915
                      ==============  ==============  ===========  ==========  ==============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          1,123           1,358           --          --              --            --
 Redeemed............         (2,301)         (2,501)          --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........         (1,178)         (1,143)          --          --              --            --
                      ==============  ==============  ===========  ==========  ==============  ============

UNIT ACTIVITY CLASS
B
 Issued..............            591             562          104          28             935         1,027
 Redeemed............           (326)           (367)         (25)         (4)           (916)       (1,022)
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........            265             195           79          24              19             5
                      ==============  ==============  ===========  ==========  ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                AXA                     AXA                     AXA
                             TACTICAL                TACTICAL                TACTICAL
                           MANAGER 400*            MANAGER 500*            MANAGER 2000*
                      ----------------------  ----------------------  ----------------------
                         2013        2012        2013        2012        2013        2012
                      ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (52,637) $  (29,452) $  (53,871) $  (27,043) $  (30,205) $  (13,643)
 Net realized gain
   (loss) on
   investments.......    592,131     (75,122)  1,095,580     239,043     583,958      40,741
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    687,789     498,667     794,095     370,759     265,205     178,864
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........  1,227,283     394,093   1,835,804     582,759     818,958     205,962
                      ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    946,780     530,773   1,292,839   1,179,299     390,552     370,649
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,125,739      (7,305)    654,607     480,752     667,972     133,027
   Redemptions for
    contract
    benefits and
    terminations.....   (451,195)   (233,192)   (443,940)   (345,395)   (158,716)   (132,727)
   Contract
    maintenance
    charges..........     (4,429)     (3,155)     (7,797)     (5,920)     (2,084)     (1,579)
                      ----------  ----------  ----------  ----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,616,895     287,121   1,495,709   1,308,736     897,724     369,370
                      ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,844,178     681,214   3,331,513   1,891,495   1,716,682     575,332
NET ASSETS --
 BEGINNING OF PERIOD.  3,273,415   2,592,201   5,612,617   3,721,122   1,866,789   1,291,457
                      ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,117,593  $3,273,415  $8,944,130  $5,612,617  $3,583,471  $1,866,789
                      ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         26          15          68          43          23          17
 Redeemed............        (14)        (12)        (57)        (31)        (17)        (13)
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase
   (Decrease)........         12           3          11          12           6           4
                      ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           AXA TACTICAL        EQ/ALLIANCEBERNSTEIN      EQ/ALLIANCEBERNSTEIN
                              MANAGER             DYNAMIC WEALTH               SMALL CAP
                          INTERNATIONAL*          STRATEGIES*(A)                GROWTH*
                      ----------------------  ----------------------  --------------------------
                         2013        2012        2013        2012         2013          2012
                      ----------  ----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (67,028) $  (23,089) $  (26,710) $      149  $ (4,342,091) $ (3,309,693)
 Net realized gain
   (loss) on
   investments.......    619,753    (194,178)    219,624       9,560    52,447,382    29,964,869
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    423,567     767,834     259,032      20,823    58,747,815    13,162,841
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    976,292     550,567     451,946      30,532   106,853,106    39,818,017
                      ----------  ----------  ----------  ----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,041,230     898,448   1,877,570     509,783    16,761,092    15,789,861
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    569,112     175,294   1,848,885     896,569   (12,030,654)  (16,538,369)
   Redemptions for
    contract
    benefits and
    terminations.....   (332,592)   (275,158)   (160,718)    (17,063)  (27,009,446)  (25,080,199)
   Contract
    maintenance
    charges..........     (5,085)     (4,082)     (2,297)       (109)     (249,646)     (266,333)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....         --          --          --          --      (538,615)     (159,416)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,272,665     794,502   3,563,440   1,389,180   (23,067,269)  (26,254,456)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         --          --       1,000          --       533,317       158,907
                      ----------  ----------  ----------  ----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,248,957   1,345,069   4,016,386   1,419,712    84,319,154    13,722,468
NET ASSETS --
 BEGINNING OF PERIOD.  4,447,232   3,102,163   1,419,712          --   304,032,395   290,309,927
                      ----------  ----------  ----------  ----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $6,696,189  $4,447,232  $5,436,098  $1,419,712  $388,351,549  $304,032,395
                      ==========  ==========  ==========  ==========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --          --          --           134           132
 Redeemed............         --          --          --          --          (214)         (240)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         --          --          --          --           (80)         (108)
                      ==========  ==========  ==========  ==========  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............         22          20          37          15            53            53
 Redeemed............        (10)        (12)         (4)         (2)          (51)          (60)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         12           8          33          13             2            (7)
                      ==========  ==========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/AXA                  EQ/BLACKROCK                 EQ/BOSTON
                         FRANKLIN SMALL CAP             BASIC VALUE              ADVISORS EQUITY
                             VALUE CORE*                  EQUITY*                    INCOME*
                      ------------------------  --------------------------  -------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (203,969) $   (81,404) $  1,987,716  $  1,336,317  $    794,347  $   506,613
 Net realized gain
   (loss) on
   investments.......   1,531,495      577,638    27,280,134    (8,311,293)   16,536,165    4,567,924
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   3,900,896    1,543,107   135,264,331    56,328,176     5,858,154    4,149,246
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   5,228,422    2,039,341   164,532,181    49,353,200    23,188,666    9,223,783
                      -----------  -----------  ------------  ------------  ------------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,782,998    1,530,753    52,985,779    47,952,016    10,561,385    6,976,894
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (790,201)    (947,358)   (6,523,076)  (11,142,520)    6,855,555    3,993,362
   Redemptions for
    contract
    benefits and
    terminations.....  (1,400,728)  (1,328,597)  (38,232,673)  (31,707,039)   (5,997,068)  (4,938,615)
   Contract
    maintenance
    charges..........     (11,882)     (11,920)     (397,380)     (375,316)      (69,717)     (63,421)
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (419,813)    (757,122)    7,832,650     4,727,141    11,350,155    5,968,220
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --            --            --            --        2,499
                      -----------  -----------  ------------  ------------  ------------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,808,609    1,282,219   172,364,831    54,080,341    34,538,821   15,194,502
NET ASSETS --
 BEGINNING OF PERIOD.  15,133,441   13,851,222   456,821,784   402,741,443    70,746,755   55,552,253
                      -----------  -----------  ------------  ------------  ------------  -----------

NET ASSETS -- END
 OF PERIOD........... $19,942,050  $15,133,441  $629,186,615  $456,821,784  $105,285,576  $70,746,755
                      ===========  ===========  ============  ============  ============  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          55           44           391           415           184          155
 Redeemed............         (59)         (52)         (339)         (369)          (99)        (107)
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net Increase
   (Decrease)........          (4)          (8)           52            46            85           48
                      ===========  ===========  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/CALVERT                 EQ/CAPITAL                     EQ/COMMON
                        SOCIALLY RESPONSIBLE*       GUARDIAN RESEARCH*               STOCK INDEX*
                      ------------------------  --------------------------  ------------------------------
                          2013         2012         2013          2012           2013            2012
                      -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (158,443) $   (77,200) $    279,587  $   (647,521) $    2,957,710  $    7,821,075
 Net realized gain
   (loss) on
   investments.......     750,792     (252,419)    3,933,378      (566,978)     42,810,514      (2,853,747)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,319,871    3,916,392    44,370,276    25,315,504     538,225,758     261,721,619
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net increase
   (decrease) in
   net assets from
   operations........   8,912,220    3,586,773    48,583,241    24,101,005     583,993,982     266,688,947
                      -----------  -----------  ------------  ------------  --------------  --------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   3,106,745    2,742,225     7,715,272     8,688,808      50,496,994      55,009,274
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (221,644)  (1,324,791)   (4,127,075)   (7,590,712)    (66,809,049)    (96,691,521)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,695,626)  (1,704,440)  (15,122,491)  (13,973,266)   (189,565,586)   (178,196,255)
   Contract
    maintenance
    charges..........     (33,626)     (33,345)     (110,095)     (121,224)     (1,381,024)     (1,509,507)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --            --            --      (2,483,771)       (148,437)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,155,849     (320,351)  (11,644,389)  (12,996,394)   (209,742,436)   (221,536,446)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........    (207,858)          --       (30,000)           --       4,659,626       1,383,676
                      -----------  -----------  ------------  ------------  --------------  --------------

INCREASE (DECREASE)
 IN NET ASSETS.......   9,860,211    3,266,422    36,908,852    11,104,611     378,911,172      46,536,177
NET ASSETS --
 BEGINNING OF PERIOD.  26,974,469   23,708,047   166,786,718   155,682,107   1,976,299,731   1,929,763,554
                      -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END
 OF PERIOD........... $36,834,680  $26,974,469  $203,695,570  $166,786,718  $2,355,210,903  $1,976,299,731
                      ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            --            --             328             335
 Redeemed............          --           --            --            --            (865)           (990)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          --           --            --            --            (537)           (655)
                      ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS
B
 Issued..............          48           51            92           125             154              83
 Redeemed............         (37)         (54)         (161)         (218)           (141)           (169)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          11           (3)          (69)          (93)             13             (86)
                      ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/DAVIS           EQ/EMERGING
                                EQ/CORE                   NEW YORK          MARKETS EQUITY
                              BOND INDEX*                 VENTURE*             PLUS*(B)
                      --------------------------  ------------------------  --------------
                          2013          2012          2013         2012          2013
                      ------------  ------------  -----------  -----------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (120,770) $    207,606  $    23,559  $  (110,086)   $    1,514
 Net realized gain
   (loss) on
   investments.......    1,428,440      (309,555)   1,858,299    1,331,911        15,210
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (4,652,214)    2,366,021    6,365,637    1,418,686        11,141
                      ------------  ------------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,344,544)    2,264,072    8,247,495    2,640,511        27,865
                      ------------  ------------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,710,801    10,702,806    3,057,049    3,470,860       207,626
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (3,723,903)   (1,242,487)  (1,470,209)  (2,643,690)    1,014,234
   Redemptions for
    contract
    benefits and
    terminations.....  (11,605,364)  (13,485,005)  (2,683,046)  (2,318,425)      (16,022)
   Contract
    maintenance
    charges..........     (105,890)     (124,130)     (20,940)     (22,100)         (104)
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (4,724,356)   (4,148,816)  (1,117,146)  (1,513,355)    1,205,734
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --         1,698           --        3,400            --
                      ------------  ------------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,068,900)   (1,883,046)   7,130,349    1,130,556     1,233,599
NET ASSETS --
 BEGINNING OF PERIOD.  120,953,667   122,836,713   26,654,280   25,523,724            --
                      ------------  ------------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $112,884,767  $120,953,667  $33,784,629  $26,654,280    $1,233,599
                      ============  ============  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          180           196           51           61            19
 Redeemed............         (221)         (230)         (62)         (82)           (7)
                      ------------  ------------  -----------  -----------    ----------
 Net Increase
   (Decrease)........          (41)          (34)         (11)         (21)           12
                      ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/EQUITY                    EQ/EQUITY                 EQ/FRANKLIN
                               500 INDEX*                  GROWTH PLUS*              CORE BALANCED*
                      ----------------------------  --------------------------  ------------------------
                           2013           2012          2013          2012          2013         2012
                      --------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    1,715,404  $  3,135,705  $ (2,871,904) $ (2,271,119) $   859,371  $ 1,288,838
 Net realized gain
   (loss) on
   investments.......     44,844,146    17,594,428     8,288,447    (2,631,241)   4,310,139    3,483,263
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    197,978,449    83,075,715    89,283,891    44,087,585    4,311,777    1,935,083
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........    244,537,999   103,805,848    94,700,434    39,185,225    9,481,287    6,707,184
                      --------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     60,864,880    56,288,874    22,440,774    25,914,166    5,648,855    5,335,983
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (13,746,921)  (25,634,165)  (21,889,154)  (30,605,668)   1,131,744   (2,804,290)
   Redemptions for
    contract
    benefits and
    terminations.....    (72,027,032)  (65,459,038)  (25,318,184)  (25,063,924)  (7,515,959)  (7,351,512)
   Contract
    maintenance
    charges..........       (658,458)     (688,625)     (294,657)     (339,544)     (64,673)     (69,483)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (637,359)     (170,533)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (26,204,890)  (35,663,487)  (25,061,221)  (30,094,970)    (800,033)  (4,889,302)
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        452,363       170,535       (40,000)       29,502      (20,000)          --
                      --------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......    218,785,472    68,312,896    69,599,213     9,119,757    8,661,254    1,817,882
NET ASSETS --
 BEGINNING OF PERIOD.    831,784,431   763,471,535   320,234,944   311,115,187   72,647,017   70,829,135
                      --------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $1,050,569,903  $831,784,431  $389,834,157  $320,234,944  $81,308,271  $72,647,017
                      ==============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............            294           322            --            --           --           --
 Redeemed............           (405)         (448)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           (111)         (126)           --            --           --           --
                      ==============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS
B
 Issued..............            274           264           171           199          112          113
 Redeemed............           (165)         (215)         (316)         (403)        (117)        (161)
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........            109            49          (145)         (204)          (5)         (48)
                      ==============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/FRANKLIN                EQ/GAMCO
                              TEMPLETON                MERGERS AND                 EQ/GAMCO
                             ALLOCATION*              ACQUISITIONS*          SMALL COMPANY VALUE*
                      ------------------------  ------------------------  --------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (55,838) $   259,310  $  (167,190) $  (248,519) $ (5,606,741) $     87,930
 Net realized gain
   (loss) on
   investments.......   3,025,773    2,034,742    1,341,828      954,537    69,020,928    45,258,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,369,398    3,822,764      664,960       47,859   114,755,235    16,868,250
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  11,339,333    6,116,816    1,839,598      753,877   178,169,422    62,214,325
                      -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,806,451    5,837,685    1,311,738    1,459,629    67,293,245    56,481,085
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     331,697   (2,403,732)     614,416     (646,423)   11,337,703    (2,473,639)
   Redemptions for
    contract
    benefits and
    terminations.....  (4,909,962)  (4,212,769)  (2,107,910)  (1,908,147)  (34,515,062)  (27,115,196)
   Contract
    maintenance
    charges..........     (68,333)     (72,027)     (12,939)     (16,777)     (415,561)     (363,138)
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,159,853     (850,843)    (194,695)  (1,111,718)   43,700,325    26,529,112
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --       (25,500)       18,002
                      -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,499,186    5,265,973    1,644,903     (357,841)  221,844,247    88,761,439
NET ASSETS --
 BEGINNING OF PERIOD.  51,696,760   46,430,787   19,475,397   19,833,238   456,753,343   367,991,904
                      -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $64,195,946  $51,696,760  $21,120,300  $19,475,397  $678,597,590  $456,753,343
                      ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         106          113           35           31           592           542
 Redeemed............         (96)        (122)         (36)         (40)         (401)         (395)
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          10           (9)          (1)          (9)          191           147
                      ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/GLOBAL                   EQ/GLOBAL          EQ/HIGH YIELD BOND
                              BOND PLUS*            MULTI-SECTOR EQUITY*       PORTFOLIO*(B)
                      -------------------------  --------------------------  ------------------
                          2013          2012         2013          2012             2013
                      ------------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (993,773) $   159,705  $ (1,885,421) $    475,493      $   41,536
 Net realized gain
   (loss) on
   investments.......    1,466,228    4,476,454    20,790,335    25,359,247           3,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,632,152)  (2,575,551)   50,510,213    27,635,835         (21,552)
                      ------------  -----------  ------------  ------------      ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,159,697)   2,060,608    69,415,127    53,470,575          23,110
                      ------------  -----------  ------------  ------------      ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    7,272,410    8,544,005    29,833,489    33,973,954         387,450
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (7,781,285)     891,163   (23,949,938)  (30,453,380)        606,150
   Redemptions for
    contract
    benefits and
    terminations.....   (7,775,229)  (8,616,147)  (31,928,255)  (29,393,074)         (6,043)
   Contract
    maintenance
    charges..........      (52,866)     (58,965)     (321,652)     (356,036)           (221)
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,336,970)     760,056   (26,366,356)  (26,228,536)        987,336
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --        7,599       (55,000)        5,001              50
                      ------------  -----------  ------------  ------------      ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  (11,496,667)   2,828,263    42,993,771    27,247,040       1,010,496
NET ASSETS --
 BEGINNING OF PERIOD.   86,454,714   83,626,451   382,178,697   354,931,657              --
                      ------------  -----------  ------------  ------------      ----------

NET ASSETS -- END
 OF PERIOD........... $ 74,958,047  $86,454,714  $425,172,468  $382,178,697      $1,010,496
                      ============  ===========  ============  ============      ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          127          168           206           302              12
 Redeemed............         (195)        (162)         (338)         (436)             (2)
                      ------------  -----------  ------------  ------------      ----------
 Net Increase
   (Decrease)........          (68)           6          (132)         (134)             10
                      ============  ===========  ============  ============      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERMEDIATE            EQ/INTERNATIONAL            EQ/INTERNATIONAL
                           GOVERNMENT BOND*              CORE PLUS*                 EQUITY INDEX*
                      -------------------------  --------------------------  --------------------------
                          2013          2012         2013          2012          2013          2012
                      ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (834,349) $  (938,107) $   (541,080) $    221,543  $  3,903,426  $  6,627,799
 Net realized gain
   (loss) on
   investments.......      490,055    1,065,472     5,166,219       930,442    (5,832,145)  (27,411,288)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (1,995,987)    (383,986)   15,111,049    15,922,231    80,103,046    75,777,376
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,340,281)    (256,621)   19,736,188    17,074,216    78,174,327    54,993,887
                      ------------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    3,785,939    5,605,519    13,713,906    15,038,268    21,858,507    24,800,814
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (5,351,611)  (4,659,508)  (10,476,872)  (15,101,480)  (18,382,618)  (27,366,498)
   Redemptions for
    contract
    benefits and
    terminations.....   (8,968,615)  (9,059,486)   (9,313,911)   (9,781,238)  (36,502,353)  (34,906,233)
   Contract
    maintenance
    charges..........      (72,720)     (86,721)     (111,992)     (120,545)     (342,576)     (381,951)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      (29,118)      66,456            --            --      (104,814)     (148,733)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (10,636,125)  (8,133,740)   (6,188,869)   (9,964,995)  (33,473,854)  (38,002,601)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      103,003      (28,887)          250         1,999       (40,184)      148,733
                      ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  (12,873,403)  (8,419,248)   13,547,569     7,111,220    44,660,289    17,140,019
NET ASSETS --
 BEGINNING OF PERIOD.   87,309,643   95,728,891   127,021,030   119,909,810   411,657,076   394,517,057
                      ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 74,436,240  $87,309,643  $140,568,599  $127,021,030  $456,317,365  $411,657,076
                      ============  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           32           43            --            --           265           342
 Redeemed............          (70)         (75)           --            --          (482)         (603)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (38)         (32)           --            --          (217)         (261)
                      ============  ===========  ============  ============  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............           13           29           158           197            52            44
 Redeemed............          (42)         (44)         (212)         (301)          (90)         (125)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (29)         (15)          (54)         (104)          (38)          (81)
                      ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERNATIONAL              EQ/INVESCO                EQ/JPMORGAN
                              VALUE PLUS*                 COMSTOCK*           VALUE OPPORTUNITIES*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (327,656) $  1,046,510  $ 1,083,757  $       562  $   378,345  $  (157,044)
 Net realized gain
   (loss) on
   investments.......    1,304,389   (18,807,398)   2,876,851    1,780,459    5,168,011     (365,247)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   35,099,458    48,061,208    5,516,266    2,094,260    9,736,487    6,631,487
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   36,076,191    30,300,320    9,476,874    3,875,281   15,282,843    6,109,196
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   15,381,166    17,512,451    2,514,607    2,005,096    3,735,264    3,468,031
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (13,723,860)  (17,411,890)   5,114,419     (389,508)    (269,693)  (3,137,172)
   Redemptions for
    contract
    benefits and
    terminations.....  (18,111,043)  (16,575,786)  (2,512,322)  (1,668,035)  (4,825,426)  (4,219,899)
   Contract
    maintenance
    charges..........     (180,910)     (203,167)     (18,291)     (18,776)     (42,053)     (41,728)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (16,634,647)  (16,678,392)   5,098,413      (71,223)  (1,401,908)  (3,930,768)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (28,290)       21,002           --        1,999      (30,000)          --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   19,413,254    13,642,930   14,575,287    3,806,057   13,850,935    2,178,428
NET ASSETS --
 BEGINNING OF PERIOD.  211,692,025   198,049,095   26,680,663   22,874,606   45,445,482   43,267,054
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $231,105,279  $211,692,025  $41,255,950  $26,680,663  $59,296,417  $45,445,482
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          156           245           93           46           63           68
 Redeemed............         (285)         (383)         (55)         (47)         (72)         (94)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (129)         (138)          38           (1)          (9)         (26)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/LARGE                 EQ/LARGE CAP                EQ/LARGE CAP
                           CAP CORE PLUS*              GROWTH INDEX*               GROWTH PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (118,719) $   (26,909) $   (467,567) $    (88,789) $ (2,930,825) $ (1,788,755)
 Net realized gain
   (loss) on
   investments.......   1,039,780    1,732,981    15,360,472     4,588,063    12,013,728    10,425,351
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,981,938       49,355    24,804,820    11,202,753    64,863,204    18,650,217
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   3,902,999    1,755,427    39,697,725    15,702,027    73,946,107    27,286,813
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     949,894    1,009,584    10,285,948     8,604,276    10,683,617    11,494,730
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (420,576)  (1,594,104)   (1,885,219)     (537,915)  (11,963,124)  (13,714,939)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,399,866)  (1,477,645)  (11,524,841)  (10,771,430)  (19,737,131)  (19,471,137)
   Contract
    maintenance
    charges..........     (10,197)     (11,125)     (116,000)     (120,551)     (216,896)     (243,165)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (880,745)  (2,073,290)   (3,240,112)   (2,825,620)  (21,233,534)  (21,934,511)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (47,500)          --            --            --       (39,500)        1,400
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,974,754     (317,863)   36,457,613    12,876,407    52,673,073     5,353,702
NET ASSETS --
 BEGINNING OF PERIOD.  13,486,698   13,804,561   131,434,895   118,558,488   230,652,384   225,298,682
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
OF PERIOD............ $16,461,452  $13,486,698  $167,892,508  $131,434,895  $283,325,457  $230,652,384
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          15           23           219           259            97           132
 Redeemed............         (24)         (44)         (256)         (296)         (215)         (271)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (9)         (21)          (37)          (37)         (118)         (139)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/LARGE CAP               EQ/LARGE CAP              EQ/LORD ABBETT
                            VALUE INDEX*                VALUE PLUS*              LARGE CAP CORE*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   122,151  $   285,827  $ (2,031,146) $  1,716,692  $   345,957  $   (68,332)
 Net realized gain
   (loss) on
   investments.......   3,374,351    2,324,897   (22,502,969)  (58,332,902)   8,901,669    1,493,647
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820    2,711,222   233,952,953   152,399,937    1,358,081    3,890,413
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  12,107,322    5,321,946   209,418,838    95,783,727   10,605,707    5,315,728
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,271,112    4,265,331    34,502,260    40,653,802    3,659,219    4,346,711
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (807,200)  (1,819,926)  (36,964,110)  (54,062,350)  (3,980,907)  (6,476,149)
   Redemptions for
    contract
    benefits and
    terminations.....  (3,903,334)  (3,100,275)  (68,273,412)  (62,632,767)  (2,977,070)  (3,665,378)
   Contract
    maintenance
    charges..........     (36,508)     (34,382)     (613,768)     (675,198)     (25,455)     (26,803)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --      (539,105)      (86,046)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     524,070     (689,252)  (71,888,135)  (76,802,559)  (3,324,213)  (5,821,619)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        1,600       299,105       109,046           --        2,999
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,631,392    4,634,294   137,829,808    19,090,214    7,281,494     (502,892)
NET ASSETS --
 BEGINNING OF PERIOD.  40,232,884   35,598,590   711,494,680   692,404,466   39,255,450   39,758,342
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $52,864,276  $40,232,884  $849,324,488  $711,494,680  $46,536,944  $39,255,450
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --           309           424           --           --
 Redeemed............          --           --          (801)       (1,039)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --          (492)         (615)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............         149          128            47            58           40           54
 Redeemed............        (144)        (141)         (123)         (181)         (64)        (103)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           5          (13)          (76)         (123)         (24)         (49)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                               GROWTH*                    INDEX*                    VALUE PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (289,445) $  (182,344) $ (1,933,458) $   (979,275) $ (3,832,576) $   (437,082)
 Net realized gain
   (loss) on
   investments.......   4,296,554    1,590,786    12,806,570    (2,334,603)   11,803,499    (2,141,118)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   6,267,747   10,431,662    92,480,763    49,751,851   121,003,596    68,424,769
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  10,274,856   11,840,104   103,353,875    46,437,973   128,974,519    65,846,569
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  11,209,829    8,849,499    29,937,453    27,187,641    24,776,824    26,778,620
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   2,563,649    1,829,230    (6,503,120)  (16,694,384)  (23,569,665)  (31,042,565)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,856,793)  (5,165,047)  (27,868,335)  (22,949,273)  (37,209,914)  (34,975,014)
   Contract
    maintenance
    charges..........     (55,186)     (49,718)     (280,185)     (291,224)     (368,726)     (395,602)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   6,861,499    5,463,964    (4,714,187)  (12,747,240)  (36,371,481)  (39,634,561)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        3,397        (4,000)       11,999       (34,000)       11,000
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  17,136,355   17,307,465    98,635,688    33,702,732    92,569,038    26,223,008
NET ASSETS --
 BEGINNING OF PERIOD.  80,382,828   63,075,363   336,232,062   302,529,330   426,233,391   400,010,383
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $97,519,183  $80,382,828  $434,867,750  $336,232,062  $518,802,429  $426,233,391
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         153          159           359           363           188           212
 Redeemed............        (110)        (120)         (388)         (455)         (373)         (464)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          43           39           (29)          (92)         (185)         (252)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                MARKET*                    GROWTH*                MID CAP GROWTH*
                      --------------------------  ------------------------  --------------------------
                          2013          2012          2013         2012         2013          2012
                      ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (1,085,947) $ (1,209,261) $  (197,632) $  (174,134) $ (3,139,943) $ (1,703,813)
 Net realized gain
   (loss) on
   investments.......       (7,924)       (4,881)   8,511,173    2,650,762    20,415,163     9,703,247
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        8,573         5,689    1,238,635    1,648,294    60,428,698     5,359,705
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,085,298)   (1,208,453)   9,552,176    4,124,922    77,703,918    13,359,139
                      ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   33,596,471    27,121,855    2,337,911    2,915,746    30,155,363    34,261,350
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (20,823,221)  (15,369,412)  (2,649,040)  (2,074,517)  (18,259,808)   (6,364,911)
   Redemptions for
    contract
    benefits and
    terminations.....  (19,780,508)  (20,891,537)  (3,461,400)  (3,428,394)  (14,932,738)  (13,219,575)
   Contract
    maintenance
    charges..........     (113,628)     (115,488)     (25,665)     (28,629)     (195,010)     (176,626)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      222,018        52,521           --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,898,868)   (9,202,061)  (3,798,194)  (2,615,794)   (3,232,193)   14,500,238
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (647,017)       14,479           --          491            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,631,183)  (10,396,035)   5,753,982    1,509,619    74,471,725    27,859,377
NET ASSETS --
 BEGINNING OF PERIOD.   95,272,642   105,668,677   38,861,269   37,351,650   215,646,092   187,786,715
                      ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 86,641,459  $ 95,272,642  $44,615,251  $38,861,269  $290,117,817  $215,646,092
                      ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............       11,886         7,547           --           --            --            --
 Redeemed............      (11,667)       (7,511)          --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          219            36           --           --            --            --
                      ============  ============  ===========  ===========  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............       53,704        26,804           34           55           246           418
 Redeemed............      (52,046)      (25,325)         (56)         (73)         (265)         (330)
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........        1,658         1,479          (22)         (18)          (19)           88
                      ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/MUTUAL LARGE           EQ/OPPENHEIMER       EQ/PIMCO GLOBAL
                             CAP EQUITY*                 GLOBAL*          REAL RETURN*(B)
                      ------------------------  ------------------------  ---------------
                          2013         2012         2013         2012          2013
                      -----------  -----------  -----------  -----------  ---------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (171,615) $    12,933  $   905,917  $  (221,159)   $   (7,355)
 Net realized gain
   (loss) on
   investments.......   2,442,450      758,304    3,273,973    1,418,001       (12,237)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,676,162    2,434,742   12,421,497    8,489,212       (34,965)
                      -----------  -----------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,946,997    3,205,979   16,601,387    9,686,054       (54,557)
                      -----------  -----------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,909,188    2,156,206   10,573,506    8,087,992       937,413
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,001,654)  (2,451,369)   5,574,620   (1,161,003)    1,522,249
   Redemptions for
    contract
    benefits and
    terminations.....  (2,434,815)  (2,586,497)  (5,052,772)  (3,985,829)      (25,019)
   Contract
    maintenance
    charges..........     (34,067)     (35,851)     (53,811)     (46,199)         (116)
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (2,561,348)  (2,917,511)  11,041,543    2,894,961     2,434,527
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --         1,000
                      -----------  -----------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,385,649      288,468   27,642,930   12,581,015     2,380,970
NET ASSETS --
 BEGINNING OF PERIOD.  26,271,243   25,982,775   62,008,620   49,427,605            --
                      -----------  -----------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $30,656,892  $26,271,243  $89,651,550  $62,008,620    $2,380,970
                      ===========  ===========  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          27           30          205          167            32
 Redeemed............         (53)         (61)        (117)        (137)           (7)
                      -----------  -----------  -----------  -----------    ----------
 Net Increase
   (Decrease)........         (26)         (31)          88           30            25
                      ===========  ===========  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/PIMCO ULTRA                EQ/QUALITY                   EQ/SMALL
                              SHORT BOND*                 BOND PLUS*                COMPANY INDEX*
                      --------------------------  --------------------------  --------------------------
                          2013          2012          2013          2012          2013          2012
                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (592,396) $   (831,963) $ (1,089,015) $   (902,507) $   (613,817) $    468,297
 Net realized gain
   (loss) on
   investments.......       71,681        87,758    (2,120,239)   (2,613,240)   32,785,817    14,234,391
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)    1,055,818    (1,003,201)    5,312,570    35,001,163     9,611,442
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,288,251)      311,613    (4,212,455)    1,796,823    67,173,163    24,314,130
                      ------------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,844,706    11,813,894     6,981,330     7,926,442    16,417,578    15,862,173
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,327,364)   (6,967,452)   (6,614,894)   (7,598,123)   (7,690,501)  (11,923,075)
   Redemptions for
    contract
    benefits and
    terminations.....  (13,288,433)  (13,862,469)  (13,065,799)  (14,006,494)  (15,465,824)  (13,326,787)
   Contract
    maintenance
    charges..........      (90,209)     (105,200)      (97,510)     (121,783)     (154,248)     (161,393)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....           --            --        11,607        (7,105)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,861,300)   (9,121,227)  (12,785,266)  (13,807,063)   (6,892,995)   (9,549,082)
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (111,606)      150,961      (281,000)           --
                      ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,149,551)   (8,809,614)  (17,109,327)  (11,859,279)   59,999,168    14,765,048
NET ASSETS --
 BEGINNING OF PERIOD.  115,188,446   123,998,060   125,743,903   137,603,182   190,857,941   176,092,893
                      ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $107,038,895  $115,188,446  $108,634,576  $125,743,903  $250,857,109  $190,857,941
                      ============  ============  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           --             3            48            56            --            --
 Redeemed............           --            (3)         (104)         (116)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........           --            --           (56)          (60)           --            --
                      ============  ============  ============  ============  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............          219           223            28            32           145           201
 Redeemed............         (285)         (304)          (51)          (50)         (176)         (241)
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (66)          (81)          (23)          (18)          (31)          (40)
                      ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/T. ROWE PRICE             EQ/TEMPLETON                 EQ/UBS
                             GROWTH STOCK*             GLOBAL EQUITY*           GROWTH & INCOME*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (3,095,859) $ (2,357,755) $  (181,562) $    22,081  $   (60,886) $   (88,273)
 Net realized gain
   (loss) on
   investments.......   17,307,825    12,264,853    1,813,140    1,474,559    2,064,488    1,804,301
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   62,935,103    16,903,157    7,374,660    3,755,690    4,281,619      341,316
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   77,147,069    26,810,255    9,006,238    5,252,330    6,285,221    2,057,344
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   31,395,920    26,312,793    4,739,311    4,337,054    1,284,954    1,287,843
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....      587,195    14,123,257      (99,800)  (1,460,613)     253,995   (1,853,562)
   Redemptions for
    contract
    benefits and
    terminations.....  (15,774,617)  (12,107,073)  (3,003,169)  (2,603,134)  (1,640,012)  (1,386,645)
   Contract
    maintenance
    charges..........     (181,247)     (155,800)     (46,193)     (44,257)     (14,741)     (15,264)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   16,027,251    28,173,177    1,590,149      229,050     (115,804)  (1,967,628)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (18,000)       5,999           --           --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   93,174,320    54,983,432   10,578,387    5,487,379    6,169,417       89,716
NET ASSETS --
 BEGINNING OF PERIOD.  204,880,784   149,897,352   34,851,704   29,364,325   18,984,758   18,895,042
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $298,055,104  $204,880,784  $45,430,091  $34,851,704  $25,154,175  $18,984,758
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          411           553           79           80           48           40
 Redeemed............         (293)         (307)         (64)         (76)         (49)         (56)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          118           246           15            4           (1)         (16)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  FIDELITY(R) VIP
                            EQ/WELLS FARGO              FIDELITY(R) VIP            EQUITY-INCOME
                             OMEGA GROWTH*          CONTRAFUND(R) PORTFOLIO          PORTFOLIO
                      --------------------------  --------------------------  ----------------------
                          2013          2012          2013          2012         2013        2012
                      ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (2,088,745) $ (1,525,010) $   (571,808) $     85,658  $   48,657  $   38,831
 Net realized gain
   (loss) on
   investments.......   49,211,854    10,559,525     4,686,799     1,397,507     299,174     104,910
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880     9,709,315    40,213,569    11,049,882     277,209       9,887
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   51,900,989    18,743,830    44,328,560    12,533,047     625,040     153,628
                      ------------  ------------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   13,082,882    11,000,842    34,326,361    28,754,031   1,361,437   1,035,046
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   14,237,882    14,917,968    12,742,662    24,475,461     288,131      82,176
   Redemptions for
    contract
    benefits and
    terminations.....  (13,014,491)   (9,399,165)   (7,637,882)   (5,042,291)   (122,876)    (17,021)
   Contract
    maintenance
    charges..........      (62,598)      (59,028)     (117,936)      (75,329)     (4,559)     (2,883)
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   14,243,675    16,460,617    39,313,205    48,111,872   1,522,133   1,097,318
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (30,000)           --        (4,710)        4,000       9,910          90
                      ------------  ------------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   66,114,664    35,204,447    83,637,055    60,648,919   2,157,083   1,251,036
NET ASSETS --
 BEGINNING OF PERIOD.  131,547,810    96,343,363   131,738,109    71,089,190   1,910,924     659,888
                      ------------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $197,662,474  $131,547,810  $215,375,164  $131,738,109  $4,068,007  $1,910,924
                      ============  ============  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          349           401            --            --          --          --
 Redeemed............         (247)         (264)           --            --          --          --
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........          102           137            --            --          --          --
                      ============  ============  ============  ============  ==========  ==========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............           --            --           461           551          13          12
 Redeemed............           --            --          (176)         (145)         (3)         (1)
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........           --            --           285           406          10          11
                      ============  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                      FIDELITY(R) VIP MID CAP      GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                             PORTFOLIO            MID CAP VALUE FUND         DIVIDEND FUND
                      -----------------------  ------------------------  -----------------------
                          2013        2012         2013         2012        2013         2012
                      -----------  ----------  -----------  -----------   ----------   --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (99,284) $  (40,312) $   (90,514) $     8,742  $   28,313    $  4,549
 Net realized gain
   (loss) on
   investments.......   1,869,590     625,823    2,912,645      283,210      86,544       4,909
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,598,294      46,597    1,694,387      717,132     305,555      46,080
                      -----------  ----------  -----------  -----------   ----------   --------
 Net increase
   (decrease) in
   net assets from
   operations........   3,368,600     632,108    4,516,518    1,009,084     420,412      55,538
                      -----------  ----------  -----------  -----------   ----------   --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   4,983,970   3,139,570    4,694,056    1,956,864   1,824,672     474,790
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     245,765     (44,825)   4,746,779    4,377,840     630,286      55,707
   Redemptions for
    contract
    benefits and
    terminations.....    (226,140)   (119,293)    (840,714)    (254,616)    (48,026)       (897)
   Contract
    maintenance
    charges..........     (20,749)    (12,576)     (10,800)      (5,506)     (1,488)       (308)
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,982,846   2,962,876    8,589,321    6,074,582   2,405,444     529,292
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........       2,500          --        4,300          366         275          (7)
                      -----------  ----------  -----------  -----------   ----------   --------

INCREASE (DECREASE)
 IN NET ASSETS.......   8,353,946   3,594,984   13,110,139    7,084,032   2,826,131     584,823
NET ASSETS --
 BEGINNING OF PERIOD.   7,525,413   3,930,429   10,956,971    3,872,939     723,842     139,019
                      -----------  ----------  -----------  -----------   ----------   --------

NET ASSETS -- END
 OF PERIOD........... $15,879,359  $7,525,413  $24,067,110  $10,956,971  $3,549,973    $723,842
                      ===========  ==========  ===========  ===========   ==========   ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............          --          --           --           --          21           7
 Redeemed............          --          --           --           --          (3)         (1)
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           --           --          18           6
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............          48          34           --           --          --          --
 Redeemed............          (9)         (6)          --           --          --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          39          28           --           --          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          --          --          117          109          --          --
 Redeemed............          --          --          (46)         (48)         --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           71           61          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         INVESCO V.I. GLOBAL          INVESCO V.I.        INVESCO V.I. INTERNATIONAL
                          REAL ESTATE FUND           HIGH YIELD FUND             GROWTH FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ 1,055,060  $  (147,881) $   674,321  $   397,542  $   (29,800)  $    35,486
 Net realized gain
   (loss) on
   investments.......   2,676,086      148,463      283,984      280,971      705,429       (14,570)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,681,238)   4,461,501     (112,270)     275,451    3,468,967     1,727,011
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net increase
   (decrease) in
   net assets from
   operations........      49,908    4,462,083      846,035      953,964    4,144,596     1,747,927
                      -----------  -----------  -----------  -----------  -----------   -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   8,532,225    4,680,508    4,780,415    3,287,676    5,838,937     4,336,655
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   5,710,441   10,571,632    2,355,656    6,155,761    3,273,120     5,396,176
   Redemptions for
    contract
    benefits and
    terminations.....  (2,325,594)  (1,473,678)  (1,295,992)    (459,156)  (1,096,998)     (410,410)
   Contract
    maintenance
    charges..........     (20,324)     (11,819)      (9,103)      (3,301)     (20,871)      (14,367)
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  11,896,748   13,766,643    5,830,976    8,980,980    7,994,188     9,308,054
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        (320)          --          (73)          73          942            57
                      -----------  -----------  -----------  -----------  -----------   -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  11,946,336   18,228,726    6,676,938    9,935,017   12,139,726    11,056,038
NET ASSETS --
 BEGINNING OF PERIOD.  30,274,641   12,045,915   12,652,335    2,717,318   19,462,685     8,406,647
                      -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END
 OF PERIOD........... $42,220,977  $30,274,641  $19,329,273  $12,652,335  $31,602,411   $19,462,685
                      ===========  ===========  ===========  ===========  ===========   ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............         212          182          101          140          112           118
 Redeemed............        (123)         (63)         (49)         (53)         (41)          (22)
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase
   (Decrease)........          89          119           52           87           71            96
                      ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                          CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                      -----------------------  ----------------------  ------------------------
                          2013        2012        2013        2012         2013         2012
                      -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (83,986) $ (111,710) $  (77,418) $  (54,923) $  (347,995) $  (246,487)
 Net realized gain
   (loss) on
   investments.......   1,057,592      22,478     566,785      33,741    1,262,404   (1,399,861)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,719,961     788,581   1,345,798     509,778    5,150,959    1,566,061
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,693,567     699,349   1,835,165     488,596    6,065,368      (80,287)
                      -----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,722,261   1,621,303     960,898     824,644    4,967,292    4,330,568
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (101,191)  1,074,583     569,870    (118,408)   2,922,046    2,742,353
   Redemptions for
    contract
    benefits and
    terminations.....    (770,351)   (640,132)   (497,650)   (297,470)  (1,886,894)  (1,380,879)
   Contract
    maintenance
    charges..........      (6,944)     (5,725)     (3,318)     (2,743)     (16,922)     (11,933)
                      -----------  ----------  ----------  ----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     843,775   2,050,029   1,029,800     406,023    5,985,522    5,680,109
                      -----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   3,537,342   2,749,378   2,864,965     894,619   12,050,890    5,599,822
NET ASSETS --
 BEGINNING OF PERIOD.   9,766,482   7,017,104   4,644,284   3,749,665   21,722,165   16,122,343
                      -----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $13,303,824  $9,766,482  $7,509,249  $4,644,284  $33,773,055  $21,722,165
                      ===========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          --          --          --          --          129          123
 Redeemed............          --          --          --          --          (84)         (71)
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........          --          --          --          --           45           52
                      ===========  ==========  ==========  ==========  ===========  ===========

UNIT ACTIVITY
SERIES II
 Issued..............          26          39          21          18           --           --
 Redeemed............         (18)        (21)        (13)        (16)          --           --
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........           8          18           8           2           --           --
                      ===========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          IVY FUNDS VIP HIGH       IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                INCOME                    GROWTH                  CAP GROWTH
                      -------------------------  ------------------------  -----------------------
                          2013          2012         2013         2012         2013        2012
                      ------------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  4,027,725  $ 2,591,540  $  (593,783) $  (216,772) $   (94,561) $  (56,615)
 Net realized gain
   (loss) on
   investments.......    3,314,379      225,052    2,137,440    1,529,477      468,301     199,026
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    2,300,157    5,955,479    9,712,670      151,104    2,211,836    (172,860)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    9,642,261    8,772,071   11,256,327    1,463,809    2,585,576     (30,449)
                      ------------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   25,292,633   14,953,394   10,345,803    4,946,843    1,304,395   1,139,167
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   18,802,765   35,243,259   16,834,213   16,260,377    1,197,447   1,774,045
   Redemptions for
    contract
    benefits and
    terminations.....   (8,070,773)  (3,891,371)  (2,652,925)    (947,975)    (380,761)   (107,620)
   Contract
    maintenance
    charges..........      (57,205)     (30,061)     (23,036)      (7,066)      (5,198)     (3,101)
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   35,967,420   46,275,221   24,504,055   20,252,179    2,115,883   2,802,491
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        2,042          457        3,096        4,404           --          --
                      ------------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   45,611,723   55,047,749   35,763,478   21,720,392    4,701,459   2,772,042
NET ASSETS --
 BEGINNING OF PERIOD.   88,396,129   33,348,380   27,512,718    5,792,326    5,529,099   2,757,057
                      ------------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $134,007,852  $88,396,129  $63,276,196  $27,512,718  $10,230,558  $5,529,099
                      ============  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          473          498          309          259           52          50
 Redeemed............         (207)        (116)         (92)         (50)         (33)        (22)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net Increase
   (Decrease)........          266          382          217          209           19          28
                      ============  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          LAZARD RETIREMENT
                           EMERGING MARKETS         MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                           EQUITY PORTFOLIO           VALUE PORTFOLIO         GROWTH STOCK SERIES
                      -------------------------  -------------------------  ----------------------
                          2013          2012         2013          2012        2013        2012
                      ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    289,242  $   495,355  $    172,573  $   105,917  $  (58,604) $  (44,473)
 Net realized gain
   (loss) on
   investments.......      463,045     (329,161)    3,287,328      171,021     654,673     339,525
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,070,440)  11,761,140    16,997,406    5,864,928   1,193,773     236,991
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,318,153)  11,927,334    20,457,307    6,141,866   1,789,842     532,043
                      ------------  -----------  ------------  -----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   22,500,829   17,206,069    21,060,894   12,148,835   1,456,422   1,322,332
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   10,320,483   20,577,756    26,392,706   15,897,187     686,160   1,297,442
   Redemptions for
    contract
    benefits and
    terminations.....   (5,924,011)  (3,946,053)   (4,641,528)  (2,154,893)   (435,965)   (280,946)
   Contract
    maintenance
    charges..........      (74,095)     (51,141)      (60,988)     (35,266)     (5,710)     (3,176)
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   26,823,206   33,786,631    42,751,084   25,855,863   1,700,907   2,335,652
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (20,000)          --         2,460        4,040          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   24,485,053   45,713,965    63,210,851   32,001,769   3,490,749   2,867,695
NET ASSETS --
 BEGINNING OF PERIOD.   91,664,934   45,950,969    61,848,140   29,846,371   5,419,376   2,551,681
                      ------------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END
OF PERIOD............ $116,149,987  $91,664,934  $125,058,991  $61,848,140  $8,910,125  $5,419,376
                      ============  ===========  ============  ===========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --           --           411          313          25          28
 Redeemed............           --           --          (101)         (87)        (13)        (10)
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........           --           --           310          226          12          18
                      ============  ===========  ============  ===========  ==========  ==========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          460          491            --           --          --          --
 Redeemed............         (212)        (163)           --           --          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........          248          328            --           --          --          --
                      ============  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          MFS(R) INVESTORS         MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                            TRUST SERIES               PORTFOLIO                  SERIES
                      -----------------------  ------------------------  ------------------------
                          2013        2012         2013         2012         2013         2012
                      -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (25,532) $  (22,130) $  (289,397) $  (195,871) $   542,833  $ 1,767,985
 Net realized gain
   (loss) on
   investments.......     675,559     111,930    1,324,188      669,975    3,354,016      255,076
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,663,409     609,816    5,807,433      821,345    5,056,571    1,559,970
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,313,436     699,616    6,842,224    1,295,449    8,953,420    3,583,031
                      -----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,389,648     913,000    3,953,354    3,150,132   10,757,886    7,328,209
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   1,169,146   1,425,684    2,394,705    5,332,127    8,492,170   11,757,394
   Redemptions for
    contract
    benefits and
    terminations.....    (425,672)   (189,917)  (1,279,352)    (865,131)  (3,070,037)  (1,691,164)
   Contract
    maintenance
    charges..........      (5,637)     (4,334)     (12,031)      (7,491)     (25,481)     (13,172)
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   2,127,485   2,144,433    5,056,676    7,609,637   16,154,538   17,381,267
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         401          66        1,482        1,521        1,000          (42)
                      -----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,441,322   2,844,115   11,900,382    8,906,607   25,108,958   20,964,256
NET ASSETS --
 BEGINNING OF PERIOD.   6,232,141   3,388,026   18,531,112    9,624,505   41,304,735   20,340,479
                      -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $10,673,463  $6,232,141  $30,431,494  $18,531,112  $66,413,693  $41,304,735
                      ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............          35          28           89          119          207          230
 Redeemed............         (19)        (10)         (56)         (62)         (94)         (89)
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          16          18           33           57          113          141
                      ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             MULTIMANAGER                MULTIMANAGER               MULTIMANAGER
                          AGGRESSIVE EQUITY*              CORE BOND*            INTERNATIONAL EQUITY*
                      --------------------------  --------------------------  ------------------------
                          2013          2012          2013          2012          2013         2012
                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (4,230,234) $ (3,488,394) $    427,807  $  1,101,870  $   (56,309) $    64,940
 Net realized gain
   (loss) on
   investments.......   11,241,524    (2,301,002)   (2,397,539)    7,591,554    2,432,375   (2,270,141)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  171,183,649    73,343,611    (3,270,201)   (3,432,859)   6,367,604   10,243,045
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  178,194,939    67,554,215    (5,239,933)    5,260,565    8,743,670    8,037,844
                      ------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   12,673,281    15,027,084    18,819,619    15,443,303    3,350,490    3,838,556
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (22,450,416)  (26,975,309)  (10,238,427)   18,899,386   (2,697,617)  (4,098,841)
   Redemptions for
    contract
    benefits and
    terminations.....  (53,538,927)  (49,018,163)  (13,752,062)  (13,926,209)  (4,866,507)  (5,210,469)
   Contract
    maintenance
    charges..........     (496,076)     (542,767)     (105,942)      (88,650)     (43,127)     (48,845)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....     (201,648)        6,062            --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (64,013,786)  (61,503,093)   (5,276,812)   20,327,830   (4,256,761)  (5,519,599)
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      194,100      (190,369)     (170,000)           --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  114,375,253     5,860,753   (10,686,745)   25,588,395    4,486,909    2,518,245
NET ASSETS --
 BEGINNING OF PERIOD.  525,292,221   519,431,468   145,643,149   120,054,754   55,008,634   52,490,389
                      ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $639,667,474  $525,292,221  $134,956,404  $145,643,149  $59,495,543  $55,008,634
                      ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          352           453            --            --           --           --
 Redeemed............         (975)       (1,144)           --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (623)         (691)           --            --           --           --
                      ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............           37            21           275           354           41           57
 Redeemed............          (57)          (56)         (314)         (213)         (74)        (104)
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          (20)          (35)          (39)          141          (33)         (47)
                      ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         MULTIMANAGER LARGE        MULTIMANAGER LARGE       MULTIMANAGER MID CAP
                          CAP CORE EQUITY*             CAP VALUE*                  GROWTH*
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (88,304) $   (91,234) $   120,144  $   (41,683) $  (946,053) $  (835,072)
 Net realized gain
   (loss) on
   investments.......   1,059,337     (152,461)   3,891,147      (60,633)  27,373,563    1,271,611
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170    1,812,989   10,080,962    6,509,135   (2,872,285)   7,954,264
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   3,750,203    1,569,294   14,092,253    6,406,819   23,555,225    8,390,803
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     536,566      584,393    2,867,732    3,163,236    3,339,795    3,471,945
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (968,940)  (1,146,630)  (2,208,901)  (4,477,644)    (449,348)  (5,200,480)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,180,849)  (1,362,693)  (5,227,399)  (4,438,056)  (5,996,419)  (5,422,645)
   Contract
    maintenance
    charges..........     (10,112)     (11,129)     (45,619)     (48,149)     (51,906)     (56,436)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (1,623,335)  (1,936,059)  (4,614,187)  (5,800,613)  (3,157,878)  (7,207,616)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --        1,999           --           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,126,868     (366,765)   9,478,066      608,205   20,397,347    1,183,187
NET ASSETS --
 BEGINNING OF PERIOD.  12,250,116   12,616,881   48,064,853   47,456,648   63,011,061   61,827,874
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $14,376,984  $12,250,116  $57,542,919  $48,064,853  $83,408,408  $63,011,061
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           7           11           34           37           66           51
 Redeemed............         (19)         (28)         (63)         (83)         (88)        (113)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (12)         (17)         (29)         (46)         (22)         (62)
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER MID CAP        MULTIMANAGER MULTI-        MULTIMANAGER SMALL
                               VALUE*                  SECTOR BOND*                CAP GROWTH*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (592,452) $  (528,289) $  2,435,575  $  1,211,251  $  (611,499) $  (524,360)
 Net realized gain
   (loss) on
   investments.......   6,884,486    3,430,720    (1,713,016)   (3,857,061)   5,730,060    3,444,844
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  12,272,198    4,337,914    (3,311,677)    7,321,493   12,417,329      876,022
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  18,564,232    7,240,345    (2,589,118)    4,675,683   17,535,890    3,796,506
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   2,932,547    3,096,134     8,596,790     9,626,149    2,743,463    3,035,407
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,081,254)  (5,120,682)   (6,244,412)      156,127    3,249,112   (3,894,095)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,338,632)  (5,369,795)  (12,241,597)  (13,422,265)  (3,931,112)  (3,458,287)
   Contract
    maintenance
    charges..........     (40,369)     (42,628)      (96,153)     (116,997)     (38,036)     (40,902)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --        45,265            --           --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (5,527,708)  (7,436,971)   (9,940,107)   (3,756,986)   2,023,427   (4,357,877)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --      (110,265)           --     (169,640)    (162,859)
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  13,036,524     (196,626)  (12,639,490)      918,697   19,389,677     (724,230)
NET ASSETS --
 BEGINNING OF PERIOD.  56,933,299   57,129,925   119,889,972   118,971,275   38,605,111   39,329,341
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $69,969,823  $56,933,299  $107,250,482  $119,889,972  $57,994,788  $38,605,111
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            61            87           --           --
 Redeemed............          --           --          (105)         (113)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           (44)          (26)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............          54           49            66            81          104           47
 Redeemed............         (85)        (103)          (91)          (70)         (91)         (85)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (31)         (54)          (25)           11           13          (38)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER SMALL CAP           MULTIMANAGER           OPPENHEIMER MAIN
                                VALUE*                    TECHNOLOGY*           STREET FUND(R)/VA
                      --------------------------  --------------------------  --------------------
                          2013          2012          2013          2012         2013       2012
                      ------------  ------------  ------------  ------------  ----------  --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (952,625) $   (771,691) $ (1,567,328) $ (1,517,878) $   (1,160) $ (1,555)
 Net realized gain
   (loss) on
   investments.......   12,777,914      (486,313)   11,632,879    11,109,883      21,662     5,114
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   32,850,420    17,044,669    25,961,864     3,284,283     194,211    36,010
                      ------------  ------------  ------------  ------------  ----------  --------
 Net increase
   (decrease) in
   net assets from
   operations........   44,675,709    15,786,665    36,027,415    12,876,288     214,713    39,569
                      ------------  ------------  ------------  ------------  ----------  --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    6,463,555     7,220,365     6,620,369     7,079,708     399,525   286,306
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,705,212)   (9,164,967)   (8,197,010)   (4,585,464)      6,143    12,797
   Redemptions for
    contract
    benefits and
    terminations.....  (10,271,261)   (9,075,254)  (10,576,988)   (9,689,190)    (13,595)   (4,587)
   Contract
    maintenance
    charges..........     (108,534)     (114,594)      (88,668)      (97,762)     (1,168)     (718)
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,621,452)  (11,134,450)  (12,242,297)   (7,292,708)    390,905   293,798
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (171,000)           --       (36,500)        2,001          --        --
                      ------------  ------------  ------------  ------------  ----------  --------

INCREASE (DECREASE)
 IN NET ASSETS.......   35,883,257     4,652,215    23,748,618     5,585,581     605,618   333,367
NET ASSETS --
 BEGINNING OF PERIOD.  112,241,323   107,589,108   113,714,654   108,129,073     520,984   187,617
                      ------------  ------------  ------------  ------------  ----------  --------

NET ASSETS -- END
 OF PERIOD........... $148,124,580  $112,241,323  $137,463,272  $113,714,654  $1,126,602  $520,984
                      ============  ============  ============  ============  ==========  ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           93            58           184           264          --        --
 Redeemed............         (130)         (125)         (274)         (323)         --        --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........          (37)          (67)          (90)          (59)         --        --
                      ============  ============  ============  ============  ==========  ========

UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --            --            --            --           4         2
 Redeemed............           --            --            --            --          (1)       --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........           --            --            --            --           3         2
                      ============  ============  ============  ============  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          PIMCO COMMODITY
                          REAL RETURN(R)             TARGET 2015               TARGET 2025
                        STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                      ----------------------  ------------------------  ------------------------
                         2013        2012         2013         2012         2013         2012
                      ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   15,498  $   37,362  $    28,438  $    15,078  $    38,999  $    56,750
 Net realized gain
   (loss) on
   investments.......   (326,564)     27,914    1,690,050      898,736    1,936,345    1,728,800
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (407,272)     12,335    1,101,423    1,054,067    4,521,261    1,647,156
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   (718,338)     77,611    2,819,911    1,967,881    6,496,605    3,432,706
                      ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,998,721   1,695,187    2,575,028    2,344,836    5,503,544    4,920,997
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (46,397)    (26,366)     604,895   (1,205,162)   1,368,618      315,095
   Redemptions for
    contract
    benefits and
    terminations.....    (80,572)    (36,168)  (3,003,531)  (2,090,067)  (2,644,152)  (2,668,020)
   Contract
    maintenance
    charges..........     (5,583)     (3,507)     (14,864)     (16,259)     (41,197)     (40,610)
                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,866,169   1,629,146      161,528     (966,652)   4,186,813    2,527,462
                      ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  1,147,831   1,706,757    2,981,439    1,001,229   10,683,418    5,960,168
NET ASSETS --
 BEGINNING OF PERIOD.  3,633,111   1,926,354   22,219,602   21,218,373   34,950,913   28,990,745
                      ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $4,780,942  $3,633,111  $25,201,041  $22,219,602  $45,634,331  $34,950,913
                      ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         --          --           61           41           86           80
 Redeemed............         --          --          (58)         (50)         (52)         (53)
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         --          --            3           (9)          34           27
                      ==========  ==========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
ADVISOR CLASS
 Issued..............         26          18           --           --           --           --
 Redeemed............         (9)         (3)          --           --           --           --
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         17          15           --           --           --           --
                      ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                             ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    29,566  $    63,625  $    21,348  $    59,276  $   768,542  $   518,045
 Net realized gain
   (loss) on
   investments.......   1,872,666    1,500,212    1,499,713      981,395      103,482      (13,911)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,869,717    1,657,887    4,008,208    1,392,928     (792,538)     845,379
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,771,949    3,221,724    5,529,269    2,433,599       79,486    1,349,513
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,729,263    5,128,691    5,001,819    4,180,394   10,620,063    6,693,387
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     342,590      138,295      (82,593)     181,920    1,157,803    1,136,396
   Redemptions for
    contract
    benefits and
    terminations.....  (1,917,229)  (1,477,997)  (1,155,560)  (1,063,167)    (399,741)    (119,874)
   Contract
    maintenance
    charges..........     (64,940)     (63,261)     (62,665)     (58,470)     (27,623)     (15,445)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,089,684    3,725,728    3,701,001    3,240,677   11,350,502    7,694,464
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (10,000)          --          500           --          110           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  10,851,633    6,947,452    9,230,770    5,674,276   11,430,098    9,043,977
NET ASSETS --
 BEGINNING OF PERIOD.  30,836,990   23,889,538   21,756,102   16,081,826   15,646,864    6,602,887
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $41,688,623  $30,836,990  $30,986,872  $21,756,102  $27,076,962  $15,646,864
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          69           73           66           58           --           --
 Redeemed............         (31)         (36)         (34)         (24)          --           --
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          38           37           32           34           --           --
                      ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
CLASS 2
 Issued..............          --           --           --           --          122           78
 Redeemed............          --           --           --           --          (25)          (8)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           --           --           97           70
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       VAN ECK VIP GLOBAL
                                                        HARD ASSETS FUND
                                                    ------------------------
                                                        2013         2012
                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (131,617) $   (56,335)
 Net realized gain (loss) on investments...........    (175,575)      42,514
 Change in unrealized appreciation (depreciation)
   of investments..................................   1,762,505       84,178
                                                    -----------  -----------
 Net increase (decrease) in net assets from
   operations......................................   1,455,313       70,357
                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........   2,937,041    2,788,671
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....   1,514,132    5,561,675
   Redemptions for contract benefits and
    terminations...................................  (1,155,708)    (818,326)
   Contract maintenance charges....................      (8,159)      (5,375)
                                                    -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions.....................   3,287,306    7,526,645
                                                    -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A.............       2,200           --
                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................   4,744,819    7,597,002
NET ASSETS -- BEGINNING OF PERIOD..................  13,911,139    6,314,137
                                                    -----------  -----------

NET ASSETS -- END OF PERIOD........................ $18,655,958  $13,911,139
                                                    ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued............................................         109          138
 Redeemed..........................................         (71)         (50)
                                                    -----------  -----------
 Net Increase (Decrease)...........................          38           88
                                                    ===========  ===========  =

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 8, 2012.
(b)Units were made available on May 20, 2013.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Emerging Markets Equity Plus
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/High Yield Bond Portfolio
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Invesco Comstock/(1)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/Van Kampen Comstock

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        SALES
                                                  -------------   ------------
All Asset Aggressive-Alt 25...................... $ 1,291,344     $  155,001
All Asset Growth-Alt 20..........................  16,087,827      7,198,975
All Asset Moderate Growth-Alt 15.................     484,395        110,298
American Century VP Mid Cap Value Fund...........   4,521,935        709,806
American Funds Insurance Series(R) Bond Fund/SM/.   1,523,139         65,729

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES          SALES
                                                --------------   --------------
AXA Aggressive Allocation...................... $112,299,120     $ 76,237,065
AXA Balanced Strategy..........................   29,590,416        6,231,283
AXA Conservative Allocation....................   35,999,775       38,131,930
AXA Conservative Growth Strategy...............    6,847,944        2,679,468
AXA Conservative Strategy......................    4,011,122        1,431,199
AXA Conservative-Plus Allocation...............   50,780,425       37,417,024
AXA Growth Strategy............................       37,204          219,406
AXA Moderate Allocation........................  210,566,297      206,880,917
AXA Moderate Growth Strategy...................   12,056,624        2,962,252
AXA Moderate-Plus Allocation...................  193,424,284      147,786,775
AXA Tactical Manager 400.......................    3,759,631        1,946,656
AXA Tactical Manager 500.......................   10,092,362        8,085,597
AXA Tactical Manager 2000......................    3,586,296        2,433,418
AXA Tactical Manager International.............    2,998,860        1,279,766
EQ/AllianceBernstein Dynamic Wealth Strategies.    4,277,648          577,984
EQ/AllianceBernstein Small Cap Growth..........   79,828,338       73,715,051
EQ/AXA Franklin Small Cap Value Core...........    6,389,971        7,013,753
EQ/BlackRock Basic Value Equity................   99,328,902       89,508,536
EQ/Boston Advisors Equity Income...............   38,255,687       15,510,560
EQ/Calvert Socially Responsible................    5,205,939        4,416,391
EQ/Capital Guardian Research...................   16,315,264       27,680,066
EQ/Common Stock Index..........................   85,014,007      288,252,561
EQ/Core Bond Index.............................   22,330,479       27,175,605
EQ/Davis New York Venture......................    5,645,630        6,739,217
EQ/Emerging Markets Equity Plus................    1,827,124          619,876
EQ/Equity 500 Index............................  154,181,586      178,033,709
EQ/Equity Growth Plus..........................   30,881,728       58,814,853
EQ/Franklin Core Balanced......................   14,686,937       14,627,599
EQ/Franklin Templeton Allocation...............   11,034,801        9,930,786
EQ/GAMCO Mergers And Acquisitions..............    5,683,889        5,104,383
EQ/GAMCO Small Company Value...................  168,372,088      101,891,845
EQ/Global Bond Plus............................   18,112,580       25,081,359
EQ/Global Multi-Sector Equity..................   47,827,059       76,103,836
EQ/High Yield Bond Portfolio...................    1,228,157          197,070
EQ/Intermediate Government Bond................    7,632,583       19,092,894
EQ/International Core Plus.....................   20,392,524       27,122,223
EQ/International Equity Index..................   50,414,083       79,944,695
EQ/International Value Plus....................   22,913,064       39,888,367
EQ/Invesco Comstock............................   13,975,793        7,793,623
EQ/JPMorgan Value Opportunities................   11,016,748       12,040,311
EQ/Large Cap Core Plus.........................    2,485,330        2,906,920
EQ/Large Cap Growth Index......................   31,052,419       27,414,875
EQ/Large Cap Growth Plus.......................   17,141,606       41,345,465
EQ/Large Cap Value Index.......................   12,195,862       11,549,641
EQ/Large Cap Value Plus........................   54,674,634      128,064,810
EQ/Lord Abbett Large Cap Core..................   13,131,946        9,476,094
EQ/MFS International Growth....................   26,042,804       18,516,558
EQ/Mid Cap Index...............................   55,286,430       61,938,075
EQ/Mid Cap Value Plus..........................   37,978,341       78,206,398
EQ/Money Market................................  111,081,591      119,287,852
EQ/Montag & Caldwell Growth....................   11,418,386        9,529,004
EQ/Morgan Stanley Mid Cap Growth...............   62,633,179       53,050,155
EQ/Mutual Large Cap Equity.....................    3,183,571        5,916,534
EQ/Oppenheimer Global..........................   27,497,807       15,550,347

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                       PURCHASES         SALES
                                                     -------------   -------------
EQ/PIMCO Global Real Return......................... $ 3,066,520     $   638,348
EQ/PIMCO Ultra Short Bond...........................  24,590,041      32,043,737
EQ/Quality Bond Plus................................  13,306,037      27,191,924
EQ/Small Company Index..............................  47,502,168      37,716,080
EQ/T. Rowe Price Growth Stock.......................  56,015,972      43,084,580
EQ/Templeton Global Equity..........................   8,531,524       7,122,937
EQ/UBS Growth & Income..............................   6,943,595       7,120,285
EQ/Wells Fargo Omega Growth.........................  91,293,879      37,162,953
Fidelity(R) VIP Contrafund(R) Portfolio.............  66,088,166      27,290,438
Fidelity(R) VIP Equity-Income Portfolio.............   2,271,634         455,553
Fidelity(R) VIP Mid Cap Portfolio...................   8,012,849       1,354,643
Goldman Sachs VIT Mid Cap Value Fund................  15,988,190       5,692,997
Invesco V.I. Diversified Dividend Fund..............   2,790,329         356,572
Invesco V.I. Global Real Estate Fund................  29,609,222      16,657,414
Invesco V.I. High Yield Fund........................  12,292,322       5,787,025
Invesco V.I. International Growth Fund..............  12,819,988       4,854,600
Invesco V.I. Mid Cap Core Equity Fund...............   4,106,454       2,483,362
Invesco V.I. Small Cap Equity Fund..................   3,140,111       2,121,091
Ivy Funds VIP Energy................................  16,968,735      11,237,234
Ivy Funds VIP High Income...........................  69,504,122      29,506,477
Ivy Funds VIP Mid Cap Growth........................  36,572,661      11,186,501
Ivy Funds VIP Small Cap Growth......................   5,578,552       3,557,230
Lazard Retirement Emerging Markets Equity Portfolio.  51,880,413      24,099,700
MFS(R) International Value Portfolio................  58,383,315      15,454,658
MFS(R) Investors Growth Stock Series................   4,097,205       2,212,180
MFS(R) Investors Trust Series.......................   5,039,398       2,936,945
MFS(R) Technology Portfolio.........................  13,608,870       8,815,822
MFS(R) Utilities Series.............................  32,217,421      14,405,908
Multimanager Aggressive Equity......................  17,522,364      85,747,775
Multimanager Core Bond..............................  42,655,093      47,124,759
Multimanager International Equity...................   6,130,876      10,443,946
Multimanager Large Cap Core Equity..................     933,104       2,644,743
Multimanager Large Cap Value........................   5,864,889      10,358,932
Multimanager Mid Cap Growth.........................  31,898,263      13,723,651
Multimanager Mid Cap Value..........................   9,500,276      15,620,436
Multimanager Multi-Sector Bond......................  20,706,382      28,256,179
Multimanager Small Cap Growth.......................  15,234,897      13,962,469
Multimanager Small Cap Value........................  19,940,457      29,615,534
Multimanager Technology.............................  25,974,718      39,820,843
Oppenheimer Main Street Fund(R)/VA..................     472,018          82,273
PIMCO CommodityRealReturn(R) Strategy Portfolio.....   2,835,825         954,158
Target 2015 Allocation..............................   7,874,148       6,907,445
Target 2025 Allocation..............................  11,210,415       6,257,152
Target 2035 Allocation..............................   9,044,722       4,163,038
Target 2045 Allocation..............................   8,397,562       4,218,536
Templeton Global Bond Securities Fund...............  15,567,482       3,182,989
Van Eck VIP Global Hard Assets Fund.................   9,818,366       6,372,934

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions



   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                              WHEN CHARGE
          CHARGES             IS DEDUCTED               AMOUNT DEDUCTED                   HOW DEDUCTED
           -------            -----------               ---------------                    ------------

Annual Administrative charge  Annual       LOW - $0 depending on the product and      Unit liquidation from
                                           account value.                             account value

                                           HIGH - Depending on account value, $50 if  Unit liquidation from
                                           the account value on the last business     account value
                                           day of the contract year is less than
                                           $100,000.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                       AMOUNT DEDUCTED
                -------                         -----------                       ---------------

Withdrawal Charge                       At time of transaction       LOW - 5% of withdrawals or contributions
                                                                     made in the current and prior five
                                                                     participation years, whichever is less.

                                                                     HIGH - 7% of contributions withdrawn,
                                                                     declining by 1% each contract years
                                                                     following each contribution.

                                                                     Exceptions and limitations may eliminate
                                                                     or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction       $25 set-up fee and $6.25 quarterly
                                                                     recordkeeping fee

Variable Immediate Annuity Payout       At time of transaction       $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value
                                        anniversary

Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                         0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                         0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction
Taxes                                                                and ranges from 0% to 3.5%.



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY
charge                                                               WITH THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT) - 0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater
                                                                     of 6% roll-up to age 85 benefit base, as
                                                                     applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                     the GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit
                                        Anniversary                  account value

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


             AMOUNT DEDUCTED                   HOW DEDUCTED
             ---------------                    ------------

LOW - 5% of withdrawals or contributions   Unit liquidation from
made in the current and prior five         account value
participation years, whichever is less.

HIGH - 7% of contributions withdrawn,
declining by 1% each contract years
following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly         Unit liquidation from
recordkeeping fee                          account value

$350 annuity administration fee            Unit liquidation from
    account value

$0 to $65                                  Unit liquidation from
    account value

0.15% of account value                     Unit liquidation from
               account value

0.65%                                      Unit liquidation from
                                           account value

LOW - 0.60% for single life option;        Unit liquidation from
    0.75% for joint life option            account value

HIGH - 0.75% for single life;
    0.90% for joint life

Current tax charge varies by jurisdiction  Deducted from the
and ranges from 0% to 3.5%.                amount applied to
                                           provide an annuity
                                           payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
WITH THE GUARANTEED MINIMUM INCOME         account value
BENEFIT) - 0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater
of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit       Unit liquidation from
account value                              account value

$90 for outgoing wire transfers            Unit liquidation from
                                           account value

$35 for checks sent by express delivery    Unit liquidation from
                                           account value

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights


   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
ALL ASSET AGGRESSIVE-ALT 25
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $108.13           --                  --             --         6.71%
      Highest contract charge 1.34% Class B (j)    $107.54           --                  --             --         6.16%
      All contract charges                              --           11             $ 1,157           3.71%          --
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B         $145.58           --                  --             --        13.55%
      Highest contract charge 1.45% Class B        $139.69           --                  --             --        12.47%
      All contract charges                              --          356             $50,117           1.47%          --
2012  Lowest contract charge 0.50% Class B         $128.21           --                  --             --        11.43%
      Highest contract charge 1.45% Class B        $124.20           --                  --             --        10.36%
      All contract charges                              --          309             $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B         $115.06           --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B        $112.54           --                  --             --        (4.89)%
      All contract charges                              --          223             $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B         $119.82           --                  --             --        14.41%
      Highest contract charge 1.45% Class B        $118.33           --                  --             --        13.31%
      All contract charges                              --          101             $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (b)     $104.73           --                  --             --         2.75%
      Highest contract charge 1.45% Class B (b)    $104.43           --                  --             --         2.47%
      All contract charges                              --           20             $ 2,043           4.20%          --
ALL ASSET MODERATE GROWTH-ALT 15
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $104.60           --                  --             --         3.87%
      Highest contract charge 1.34% Class B (j)    $104.03           --                  --             --         3.33%
      All contract charges                              --            3             $   380           2.80%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class II        $156.84           --                  --             --        29.25%
      Highest contract charge 1.20% Class II       $152.80           --                  --             --        28.34%
      All contract charges                              --           59             $ 8,994           1.11%          --
2012  Lowest contract charge 0.50% Class II        $121.35           --                  --             --        15.65%
      Highest contract charge 1.20% Class II       $119.06           --                  --             --        14.83%
      All contract charges                              --           31             $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II        $104.57           --                  --             --        (1.53)%
      Highest contract charge 1.20% Class II       $103.68           --                  --             --        (2.03)%
      All contract charges                              --           16             $ 1,668           1.44%          --
2010  Lowest contract charge 0.90% Class II (d)    $106.06           --                  --             --         6.01%
      Highest contract charge 1.20% Class II (d)   $105.83           --                  --             --         5.79%
      All contract charges                              --            4             $   472           2.34%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class 4 (j)     $ 96.75           --                  --             --        (2.72)%
      Highest contract charge 1.34% Class 4 (j)    $ 96.22           --                  --             --        (3.23)%
      All contract charges                              --           14             $ 1,435           3.54%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 183.82           --                 --             --        25.79%
      Highest contract charge 1.45% Class B       $ 166.61           --                 --             --        24.61%
      All contract charges                              --        3,201           $539,875           2.58%          --
2012  Lowest contract charge 0.50% Class B        $ 146.13           --                 --             --        13.60%
      Highest contract charge 1.45% Class B       $ 133.71           --                 --             --        12.51%
      All contract charges                              --        3,104           $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 128.63           --                 --             --        (7.96)%
      Highest contract charge 1.45% Class B       $ 118.84           --                 --             --        (8.84)%
      All contract charges                              --        2,983           $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B        $ 139.76           --                 --             --        12.51%
      Highest contract charge 1.45% Class B       $ 130.37           --                 --             --        11.44%
      All contract charges                              --        2,731           $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B        $ 124.22           --                 --             --        26.65%
      Highest contract charge 1.45% Class B       $ 116.99           --                 --             --        25.44%
      All contract charges                              --        2,255           $264,074           1.16%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $ 130.79           --                 --             --        12.41%
      Highest contract charge 1.25% Class A       $ 129.94           --                 --             --        12.24%
      All contract charges                              --            2           $    261           2.29%          --
2012  Lowest contract charge 1.10% Class A        $ 116.35           --                 --             --         7.33%
      Highest contract charge 1.25% Class A       $ 115.77           --                 --             --         7.17%
      All contract charges                              --            2           $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A        $ 108.40           --                 --             --        (3.22)%
      Highest contract charge 1.25% Class A       $ 108.02           --                 --             --        (3.37)%
      All contract charges                              --            5           $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A        $ 112.01           --                 --             --         9.12%
      Highest contract charge 1.25% Class A       $ 111.79           --                 --             --        8.96 %
      All contract charges                              --            3           $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (c)    $ 102.65           --                 --             --         1.93%
      Highest contract charge 1.25% Class A (c)   $ 102.60           --                 --             --         1.89%
      All contract charges                              --            4           $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $ 117.41           --                 --             --        13.09%
      Highest contract charge 1.30% Class B       $ 138.86           --                 --             --        12.18%
      All contract charges                              --          598           $ 81,315           2.29%          --
2012  Lowest contract charge 0.50% Class B (h)    $ 103.82           --                 --             --         5.32%
      Highest contract charge 1.30% Class B       $ 123.78           --                 --             --         7.12%
      All contract charges                              --          421           $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B        $ 115.70           --                 --             --        (3.61)%
      Highest contract charge 1.30% Class B       $ 115.55           --                 --             --        (3.66)%
      All contract charges                              --          290           $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B        $ 120.03           --                 --             --         8.68%
      Highest contract charge 1.30% Class B       $ 119.94           --                 --             --         8.62%
      All contract charges                              --          176           $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (a)    $ 110.45           --                 --             --        12.64%
      Highest contract charge 1.30% Class B (a)   $ 110.42           --                 --             --        12.60%
      All contract charges                              --           51           $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 138.73           --                 --             --         3.82%
      Highest contract charge 1.45% Class B       $ 125.74           --                 --             --         2.83%
      All contract charges                              --          988           $123,006           0.92%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B        $133.63            --                 --             --         4.06%
      Highest contract charge 1.45% Class B       $122.28            --                 --             --         3.06%
      All contract charges                             --         1,025           $124,090           0.85%          --
2011  Lowest contract charge 0.50% Class B        $128.42            --                 --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65            --                 --             --         0.42%
      All contract charges                             --           988           $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66            --                 --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15            --                 --             --         5.71%
      All contract charges                             --           878           $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67            --                 --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77            --                 --             --         8.24%
      All contract charges                             --           701           $ 78,154           2.54%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $113.48            --                 --             --         9.97%
      Highest contract charge 1.30% Class B       $132.18            --                 --             --         9.08%
      All contract charges                             --           118           $ 14,831           1.92%          --
2012  Lowest contract charge 0.50% Class B (h)    $103.19            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $121.18            --                 --             --         5.81%
      All contract charges                             --            81           $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B        $114.67            --                 --             --        (2.62)%
      Highest contract charge 1.30% Class B       $114.53            --                 --             --        (2.67)%
      All contract charges                             --            52           $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B        $117.76            --                 --             --         7.76%
      Highest contract charge 1.30% Class B       $117.67            --                 --             --         7.74%
      All contract charges                             --            31           $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (a)    $109.28            --                 --             --        10.60%
      Highest contract charge 1.30% Class B (a)   $109.22            --                 --             --        10.58%
      All contract charges                             --            10           $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B        $105.11            --                 --             --         3.44%
      Highest contract charge 1.34% Class B       $104.34            --                 --             --         2.98%
      All contract charges                             --            60           $  6,833           1.27%          --
2012  Lowest contract charge 0.90% Class B (h)    $101.61            --                 --             --         2.14%
      Highest contract charge 1.34% Class B       $101.32            --                 --             --         3.13%
      All contract charges                             --            37           $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B        $111.12            --                 --             --        (0.54)%
      Highest contract charge 1.30% Class B       $110.98            --                 --             --        (0.59)%
      All contract charges                             --            25           $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B        $111.72            --                 --             --         5.94%
      Highest contract charge 1.30% Class B       $111.64            --                 --             --         5.89%
      All contract charges                             --            13           $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (a)    $105.46            --                 --             --         5.67%
      Highest contract charge 1.30% Class B (a)   $105.43            --                 --             --         5.64%
      All contract charges                             --             3           $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.73            --                 --             --         9.69%
      Highest contract charge 1.45% Class B       $135.70            --                 --             --         8.64%
      All contract charges                             --         1,495           $203,468           1.43%          --
2012  Lowest contract charge 0.50% Class B        $136.50            --                 --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91            --                 --             --         5.81%
      All contract charges                             --         1,444           $180,296           0.84%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $127.77            --                  --            --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05            --                  --            --        (2.15)%
      All contract charges                             --         1,358          $  160,091          1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33            --                  --            --         8.52%
      Highest contract charge 1.45% Class B       $120.64            --                  --            --         7.49%
      All contract charges                             --         1,244          $  149,815          2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17            --                  --            --        13.85%
      Highest contract charge 1.45% Class B       $112.23            --                  --            --        12.76%
      All contract charges                             --         1,056          $  118,182          2.15%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $142.43            --                  --            --        18.88%
      Highest contract charge 1.25% Class A       $141.50            --                  --            --        18.70%
      All contract charges                             --             9          $    1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A        $119.81            --                  --            --         9.99%
      Highest contract charge 1.25% Class A       $119.21            --                  --            --         9.82%
      All contract charges                             --            11          $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A        $108.93            --                  --            --        (5.21)%
      Highest contract charge 1.25% Class A       $108.55            --                  --            --        (5.35)%
      All contract charges                             --            11          $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A        $114.92            --                  --            --        10.72%
      Highest contract charge 1.25% Class A       $114.69            --                  --            --        10.56%
      All contract charges                             --            13          $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (c)    $103.79            --                  --            --         2.87%
      Highest contract charge 1.25% Class A (c)   $103.74            --                  --            --         2.84%
      All contract charges                             --            14          $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $200.42            --                  --            --        12.32%
      Highest contract charge 1.45% Class A       $155.88            --                  --            --        11.48%
      All contract charges                             --        14,831          $1,331,767          1.61%          --
2012  Lowest contract charge 0.50% Class A        $111.06            --                  --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83            --                  --            --         7.22%
      All contract charges                             --        16,009          $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59            --                  --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42            --                  --            --        (3.56)%
      All contract charges                             --        17,152          $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37            --                  --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24            --                  --            --         8.59%
      All contract charges                             --        18,275          $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11            --                  --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54            --                  --            --        15.60%
      All contract charges                             --        18,864          $1,310,255          1.65%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $115.38            --                  --            --        12.65%
      Highest contract charge 1.30% Class B       $116.55            --                  --            --        11.66%
      All contract charges                             --         2,631          $  385,285          1.61%          --
2012  Lowest contract charge 0.40% Class B (i)    $102.42            --                  --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38            --                  --            --         7.40%
      All contract charges                             --         2,366          $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42            --                  --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19            --                  --            --        (3.65)%
      All contract charges                             --         2,171          $  261,855          1.69%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2010  Lowest contract charge 0.50% Class B        $121.93            --                  --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87            --                  --            --         8.50%
      All contract charges                             --         1,923          $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49            --                  --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97            --                  --            --        15.51%
      All contract charges                             --         1,585          $  183,180          1.65%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $121.46            --                  --            --        16.30%
      Highest contract charge 1.45% Class B       $119.56            --                  --            --        15.19%
      All contract charges                             --           103          $   12,401          3.60%          --
2012  Lowest contract charge 0.50% Class B (h)    $104.44            --                  --            --         6.29%
      Highest contract charge 1.45% Class B (h)   $103.79            --                  --            --         5.70%
      All contract charges                             --            24          $    2,581          1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $176.00            --                  --            --        19.19%
      Highest contract charge 1.45% Class B       $159.51            --                  --            --        18.05%
      All contract charges                             --         6,592          $1,057,036          2.15%          --
2012  Lowest contract charge 0.50% Class B        $147.66            --                  --            --        10.96%
      Highest contract charge 1.45% Class B       $135.12            --                  --            --         9.91%
      All contract charges                             --         6,573          $  890,720          0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07            --                  --            --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94            --                  --            --        (6.34)%
      All contract charges                             --         6,568          $  807,708          1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71            --                  --            --        11.00%
      Highest contract charge 1.45% Class B       $131.26            --                  --            --         9.94%
      All contract charges                             --         6,277          $  822,427          1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77            --                  --            --        21.35%
      Highest contract charge 1.45% Class B       $119.39            --                  --            --        20.18%
      All contract charges                             --         5,622          $  668,768          1.48%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2013  Lowest contract charge 0.40% Class B        $137.65            --                  --            --        31.15%
      Highest contract charge 1.34% Class B       $161.84            --                  --            --        29.92%
      All contract charges                             --            40          $    6,117          0.18%          --
2012  Lowest contract charge 0.40% Class B (i)    $104.96            --                  --            --         4.46%
      Highest contract charge 1.34% Class B       $124.57            --                  --            --        14.91%
      All contract charges                             --            28          $    3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B        $109.35            --                  --            --        (8.86)%
      Highest contract charge 1.34% Class B       $108.41            --                  --            --        (9.45)%
      All contract charges                             --            25          $    2,592          0.05%          --
2010  Lowest contract charge 0.70% Class B (d)    $119.98            --                  --            --        14.37%
      Highest contract charge 1.34% Class B (d)   $119.72            --                  --            --        14.17%
      All contract charges                             --             8          $      954          0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $163.76            --                  --            --        30.02%
      Highest contract charge 1.34% Class B       $160.27            --                  --            --        29.18%
      All contract charges                             --            58          $    8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B        $125.95            --                  --            --        14.01%
      Highest contract charge 1.34% Class B       $124.07            --                  --            --        13.27%
      All contract charges                             --            47          $    5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B        $110.47            --                  --            --        (4.42)%
      Highest contract charge 1.34% Class B       $109.53            --                  --            --        (5.03)%
      All contract charges                             --            35          $    3,721          0.64%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2010  Lowest contract charge 0.70% Class B (d)    $115.58            --                 --             --        10.26%
      Highest contract charge 1.34% Class B (d)   $115.33            --                 --             --        10.06%
      All contract charges                             --            10           $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $172.30            --                 --             --        36.42%
      Highest contract charge 1.34% Class B       $168.64            --                 --             --        35.55%
      All contract charges                             --            22           $  3,583           0.13%          --
2012  Lowest contract charge 0.70% Class B        $126.30            --                 --             --        14.64%
      Highest contract charge 1.34% Class B       $124.41            --                 --             --        13.90%
      All contract charges                             --            16           $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B        $110.17            --                 --             --       (11.18)%
      Highest contract charge 1.34% Class B       $109.23            --                 --             --       (11.75)%
      All contract charges                             --            12           $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (d)    $124.04            --                 --             --        17.16%
      Highest contract charge 1.34% Class B (d)   $123.77            --                 --             --        16.95%
      All contract charges                             --             3           $    416           0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $129.69            --                 --             --        20.26%
      Highest contract charge 1.34% Class B       $126.93            --                 --             --        19.49%
      All contract charges                             --            54           $  6,695           0.00%          --
2012  Lowest contract charge 0.70% Class B        $107.84            --                 --             --        15.77%
      Highest contract charge 1.34% Class B       $106.23            --                 --             --        15.03%
      All contract charges                             --            42           $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B        $ 93.15            --                 --             --       (16.64)%
      Highest contract charge 1.34% Class B       $ 92.35            --                 --             --       (17.17)%
      All contract charges                             --            34           $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (d)    $111.74            --                 --             --         6.88%
      Highest contract charge 1.34% Class B (d)   $111.50            --                 --             --         6.68%
      All contract charges                             --             5           $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $119.54            --                 --             --        15.35%
      Highest contract charge 1.34% Class B       $118.28            --                 --             --        14.61%
      All contract charges                             --            46           $  5,435           0.42%          --
2012  Lowest contract charge 0.70% Class B (h)    $103.63            --                 --             --         6.00%
      Highest contract charge 1.34% Class B (h)   $103.20            --                 --             --         5.62%
      All contract charges                             --            13           $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $274.79            --                 --             --        37.20%
      Highest contract charge 1.45% Class A       $229.03            --                 --             --        36.17%
      All contract charges                             --         1,032           $327,707           0.05%          --
2012  Lowest contract charge 0.50% Class A        $136.80            --                 --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20            --                 --             --        13.91%
      All contract charges                             --         1,112           $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95            --                 --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66            --                 --             --        (1.84)%
      All contract charges                             --         1,220           $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02            --                 --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43            --                 --             --        31.64%
      All contract charges                             --         1,331           $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30            --                 --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27            --                 --             --        34.04%
      All contract charges                             --         1,403           $221,353           0.15%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $179.90            --                 --             --        37.49%
      Highest contract charge 1.30% Class B   $175.39            --                 --             --        36.39%
      All contract charges                         --           250           $ 58,082           0.05%          --
2012  Lowest contract charge 0.50% Class B    $130.85            --                 --             --        15.00%
      Highest contract charge 1.30% Class B   $128.59            --                 --             --        14.10%
      All contract charges                         --           248           $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B    $113.78            --                 --             --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70            --                 --             --        (1.92)%
      All contract charges                         --           255           $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09            --                 --             --        32.58%
      Highest contract charge 1.30% Class B   $114.91            --                 --             --        31.54%
      All contract charges                         --           280           $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81            --                 --             --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36            --                 --             --        33.93%
      All contract charges                         --           301           $ 36,400           0.15%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $146.66            --                 --             --        36.00%
      Highest contract charge 1.45% Class B   $136.72            --                 --             --        34.70%
      All contract charges                         --           144           $ 19,941           0.11%          --
2012  Lowest contract charge 0.50% Class B    $107.84            --                 --             --        16.24%
      Highest contract charge 1.45% Class B   $101.50            --                 --             --        15.13%
      All contract charges                         --           148           $ 15,132           0.72%          --
2011  Lowest contract charge 0.50% Class B    $ 92.77            --                 --             --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16            --                 --             --       (10.89)%
      All contract charges                         --           156           $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11            --                 --             --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93            --                 --             --        22.47%
      All contract charges                         --           156           $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39            --                 --             --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78            --                 --             --        26.36%
      All contract charges                         --           144           $ 11,627           1.05%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --             --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --             --        35.74%
      All contract charges                         --         2,291           $629,177           1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --             --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --             --        11.99%
      All contract charges                         --         2,239           $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --             --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --             --        (4.51)%
      All contract charges                         --         2,193           $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66            --                 --             --        11.72%
      Highest contract charge 1.45% Class B   $162.76            --                 --             --        10.66%
      All contract charges                         --         2,041           $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48            --                 --             --        29.64%
      Highest contract charge 1.45% Class B   $147.09            --                 --             --        28.40%
      All contract charges                         --         1,845           $328,742           2.77%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --             --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --             --        29.85%
      All contract charges                         --           649           $105,279           2.16%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2012  Lowest contract charge 0.50% Class B       $134.67            --                  --            --        17.15%
      Highest contract charge 1.45% Class B      $124.45            --                  --            --        16.02%
      All contract charges                            --           564          $   70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96            --                  --            --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27            --                  --            --        (1.84)%
      All contract charges                            --           516          $   55,550          1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00            --                  --            --        15.13%
      Highest contract charge 1.45% Class B      $109.28            --                  --            --        14.03%
      All contract charges                            --           528          $   57,712          2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76            --                  --            --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83            --                  --            --         9.92%
      All contract charges                            --           524          $   50,322          2.62%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $135.70            --                  --            --        33.80%
      Highest contract charge 1.45% Class B      $149.27            --                  --            --        32.38%
      All contract charges                            --           312          $   36,819          0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.42            --                  --            --         1.04%
      Highest contract charge 1.45% Class B      $112.76            --                  --            --        15.05%
      All contract charges                            --           301          $   26,789          1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24            --                  --            --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58            --                  --            --        (1.07)%
      All contract charges                            --           304          $   23,549          0.38%          --
2010  Lowest contract charge 0.50% Class B       $ 75.42            --                  --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18            --                  --            --        10.89%
      All contract charges                            --           283          $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36            --                  --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44            --                  --            --        28.99%
      All contract charges                            --           267          $   18,810          0.26%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B       $197.44            --                  --            --        30.84%
      Highest contract charge 1.45% Class B      $177.07            --                  --            --        29.85%
      All contract charges                            --         1,151          $  203,683          1.45%          --
2012  Lowest contract charge 0.70% Class B       $150.90            --                  --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36            --                  --            --        15.71%
      All contract charges                            --         1,220          $  166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43            --                  --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85            --                  --            --         2.50%
      All contract charges                            --         1,313          $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78            --                  --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98            --                  --            --        14.12%
      All contract charges                            --         1,454          $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62            --                  --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76            --                  --            --        29.56%
      All contract charges                            --         1,584          $  161,230          1.16%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $204.53            --                  --            --        31.54%
      Highest contract charge 1.45% Class A      $142.67            --                  --            --        30.55%
      All contract charges                            --         5,042          $2,214,801          1.28%          --
2012  Lowest contract charge 0.50% Class A       $102.86            --                  --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28            --                  --            --        13.92%
      All contract charges                            --         5,579          $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43            --                  --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93            --                  --            --        (0.68)%
      All contract charges                            --         6,234          $1,826,842          1.45%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $ 89.18            --                  --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66            --                  --            --        14.67%
      All contract charges                            --         6,983          $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16            --                  --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80            --                  --            --        27.02%
      All contract charges                            --         7,732          $1,984,969          2.01%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $134.54            --                  --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                  --            --        30.76%
      All contract charges                            --           908          $  125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.97            --                  --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                  --            --        14.12%
      All contract charges                            --           895          $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                  --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                  --            --        (0.76)%
      All contract charges                            --           981          $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37            --                  --            --        14.38%
      All contract charges                            --         1,085          $  100,911          1.50%          --
2009  Lowest contract charge 0.50% Class B       $ 75.05            --                  --            --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64            --                  --            --        26.68%
      All contract charges                            --         1,189          $   96,715          2.01%          --
EQ/CORE BOND INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                  --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                  --            --        (3.02)%
      All contract charges                            --           981          $  112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.06            --                  --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                  --            --         1.66%
      All contract charges                            --         1,022          $  120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                  --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                  --            --         3.29%
      All contract charges                            --         1,056          $  122,833          1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12            --                  --            --         5.25%
      Highest contract charge 1.45% Class B      $111.02            --                  --            --         4.25%
      All contract charges                            --         1,128          $  127,022          2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08            --                  --            --         2.18%
      Highest contract charge 1.45% Class B      $106.50            --                  --            --         1.20%
      All contract charges                            --         1,163          $  125,579          2.75%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $121.26            --                  --            --        32.64%
      Highest contract charge 1.45% Class B      $113.79            --                  --            --        31.38%
      All contract charges                            --           290          $   33,783          1.34%          --
2012  Lowest contract charge 0.50% Class B       $ 91.42            --                  --            --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61            --                  --            --        10.29%
      All contract charges                            --           301          $   26,650          0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09            --                  --            --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53            --                  --            --        (6.03)%
      All contract charges                            --           322          $   25,523          0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57            --                  --            --        10.14%
      All contract charges                            --           332          $   28,092          0.85%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $ 77.82            --                 --             --        32.01%
      Highest contract charge 1.45% Class B       $ 75.88            --                 --             --        30.76%
      All contract charges                             --           281           $ 21,535           1.99%          --
EQ/EMERGING MARKETS EQUITY PLUS
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 94.95            --                 --             --        (4.18)%
      Highest contract charge 1.34% Class B (j)   $ 94.43            --                 --             --        (4.67)%
      All contract charges                             --            12           $  1,233           1.05%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $222.70            --                 --             --        30.59%
      Highest contract charge 1.45% Class A       $156.67            --                 --             --        29.60%
      All contract charges                             --         2,171           $883,708           1.48%          --
2012  Lowest contract charge 0.50% Class A        $112.35            --                 --             --        14.65%
      Highest contract charge 1.45% Class A       $120.89            --                 --             --        13.57%
      All contract charges                             --         2,282           $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A        $ 97.99            --                 --             --         1.26%
      Highest contract charge 1.45% Class A       $106.45            --                 --             --         0.29%
      All contract charges                             --         2,408           $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77            --                 --             --        14.09%
      Highest contract charge 1.45% Class A       $106.14            --                 --             --        13.00%
      All contract charges                             --         2,548           $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82            --                 --             --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93            --                 --             --        24.34%
      All contract charges                             --         2,660           $651,857           2.22%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $132.60            --                 --             --        30.99%
      Highest contract charge 1.30% Class B       $137.09            --                 --             --        29.83%
      All contract charges                             --         1,095           $162,807           1.48%          --
2012  Lowest contract charge 0.40% Class B (i)    $101.23            --                 --             --         1.05%
      Highest contract charge 1.30% Class B       $105.59            --                 --             --        13.75%
      All contract charges                             --           986           $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B        $ 96.88            --                 --             --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83            --                 --             --         0.21%
      All contract charges                             --           937           $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91            --                 --             --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64            --                 --             --        12.91%
      All contract charges                             --           909           $ 91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28            --                 --             --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05            --                 --             --        24.24%
      All contract charges                             --           891           $ 79,695           2.22%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $220.85            --                 --             --        31.88%
      Highest contract charge 1.45% Class B       $196.37            --                 --             --        30.63%
      All contract charges                             --         1,955           $389,832           0.48%          --
2012  Lowest contract charge 0.50% Class B        $167.46            --                 --             --        13.67%
      Highest contract charge 1.45% Class B       $150.33            --                 --             --        12.58%
      All contract charges                             --         2,100           $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B        $147.32            --                 --             --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53            --                 --             --        (7.55)%
      All contract charges                             --         2,304           $311,114           0.26%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $157.83            --                 --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44            --                 --             --        13.59%
      All contract charges                            --         2,551           $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63            --                 --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16            --                 --             --        25.96%
      All contract charges                            --         2,765           $354,268           0.90%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $116.54            --                 --             --        14.12%
      Highest contract charge 1.45% Class B      $121.38            --                 --             --        12.92%
      All contract charges                            --           664           $ 81,308           2.40%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.12            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49            --                 --             --         9.61%
      All contract charges                            --           669           $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07            --                 --             --        (1.37)%
      All contract charges                            --           717           $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63            --                 --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43            --                 --             --         9.68%
      All contract charges                            --           785           $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57            --                 --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65            --                 --             --        28.64%
      All contract charges                            --           850           $ 77,384           5.79%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $112.30            --                 --             --        22.68%
      Highest contract charge 1.34% Class B      $106.16            --                 --             --        21.63%
      All contract charges                            --           599           $ 64,174           1.18%          --
2012  Lowest contract charge 0.50% Class B       $ 91.54            --                 --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28            --                 --             --        13.19%
      All contract charges                            --           589           $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20            --                 --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11            --                 --             --        (5.72)%
      All contract charges                            --           598           $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35            --                 --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46            --                 --             --         8.79%
      All contract charges                            --           593           $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79            --                 --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88            --                 --             --        26.59%
      All contract charges                            --           562           $ 42,403           2.59%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --             --        10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --             --         9.37%
      All contract charges                            --           149           $ 21,110           0.42%          --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --             --         3.72%
      All contract charges                            --           150           $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --             --        (0.12)%
      All contract charges                            --           159           $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72            --                 --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75            --                 --             --         8.04%
      All contract charges                            --           151           $ 18,664           0.00%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $120.76            --                 --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47            --                 --             --        14.93%
      All contract charges                            --           120           $ 13,875             --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --             --        38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --             --        37.10%
      All contract charges                            --         2,476           $678,585           0.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $107.99            --                 --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --             --        16.14%
      All contract charges                            --         2,285           $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --             --        (4.89)%
      All contract charges                            --         2,138           $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05            --                 --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80            --                 --             --        30.72%
      All contract charges                            --         1,887           $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03            --                 --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84            --                 --             --        39.39%
      All contract charges                            --         1,474           $205,125           0.47%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --             --        (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --             --        (3.93)%
      All contract charges                            --           616           $ 74,946           0.01%          --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --             --         2.21%
      All contract charges                            --           684           $ 86,443           1.44%          --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --             --         3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --             --         2.89%
      All contract charges                            --           678           $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B       $124.32            --                 --             --         5.78%
      Highest contract charge 1.45% Class B      $118.22            --                 --             --         4.76%
      All contract charges                            --           613           $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B       $117.53            --                 --             --         1.46%
      Highest contract charge 1.45% Class B      $112.85            --                 --             --         0.49%
      All contract charges                            --           507           $ 57,768           0.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $293.34            --                 --             --        19.76%
      Highest contract charge 1.45% Class B      $300.57            --                 --             --        18.61%
      All contract charges                            --         1,872           $425,169           0.82%          --
2012  Lowest contract charge 0.50% Class B       $244.94            --                 --             --        16.39%
      Highest contract charge 1.45% Class B      $253.40            --                 --             --        15.28%
      All contract charges                            --         2,004           $382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B       $210.44            --                 --             --       (12.75)%
      Highest contract charge 1.45% Class B      $219.81            --                 --             --       (13.59)%
      All contract charges                            --         2,138           $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B       $241.20            --                 --             --        10.90%
      Highest contract charge 1.45% Class B      $254.37            --                 --             --         9.84%
      All contract charges                            --         2,335           $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B       $217.50            --                 --             --        49.31%
      Highest contract charge 1.45% Class B      $231.58            --                 --             --        47.89%
      All contract charges                            --         2,370           $413,743           1.34%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/HIGH YIELD BOND PORTFOLIO
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B (j)    $101.58            --                 --             --         1.91%
      Highest contract charge 1.34% Class B (j)   $101.29            --                 --             --         1.63%
      All contract charges                             --            10           $  1,010           8.79%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $163.88            --                 --             --        (2.33)%
      Highest contract charge 1.45% Class A       $140.04            --                 --             --        (3.07)%
      All contract charges                             --           336           $ 56,347           0.21%          --
2012  Lowest contract charge 0.70% Class A        $167.79            --                 --             --         0.27%
      Highest contract charge 1.45% Class A       $144.47            --                 --             --        (0.49)%
      All contract charges                             --           374           $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A        $167.34            --                 --             --         4.82%
      Highest contract charge 1.45% Class A       $145.18            --                 --             --         4.03%
      All contract charges                             --           406           $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A        $112.11            --                 --             --         3.96%
      Highest contract charge 1.45% Class A       $139.56            --                 --             --         2.96%
      All contract charges                             --           441           $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A        $107.84            --                 --             --        (2.52)%
      Highest contract charge 1.45% Class A       $135.54            --                 --             --        (3.45)%
      All contract charges                             --           480           $ 78,061           1.17%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $145.85            --                 --             --        (2.13)%
      Highest contract charge 1.30% Class B       $107.96            --                 --             --        (2.90)%
      All contract charges                             --           132           $ 17,667           0.21%          --
2012  Lowest contract charge 0.50% Class B        $149.03            --                 --             --         0.47%
      Highest contract charge 1.30% Class B       $111.19            --                 --             --        (0.32)%
      All contract charges                             --           161           $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B        $151.15            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $111.55            --                 --             --         3.94%
      All contract charges                             --           176           $ 24,234           0.59%          --
2010  Lowest contract charge 0.50% Class B        $141.57            --                 --             --         3.70%
      Highest contract charge 1.30% Class B       $107.32            --                 --             --         2.87%
      All contract charges                             --           177           $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B        $136.52            --                 --             --        (2.76)%
      Highest contract charge 1.30% Class B       $104.32            --                 --             --        (3.52)%
      All contract charges                             --           189           $ 25,089           1.17%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $130.94            --                 --             --        16.93%
      Highest contract charge 1.45% Class B       $160.07            --                 --             --        15.82%
      All contract charges                             --         1,071           $140,564           0.87%          --
2012  Lowest contract charge 0.50% Class B        $111.98            --                 --             --        15.73%
      Highest contract charge 1.45% Class B       $138.21            --                 --             --        14.62%
      All contract charges                             --         1,125           $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B        $ 96.76            --                 --             --       (17.35)%
      Highest contract charge 1.45% Class B       $120.58            --                 --             --       (18.13)%
      All contract charges                             --         1,229           $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B        $117.07            --                 --             --         8.68%
      Highest contract charge 1.45% Class B       $147.29            --                 --             --         7.64%
      All contract charges                             --         1,247           $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B        $107.72            --                 --             --        34.65%
      Highest contract charge 1.45% Class B       $136.84            --                 --             --        33.37%
      All contract charges                             --         1,120           $124,727           3.37%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $147.43            --                 --             --        20.62%
      Highest contract charge 1.45% Class A      $116.86            --                 --             --        19.71%
      All contract charges                            --         2,709           $407,476           2.22%          --
2012  Lowest contract charge 0.50% Class A       $ 78.26            --                 --             --        15.68%
      Highest contract charge 1.45% Class A      $ 97.62            --                 --             --        14.58%
      All contract charges                            --         2,926           $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A       $ 67.65            --                 --             --       (12.42)%
      Highest contract charge 1.45% Class A      $ 85.20            --                 --             --       (13.26)%
      All contract charges                            --         3,187           $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A       $ 77.24            --                 --             --         4.95%
      Highest contract charge 1.45% Class A      $ 98.22            --                 --             --         3.96%
      All contract charges                            --         3,485           $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A       $ 73.60            --                 --             --        26.79%
      Highest contract charge 1.45% Class A      $ 94.48            --                 --             --        25.55%
      All contract charges                            --         3,794           $458,941           2.69%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $123.74            --                 --             --        20.86%
      Highest contract charge 1.30% Class B      $ 88.20            --                 --             --        19.90%
      All contract charges                            --           418           $ 47,134           2.22%          --
2012  Lowest contract charge 0.50% Class B       $102.38            --                 --             --        15.68%
      Highest contract charge 1.30% Class B      $ 73.56            --                 --             --        14.78%
      All contract charges                            --           456           $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B       $ 88.50            --                 --             --       (12.64)%
      Highest contract charge 1.30% Class B      $ 64.09            --                 --             --       (13.33)%
      All contract charges                            --           537           $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B       $101.30            --                 --             --         4.69%
      Highest contract charge 1.30% Class B      $ 73.95            --                 --             --         3.86%
      All contract charges                            --           614           $ 58,834           2.46%          --
2009  Lowest contract charge 0.50% Class B       $ 96.76            --                 --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20            --                 --             --        25.46%
      All contract charges                            --           676           $ 62,696           2.69%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $130.08            --                 --             --        18.85%
      Highest contract charge 1.45% Class B      $155.21            --                 --             --        17.60%
      All contract charges                            --         1,611           $231,103           1.13%          --
2012  Lowest contract charge 0.40% Class B (i)   $109.45            --                 --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98            --                 --             --        15.76%
      All contract charges                            --         1,740           $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32            --                 --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01            --                 --             --       (17.38)%
      All contract charges                            --         1,878           $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07            --                 --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00            --                 --             --         4.54%
      All contract charges                            --         2,043           $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14            --                 --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01            --                 --             --        28.35%
      All contract charges                            --         2,074           $252,937           2.12%          --
EQ/INVESCO COMSTOCK
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.47            --                 --             --        34.36%
      Highest contract charge 1.45% Class B      $153.19            --                 --             --        33.08%
      All contract charges                            --           267           $ 41,252           4.48%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/INVESCO COMSTOCK (CONTINUED)
2012  Lowest contract charge 0.50% Class B    $123.90            --                 --             --        17.83%
      Highest contract charge 1.45% Class B   $115.11            --                 --             --        16.70%
      All contract charges                         --           229           $ 26,677           1.29%          --
2011  Lowest contract charge 0.70% Class B    $103.75            --                 --             --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --                 --             --        (3.40)%
      All contract charges                         --           230           $ 22,874           1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --                 --             --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --                 --             --        13.55%
      All contract charges                         --           227           $ 23,239           1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --                 --             --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --                 --             --        26.54%
      All contract charges                         --           210           $ 18,995           0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $169.26            --                 --             --        34.84%
      Highest contract charge 1.45% Class B   $148.94            --                 --             --        33.82%
      All contract charges                         --           325           $ 59,293           2.02%          --
2012  Lowest contract charge 0.70% Class B    $125.53            --                 --             --        15.24%
      Highest contract charge 1.45% Class B   $111.30            --                 --             --        14.36%
      All contract charges                         --           334           $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B    $108.93            --                 --             --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32            --                 --             --        (6.60)%
      All contract charges                         --           360           $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66            --                 --             --        11.76%
      Highest contract charge 1.45% Class B   $104.20            --                 --             --        10.70%
      All contract charges                         --           384           $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B    $104.38            --                 --             --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13            --                 --             --        30.39%
      All contract charges                         --           376           $ 43,960           1.50%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --             --        30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --             --        29.66%
      All contract charges                         --           127           $ 16,453           0.50%          --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --             --        14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --             --        13.32%
      All contract charges                         --           136           $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --             --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --             --        (5.63)%
      All contract charges                         --           157           $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11            --                 --             --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62            --                 --             --        12.53%
      All contract charges                         --           173           $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72            --                 --             --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53            --                 --             --        24.68%
      All contract charges                         --           163           $ 13,328           4.70%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $114.01            --                 --             --        31.83%
      Highest contract charge 1.45% Class B   $110.33            --                 --             --        30.57%
      All contract charges                         --         1,479           $167,886           0.98%          --
2012  Lowest contract charge 0.50% Class B    $ 86.48            --                 --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50            --                 --             --        13.06%
      All contract charges                         --         1,516           $131,427           1.24%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $ 75.76            --                 --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74            --                 --             --         0.88%
      All contract charges                         --         1,553           $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39            --                 --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09            --                 --             --        14.27%
      All contract charges                         --         1,628           $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48            --                 --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84            --                 --             --        34.24%
      All contract charges                         --         1,755           $115,833           2.19%          --
EQ/LARGE CAP GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --             --        34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --             --        33.42%
      All contract charges                         --         1,355           $283,323           0.17%          --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --             --        12.09%
      All contract charges                         --         1,473           $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --             --        (5.05)%
      All contract charges                         --         1,612           $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22            --                 --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94            --                 --             --        12.80%
      All contract charges                         --         1,626           $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27            --                 --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60            --                 --             --        32.89%
      All contract charges                         --         1,746           $229,113           1.30%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $ 91.55            --                 --             --        30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --                 --             --        29.67%
      All contract charges                         --           608           $ 52,859           1.54%          --
2012  Lowest contract charge 0.70% Class B    $ 70.06            --                 --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32            --                 --             --        14.90%
      All contract charges                         --           603           $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51            --                 --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72            --                 --             --        (1.77)%
      All contract charges                         --           616           $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79            --                 --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76            --                 --             --        12.97%
      All contract charges                         --           276           $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18            --                 --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01            --                 --             --        17.40%
      All contract charges                         --           268           $ 14,005          10.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --             --        31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --             --        30.55%
      All contract charges                         --         5,346           $751,645           1.05%          --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --             --        15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --             --        14.18%
      All contract charges                         --         5,838           $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --             --        (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --             --        (6.18)%
      All contract charges                         --         6,453           $607,136           1.30%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $118.77            --                 --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70            --                 --             --        11.26%
      All contract charges                            --         7,115           $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72            --                 --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00            --                 --             --        18.87%
      All contract charges                            --         7,826           $703,519           2.43%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $136.08            --                 --             --        31.95%
      Highest contract charge 1.30% Class B      $101.69            --                 --             --        30.77%
      All contract charges                            --           653           $ 93,695           1.05%          --
2012  Lowest contract charge 0.40% Class B (i)   $103.13            --                 --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76            --                 --             --        14.37%
      All contract charges                            --           729           $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99            --                 --             --        (6.30)%
      All contract charges                            --           852           $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56            --                 --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56            --                 --             --        11.24%
      All contract charges                            --           994           $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86            --                 --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23            --                 --             --        18.88%
      All contract charges                            --         1,154           $106,366           2.43%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $172.41            --                 --             --        29.34%
      Highest contract charge 1.45% Class B      $158.65            --                 --             --        28.10%
      All contract charges                            --           294           $ 46,531           2.09%          --
2012  Lowest contract charge 0.50% Class B       $133.30            --                 --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85            --                 --             --        13.70%
      All contract charges                            --           318           $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13            --                 --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93            --                 --             --        (9.84)%
      All contract charges                            --           367           $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57            --                 --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82            --                 --             --        12.32%
      All contract charges                            --           340           $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50            --                 --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57            --                 --             --        23.70%
      All contract charges                            --           227           $ 24,207           0.81%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $122.75            --                 --             --        13.20%
      Highest contract charge 1.45% Class B      $170.79            --                 --             --        12.00%
      All contract charges                            --           572           $ 97,506           0.94%          --
2012  Lowest contract charge 0.40% Class B (i)   $108.44            --                 --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49            --                 --             --        17.95%
      All contract charges                            --           529           $ 80,371           1.02%          --
2011  Lowest contract charge 0.50% Class B       $137.81            --                 --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28            --                 --             --       (12.01)%
      All contract charges                            --           490           $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13            --                 --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92            --                 --             --        14.87%
      All contract charges                            --           448           $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64            --                 --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90            --                 --             --        35.26%
      All contract charges                            --           353           $ 45,543           1.34%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $138.77            --                 --             --        32.05%
      Highest contract charge 1.45% Class B      $164.03            --                 --             --        30.66%
      All contract charges                            --         2,638           $434,850           0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $105.09            --                 --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54            --                 --             --        15.38%
      All contract charges                            --         2,667           $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17            --                 --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81            --                 --             --        (3.82)%
      All contract charges                            --         2,759           $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87            --                 --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13            --                 --             --        23.93%
      All contract charges                            --         2,915           $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20            --                 --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29            --                 --             --        34.29%
      All contract charges                            --         2,983           $274,329           1.14%          --
EQ/MID CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $250.75            --                 --             --        32.41%
      Highest contract charge 1.45% Class B      $175.62            --                 --             --        31.15%
      All contract charges                            --         2,362           $518,799           0.51%          --
2012  Lowest contract charge 0.50% Class B       $189.37            --                 --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91            --                 --             --        16.90%
      All contract charges                            --         2,547           $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44            --                 --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55            --                 --             --       (10.74)%
      All contract charges                            --         2,799           $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03            --                 --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33            --                 --             --        20.69%
      All contract charges                            --         3,090           $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11            --                 --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33            --                 --             --        33.88%
      All contract charges                            --         3,356           $444,470           1.36%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2013  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $113.69            --                 --             --        (1.45)%
      All contract charges                            --         1,837           $ 54,109           0.00%          --
2012  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36            --                 --             --        (1.45)%
      All contract charges                            --         1,618           $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06            --                 --             --        (1.51)%
      All contract charges                            --         1,582           $ 66,822           0.01%          --
2010  Lowest contract charge 0.50% Class A       $106.54            --                 --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91            --                 --             --        (1.51)%
      All contract charges                            --         1,522           $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97            --                 --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46            --                 --             --        (1.43)%
      All contract charges                            --         1,888           $ 95,425           0.17%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --             --        (1.29)%
      All contract charges                            --         4,019           $ 32,095           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --             --        (1.29)%
      All contract charges                            --         2,361           $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --             --        (1.28)%
      All contract charges                            --           882           $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46            --                 --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12            --                 --             --        (1.28)%
      All contract charges                            --           328           $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04            --                 --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45            --                 --             --        (1.29)%
      All contract charges                            --           380           $ 44,026           0.17%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --             --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --             --        25.43%
      All contract charges                            --           255           $ 44,612           0.81%          --
2012  Lowest contract charge 0.40% Class B (i)   $ 99.99            --                 --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --             --        10.94%
      All contract charges                            --           277           $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87            --                 --             --         1.39%
      All contract charges                            --           295           $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79            --                 --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15            --                 --             --         6.65%
      All contract charges                            --           325           $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39            --                 --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41            --                 --             --        27.85%
      All contract charges                            --           287           $ 33,366           0.44%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --             --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --             --        36.53%
      All contract charges                            --         1,315           $290,113           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.88            --                 --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --             --         7.17%
      All contract charges                            --         1,334           $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --             --        (9.03)%
      All contract charges                            --         1,246           $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66            --                 --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26            --                 --             --        30.38%
      All contract charges                            --           997           $166,171           0.12%          --
2009  Lowest contract charge 0.50% Class B       $134.96            --                 --             --        56.28%
      Highest contract charge 1.45% Class B      $129.05            --                 --             --        54.79%
      All contract charges                            --           662           $ 84,822           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --             --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --             --        27.40%
      All contract charges                            --           251           $ 30,649           0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --             --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --             --        12.54%
      All contract charges                            --           277           $ 26,266           1.35%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                 --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                 --             --        (5.83)%
      All contract charges                             --           308           $ 25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                 --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                 --             --        10.31%
      All contract charges                             --           342           $ 30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                 --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                 --             --        23.31%
      All contract charges                             --           364           $ 29,448           0.19%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.26            --                 --             --        25.70%
      Highest contract charge 1.45% Class B       $139.14            --                 --             --        24.50%
      All contract charges                             --           643           $ 89,648           2.48%          --
2012  Lowest contract charge 0.50% Class B        $118.74            --                 --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                 --             --        18.63%
      All contract charges                             --           555           $ 62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                 --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                 --             --        (9.94)%
      All contract charges                             --           525           $ 49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                 --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                 --             --        13.51%
      All contract charges                             --           356           $ 37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                 --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                 --             --        36.61%
      All contract charges                             --           242           $ 22,289           0.70%          --
EQ/PIMCO GLOBAL REAL RETURN
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 91.23            --                 --             --        (7.50)%
      Highest contract charge 1.34% Class B (j)   $ 90.73            --                 --             --        (7.98)%
      All contract charges                             --            25           $  2,381           0.18%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 1.10% to 1.10%*
2013  Lowest contract charge 1.10% Class A        $ 98.54            --                 --             --        (1.07)%
      Highest contract charge 1.10% Class A       $ 98.54            --                 --             --        (1.07)%
      All contract charges                             --             2           $    156           0.71%          --
2012  Lowest contract charge 1.10% Class A        $ 99.61            --                 --             --         0.38%
      Highest contract charge 1.25% Class A       $ 99.11            --                 --             --         0.23%
      All contract charges                             --             2           $    161           0.55%          --
2011  Lowest contract charge 1.10% Class A        $ 99.23            --                 --             --        (1.05)%
      Highest contract charge 1.25% Class A       $ 98.88            --                 --             --        (1.20)%
      All contract charges                             --             2           $    163           0.48%          --
2010  Lowest contract charge 1.10% Class A        $100.28            --                 --             --        (0.02)%
      Highest contract charge 1.25% Class A       $100.08            --                 --             --        (0.17)%
      All contract charges                             --             2           $    168           0.33%          --
2009  Lowest contract charge 1.10% Class A (c)    $100.30            --                 --             --         0.30%
      Highest contract charge 1.25% Class A (c)   $100.25            --                 --             --         0.25%
      All contract charges                             --             2           $    171           1.17%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $113.81            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B       $104.73            --                 --             --        (1.37)%
      All contract charges                             --         1,000           $106,875           0.71%          --
2012  Lowest contract charge 0.50% Class B        $114.29            --                 --             --         0.99%
      Highest contract charge 1.45% Class B       $106.18            --                 --             --         0.02%
      All contract charges                             --         1,066           $115,019           0.55%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $113.17            --                 --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16            --                 --             --        (1.64)%
      All contract charges                            --         1,147           $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96            --                 --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93            --                 --             --        (0.62)%
      All contract charges                            --         1,333           $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57            --                 --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60            --                 --             --         6.44%
      All contract charges                            --         1,345           $147,582           1.17%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $164.07            --                 --             --        (2.96)%
      Highest contract charge 1.45% Class A      $138.12            --                 --             --        (3.70)%
      All contract charges                            --           470           $ 83,030           0.34%          --
2012  Lowest contract charge 0.70% Class A       $169.08            --                 --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42            --                 --             --         1.16%
      All contract charges                            --           526           $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87            --                 --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         0.00%
      All contract charges                            --           586           $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76            --                 --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         4.93%
      All contract charges                            --           663           $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61            --                 --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11            --                 --             --         4.74%
      All contract charges                            --           714           $122,518           3.62%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $144.88            --                 --             --        (2.78)%
      Highest contract charge 1.30% Class B      $102.72            --                 --             --        (3.54)%
      All contract charges                            --           184           $ 24,978           0.34%          --
2012  Lowest contract charge 0.50% Class B       $149.02            --                 --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49            --                 --             --         1.33%
      All contract charges                            --           207           $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89            --                 --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09            --                 --             --        (0.08)%
      All contract charges                            --           225           $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85            --                 --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17            --                 --             --         4.88%
      All contract charges                            --           257           $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03            --                 --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28            --                 --             --         4.70%
      All contract charges                            --           266           $ 35,438           3.62%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $143.48            --                 --             --        36.90%
      Highest contract charge 1.45% Class B      $228.54            --                 --             --        35.46%
      All contract charges                            --         1,124           $250,855           0.97%          --
2012  Lowest contract charge 0.40% Class B (i)   $104.81            --                 --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71            --                 --             --        13.86%
      All contract charges                            --         1,155           $190,669           1.51%          --
2011  Lowest contract charge 0.50% Class B       $163.21            --                 --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17            --                 --             --        (5.39)%
      All contract charges                            --         1,195           $175,975           0.67%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $170.86            --                 --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61            --                 --             --        24.00%
      All contract charges                            --         1,249           $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48            --                 --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30            --                 --             --        24.30%
      All contract charges                            --         1,263           $158,989           0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $139.36            --                 --             --        37.37%
      Highest contract charge 1.45% Class B      $161.04            --                 --             --        35.92%
      All contract charges                            --         1,842           $298,052           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.45            --                 --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48            --                 --             --        17.20%
      All contract charges                            --         1,724           $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34            --                 --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09            --                 --             --        (3.36)%
      All contract charges                            --         1,478           $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60            --                 --             --        14.71%
      All contract charges                            --         1,301           $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88            --                 --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19            --                 --             --        40.57%
      All contract charges                            --         1,059           $ 96,907           0.00%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $122.73            --                 --             --        26.30%
      Highest contract charge 1.45% Class B      $114.42            --                 --             --        25.10%
      All contract charges                            --           394           $ 45,428           0.82%          --
2012  Lowest contract charge 0.50% Class B       $ 97.17            --                 --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46            --                 --             --        17.60%
      All contract charges                            --           379           $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83            --                 --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77            --                 --             --        (9.62)%
      All contract charges                            --           375           $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69            --                 --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05            --                 --             --         6.42%
      All contract charges                            --           363           $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47            --                 --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86            --                 --             --        28.15%
      All contract charges                            --           345           $ 27,972           1.63%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $175.81            --                 --             --        34.85%
      Highest contract charge 1.34% Class B      $162.58            --                 --             --        33.71%
      All contract charges                            --           160           $ 25,154           1.01%          --
2012  Lowest contract charge 0.50% Class B       $130.37            --                 --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59            --                 --             --        11.36%
      All contract charges                            --           161           $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40            --                 --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19            --                 --             --        (4.12)%
      All contract charges                            --           177           $ 18,894           0.73%          --
2010  Lowest contract charge 0.50% Class B       $120.05            --                 --             --        12.50%
      Highest contract charge 1.45% Class B      $113.09            --                 --             --        11.43%
      All contract charges                            --           206           $ 22,949           0.73%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
2009  Lowest contract charge 0.50% Class B                $106.71            --                 --             --        31.77%
      Highest contract charge 1.45% Class B               $101.49            --                 --             --        30.52%
      All contract charges                                     --           207           $ 20,745           0.00%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B                $182.55            --                 --             --        38.38%
      Highest contract charge 1.45% Class B               $164.57            --                 --             --        37.06%
      All contract charges                                     --         1,169           $197,650           0.00%          --
2012  Lowest contract charge 0.50% Class B                $131.92            --                 --             --        19.83%
      Highest contract charge 1.45% Class B               $120.07            --                 --             --        18.68%
      All contract charges                                     --         1,067           $131,515           0.01%          --
2011  Lowest contract charge 0.50% Class B                $110.09            --                 --             --        (6.34)%
      Highest contract charge 1.45% Class B               $101.17            --                 --             --        (7.23)%
      All contract charges                                     --           930           $ 96,316           0.00%          --
2010  Lowest contract charge 0.50% Class B                $117.54            --                 --             --        16.70%
      Highest contract charge 1.45% Class B               $109.06            --                 --             --        15.59%
      All contract charges                                     --           661           $ 73,829           0.01%          --
2009  Lowest contract charge 0.50% Class B                $100.72            --                 --             --        39.60%
      Highest contract charge 1.45% Class B               $ 94.35            --                 --             --        38.26%
      All contract charges                                     --           484           $ 46,515           0.19%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $154.96            --                 --             --        30.30%
      Highest contract charge 1.45% Service Class 2       $132.61            --                 --             --        29.05%
      All contract charges                                     --         1,341           $215,365           0.93%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.93            --                 --             --        15.57%
      Highest contract charge 1.45% Service Class 2       $102.76            --                 --             --        14.46%
      All contract charges                                     --         1,056           $131,733           1.35%          --
2011  Lowest contract charge 0.50% Service Class 2        $102.91            --                 --             --        (3.27)%
      Highest contract charge 1.45% Service Class 2       $ 89.78            --                 --             --        (7.73)%
      All contract charges                                     --           650           $ 71,089           1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (d)    $117.81            --                 --             --        12.48%
      Highest contract charge 1.34% Service Class 2 (d)   $117.57            --                 --             --        12.28%
      All contract charges                                     --           147           $ 16,900           2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class 2        $153.07            --                 --             --        27.19%
      Highest contract charge 1.20% Service Class 2       $149.13            --                 --             --        26.30%
      All contract charges                                     --            27           $  4,066           2.84%          --
2012  Lowest contract charge 0.50% Service Class 2        $120.35            --                 --             --        16.47%
      Highest contract charge 1.20% Service Class 2       $118.08            --                 --             --        15.64%
      All contract charges                                     --            17           $  1,911           4.38%          --
2011  Lowest contract charge 0.90% Service Class 2        $102.63            --                 --             --        (0.25)%
      Highest contract charge 1.20% Service Class 2       $102.11            --                 --             --        (0.55)%
      All contract charges                                     --             6           $    659           3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $102.89            --                 --             --         3.37%
      Highest contract charge 1.20% Service Class 2 (d)   $102.67            --                 --             --         3.16%
      All contract charges                                     --             2           $    192           3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2013  Lowest contract charge 0.90% Service Class 2        $152.11            --                 --             --        34.65%
      Highest contract charge 1.20% Service Class 2       $150.41            --                 --             --        34.23%
      All contract charges                                     --           106           $ 15,878           0.33%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2012  Lowest contract charge 0.90% Service Class 2        $112.97           --                  --             --        13.53%
      Highest contract charge 1.20% Service Class 2       $112.05           --                  --             --        13.18%
      All contract charges                                     --           67             $ 7,525           0.50%          --
2011  Lowest contract charge 0.90% Service Class 2        $ 99.51           --                  --             --       (11.65)%
      Highest contract charge 1.20% Service Class 2       $ 99.00           --                  --             --       (11.91)%
      All contract charges                                     --           39             $ 3,930           0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $112.63           --                  --             --        13.50%
      Highest contract charge 1.20% Service Class 2 (d)   $112.39           --                  --             --        13.27%
      All contract charges                                     --           13             $ 1,569           0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $155.82           --                  --             --        31.89%
      Highest contract charge 1.45% Service Class 2       $130.80           --                  --             --        30.64%
      All contract charges                                     --          175             $24,067           0.75%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.14           --                  --             --        17.59%
      Highest contract charge 1.45% Service Class 2       $100.12           --                  --             --        16.46%
      All contract charges                                     --          104             $10,957           1.38%          --
2011  Lowest contract charge 0.70% Service Class 2        $ 86.38           --                  --             --       (11.80)%
      Highest contract charge 1.34% Service Class 2       $ 86.03           --                  --             --       (12.14)%
      All contract charges                                     --           43             $ 3,873           1.38%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $107.80           --                  --             --         7.99%
      Highest contract charge 1.20% Service Class 2 (d)   $107.57           --                  --             --         7.77%
      All contract charges                                     --            3             $   377           1.16%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Series II              $140.23           --                  --             --        30.11%
      Highest contract charge 1.20% Series II             $136.62           --                  --             --        29.19%
      All contract charges                                     --           25             $ 3,550           2.61%          --
2012  Lowest contract charge 0.50% Series II              $107.78           --                  --             --        17.78%
      Highest contract charge 1.20% Series II             $105.75           --                  --             --        16.94%
      All contract charges                                     --            7             $   724           2.26%          --
2011  Lowest contract charge 1.00% Series II (f)          $ 90.74           --                  --             --        (8.50)%
      Highest contract charge 1.20% Series II (f)         $ 90.43           --                  --             --        (8.63)%
      All contract charges                                     --            2             $   139           0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II              $133.74           --                  --             --         1.92%
      Highest contract charge 1.45% Series II             $111.42           --                  --             --         0.95%
      All contract charges                                     --          326             $42,220           3.92%          --
2012  Lowest contract charge 0.50% Series II              $131.22           --                  --             --        27.21%
      Highest contract charge 1.45% Series II             $110.37           --                  --             --        25.99%
      All contract charges                                     --          237             $30,273           0.52%          --
2011  Lowest contract charge 0.50% Series II              $103.15           --                  --             --        (7.20)%
      Highest contract charge 1.45% Series II             $ 87.60           --                  --             --       (11.03)%
      All contract charges                                     --          118             $12,045           4.79%          --
2010  Lowest contract charge 0.70% Series II (d)          $109.44           --                  --             --         5.19%
      Highest contract charge 1.34% Series II (d)         $109.21           --                  --             --         5.00%
      All contract charges                                     --           33             $ 3,634           1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II              $118.07           --                  --             --         6.24%
      Highest contract charge 1.34% Series II             $115.46           --                  --             --         5.34%
      All contract charges                                     --          167             $19,329           5.32%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2012  Lowest contract charge 0.50% Series II        $111.14           --                  --             --        16.38%
      Highest contract charge 1.34% Series II       $109.61           --                  --             --        15.39%
      All contract charges                               --          115             $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (g)    $ 95.38           --                  --             --        (4.60)%
      Highest contract charge 1.34% Series II (g)   $ 94.99           --                  --             --        (4.97)%
      All contract charges                               --           28             $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II        $137.93           --                  --             --        18.12%
      Highest contract charge 1.45% Series II       $115.26           --                  --             --        17.00%
      All contract charges                               --          256             $31,602           1.12%          --
2012  Lowest contract charge 0.50% Series II        $116.77           --                  --             --        14.68%
      Highest contract charge 1.45% Series II       $ 98.51           --                  --             --        13.57%
      All contract charges                               --          185             $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II        $ 87.16           --                  --             --       (10.41)%
      Highest contract charge 1.34% Series II       $ 86.80           --                  --             --       (10.76)%
      All contract charges                               --           89             $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (d)    $109.72           --                  --             --        11.11%
      Highest contract charge 1.20% Series II (d)   $109.49           --                  --             --        10.89%
      All contract charges                               --           12             $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II        $137.13           --                  --             --        27.82%
      Highest contract charge 1.34% Series II       $146.29           --                  --             --        26.75%
      All contract charges                               --           93             $13,303           0.54%          --
2012  Lowest contract charge 0.50% Series II        $117.72           --                  --             --        10.06%
      Highest contract charge 1.34% Series II       $115.42           --                  --             --         9.13%
      All contract charges                               --           85             $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II        $106.96           --                  --             --        (6.97)%
      Highest contract charge 1.34% Series II       $105.76           --                  --             --        (7.75)%
      All contract charges                               --           67             $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (d)    $114.89           --                  --             --         9.90%
      Highest contract charge 1.34% Series II (d)   $114.65           --                  --             --         9.70%
      All contract charges                               --           16             $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Series II        $188.18           --                  --             --        36.13%
      Highest contract charge 1.34% Series II       $184.17           --                  --             --        35.24%
      All contract charges                               --           43             $ 7,508           0.00%          --
2012  Lowest contract charge 0.70% Series II        $138.24           --                  --             --        12.86%
      Highest contract charge 1.34% Series II       $136.18           --                  --             --        12.14%
      All contract charges                               --           35             $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II        $122.49           --                  --             --        (1.68)%
      Highest contract charge 1.34% Series II       $121.44           --                  --             --        (2.31)%
      All contract charges                               --           33             $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (d)    $124.58           --                  --             --        17.58%
      Highest contract charge 1.34% Series II (d)   $124.31           --                  --             --        17.37%
      All contract charges                               --            5             $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares    $132.33           --                  --             --        27.12%
      Highest contract charge 1.45% Common Shares   $109.25           --                  --             --        25.91%
      All contract charges                               --          240             $33,769           0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP ENERGY (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares        $104.10            --                 --             --         0.86%
      Highest contract charge 1.45% Common Shares       $ 86.77            --                 --             --        (0.10)%
      All contract charges                                   --           195           $ 21,721           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $103.21            --                 --             --        (9.53)%
      Highest contract charge 1.45% Common Shares       $ 86.86            --                 --             --       (12.04)%
      All contract charges                                   --           143           $ 16,122           0.00%          --
2010  Lowest contract charge 0.70% Common Shares (d)    $128.82            --                 --             --        24.79%
      Highest contract charge 1.34% Common Shares (d)   $128.55            --                 --             --        24.57%
      All contract charges                                   --            29           $  3,760           0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $144.79            --                 --             --         9.95%
      Highest contract charge 1.45% Common Shares       $125.08            --                 --             --         8.90%
      All contract charges                                   --           949           $134,006           4.77%          --
2012  Lowest contract charge 0.50% Common Shares        $131.69            --                 --             --        18.04%
      Highest contract charge 1.45% Common Shares       $114.86            --                 --             --        16.92%
      All contract charges                                   --           683           $ 88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares        $111.56            --                 --             --         4.73%
      Highest contract charge 1.34% Common Shares       $110.31            --                 --             --         3.85%
      All contract charges                                   --           301           $ 33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (e)    $106.45            --                 --             --         4.86%
      Highest contract charge 1.34% Common Shares (e)   $106.22            --                 --             --         4.67%
      All contract charges                                   --            53           $  5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $131.72            --                 --             --        29.29%
      Highest contract charge 1.45% Common Shares       $128.43            --                 --             --        28.06%
      All contract charges                                   --           490           $ 63,271           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $101.88            --                 --             --        12.99%
      Highest contract charge 1.45% Common Shares       $100.29            --                 --             --        11.91%
      All contract charges                                   --           273           $ 27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (g)    $ 90.05            --                 --             --        (7.12)%
      Highest contract charge 1.34% Common Shares (g)   $ 89.68            --                 --             --        (7.48)%
      All contract charges                                   --            64           $  5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Common Shares        $150.20            --                 --             --        42.64%
      Highest contract charge 1.34% Common Shares       $116.08            --                 --             --        41.44%
      All contract charges                                   --            79           $ 10,227           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $ 83.22            --                 --             --         4.64%
      Highest contract charge 1.45% Common Shares       $ 81.92            --                 --             --         3.64%
      All contract charges                                   --            60           $  5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $ 79.53            --                 --             --       (16.05)%
      Highest contract charge 1.34% Common Shares       $ 79.10            --                 --             --       (16.49)%
      All contract charges                                   --            32           $  2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (d)    $112.82            --                 --             --        13.52%
      Highest contract charge 1.20% Common Shares (d)   $112.58            --                 --             --        13.30%
      All contract charges                                   --             2           $    268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Shares       $110.67            --                 --             --        (1.73)%
      Highest contract charge 1.45% Service Shares      $ 96.13            --                 --             --        (2.67)%
      All contract charges                                   --         1,075           $116,148           1.54%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(CONTINUED)
2012  Lowest contract charge 0.50% Service Shares        $112.62           --                  --             --        21.44%
      Highest contract charge 1.45% Service Shares       $ 98.77           --                  --             --        20.28%
      All contract charges                                    --          827            $ 91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares        $ 92.74           --                  --             --       (18.44)%
      Highest contract charge 1.45% Service Shares       $ 82.12           --                  --             --       (15.20)%
      All contract charges                                    --          499            $ 45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (e)    $113.71           --                  --             --         8.60%
      Highest contract charge 1.34% Service Shares (e)   $113.40           --                  --             --         8.34%
      All contract charges                                    --          144            $ 16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class         $152.45           --                  --             --        26.99%
      Highest contract charge 1.45% Service Class        $131.09           --                  --             --        25.78%
      All contract charges                                    --          817            $125,058           1.45%          --
2012  Lowest contract charge 0.50% Service Class         $120.05           --                  --             --        15.36%
      Highest contract charge 1.45% Service Class        $104.22           --                  --             --        14.25%
      All contract charges                                    --          507            $ 61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class         $108.65           --                  --             --        (2.46)%
      Highest contract charge 1.34% Service Class        $107.72           --                  --             --        (3.09)%
      All contract charges                                    --          281            $ 29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (d)     $111.39           --                  --             --         7.84%
      Highest contract charge 1.34% Service Class (d)    $111.16           --                  --             --         7.65%
      All contract charges                                    --           55            $  6,102           0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Service Class         $177.69           --                  --             --        29.14%
      Highest contract charge 1.34% Service Class        $173.91           --                  --             --        28.31%
      All contract charges                                    --           52            $  8,910           0.45%          --
2012  Lowest contract charge 0.70% Service Class         $137.59           --                  --             --        15.87%
      Highest contract charge 1.34% Service Class        $135.54           --                  --             --        15.12%
      All contract charges                                    --           40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class         $118.75           --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class        $117.74           --                  --             --        (0.98)%
      All contract charges                                    --           22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (e)     $119.15           --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (e)    $118.90           --                  --             --        11.90%
      All contract charges                                    --            3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Service Class         $171.04           --                  --             --        30.55%
      Highest contract charge 1.34% Service Class        $168.53           --                  --             --        29.98%
      All contract charges                                    --           66            $ 10,673           0.97%          --
2012  Lowest contract charge 0.90% Service Class         $131.01           --                  --             --        17.76%
      Highest contract charge 1.34% Service Class        $129.66           --                  --             --        17.23%
      All contract charges                                    --           50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class         $111.25           --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class        $110.60           --                  --             --        (3.72)%
      All contract charges                                    --           32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (d)     $115.04           --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (d)    $114.87           --                  --             --         9.20%
      All contract charges                                    --           16            $  1,748           0.00%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class        $182.92            --                 --             --        34.05%
      Highest contract charge 1.45% Service Class       $138.26            --                 --             --        32.76%
      All contract charges                                   --           170           $ 30,430           0.00%          --
2012  Lowest contract charge 0.50% Service Class        $136.46            --                 --             --        13.69%
      Highest contract charge 1.45% Service Class       $104.14            --                 --             --        12.61%
      All contract charges                                   --           137           $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class        $120.03            --                 --             --         0.55%
      Highest contract charge 1.45% Service Class       $ 92.48            --                 --             --        (3.74)%
      All contract charges                                   --            80           $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (e)    $119.29            --                 --             --        11.34%
      Highest contract charge 1.34% Service Class (e)   $119.04            --                 --             --        11.14%
      All contract charges                                   --            16           $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Service Class        $124.67            --                 --             --        19.74%
      Highest contract charge 1.45% Service Class       $125.44            --                 --             --        18.46%
      All contract charges                                   --           429           $ 66,413           2.24%          --
2012  Lowest contract charge 0.40% Service Class (i)    $104.12            --                 --             --         3.92%
      Highest contract charge 1.45% Service Class       $105.89            --                 --             --        11.57%
      All contract charges                                   --           316           $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class        $117.74            --                 --             --         5.98%
      Highest contract charge 1.45% Service Class       $ 94.91            --                 --             --        (3.94)%
      All contract charges                                   --           175           $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (e)    $111.03            --                 --             --         9.36%
      Highest contract charge 1.34% Service Class (e)   $110.79            --                 --             --         9.16%
      All contract charges                                   --            19           $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A              $118.05            --                 --             --        36.24%
      Highest contract charge 1.45% Class A             $101.08            --                 --             --        35.21%
      All contract charges                                   --         5,230           $612,296           0.11%          --
2012  Lowest contract charge 0.50% Class A              $106.13            --                 --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76            --                 --             --        12.56%
      All contract charges                                   --         5,853           $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39            --                 --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42            --                 --             --        (7.42)%
      All contract charges                                   --         6,544           $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90            --                 --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74            --                 --             --        16.19%
      All contract charges                                   --         7,304           $598,009           0.87%          --
2009  Lowest contract charge 0.50% Class A              $ 85.16            --                 --             --        36.94%
      Highest contract charge 1.45% Class A             $ 61.74            --                 --             --        35.63%
      All contract charges                                   --         7,754           $543,315           0.40%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B              $108.55            --                 --             --        36.46%
      Highest contract charge 1.30% Class B             $135.04            --                 --             --        35.38%
      All contract charges                                   --           248           $ 26,270           0.11%          --
2012  Lowest contract charge 0.50% Class B              $ 79.55            --                 --             --        13.64%
      Highest contract charge 1.30% Class B             $ 99.75            --                 --             --        12.74%
      All contract charges                                   --           268           $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B              $ 70.00            --                 --             --        (6.75)%
      Highest contract charge 1.30% Class B             $ 88.48            --                 --             --        (7.49)%
      All contract charges                                   --           303           $ 20,908           0.15%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.07           --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64           --                  --             --        16.10%
      All contract charges                            --          367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15           --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38           --                  --             --        35.52%
      All contract charges                            --          279            $ 17,675           0.40%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 98.80           --                  --             --        (2.75)%
      Highest contract charge 1.45% Class B      $141.01           --                  --             --        (3.77)%
      All contract charges                            --          946            $134,945           1.53%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.59           --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53           --                  --             --         3.94%
      All contract charges                            --          985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17           --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97           --                  --             --         4.28%
      All contract charges                            --          844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39           --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19           --                  --             --         4.66%
      All contract charges                            --          818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47           --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17           --                  --             --         6.74%
      All contract charges                            --          666            $ 86,980           3.57%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $160.59           --                  --             --        17.56%
      Highest contract charge 1.45% Class B      $143.12           --                  --             --        16.44%
      All contract charges                            --          409            $ 59,491           1.18%          --
2012  Lowest contract charge 0.50% Class B       $136.60           --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91           --                  --             --        16.03%
      All contract charges                            --          442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60           --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93           --                  --             --       (19.17)%
      All contract charges                            --          489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88           --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06           --                  --             --         5.40%
      All contract charges                            --          552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26           --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34           --                  --             --        28.04%
      All contract charges                            --          597            $ 74,900           1.59%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.09           --                  --             --        33.59%
      Highest contract charge 1.45% Class B      $148.02           --                  --             --        32.31%
      All contract charges                            --           96            $ 14,367           0.63%          --
2012  Lowest contract charge 0.50% Class B       $124.33           --                  --             --        13.94%
      Highest contract charge 1.45% Class B      $111.87           --                  --             --        12.84%
      All contract charges                            --          108            $ 12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B       $109.12           --                  --             --        (7.81)%
      Highest contract charge 1.45% Class B      $ 99.14           --                  --             --        (8.69)%
      All contract charges                            --          125            $ 12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B       $118.37           --                  --             --        10.98%
      Highest contract charge 1.45% Class B      $108.58           --                  --             --         9.93%
      All contract charges                            --          137            $ 15,023           0.26%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2009    Lowest contract charge 0.50% Class B     $106.66           --                  --             --        31.86%
        Highest contract charge 1.45% Class B    $ 98.77           --                  --             --        30.58%
        All contract charges                          --          150             $15,024           1.43%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $188.13           --                  --             --        31.48%
        Highest contract charge 1.45% Class B    $167.67           --                  --             --        30.23%
        All contract charges                          --          339             $57,525           1.49%          --
2012    Lowest contract charge 0.50% Class B     $143.09           --                  --             --        15.00%
        Highest contract charge 1.45% Class B    $128.75           --                  --             --        13.89%
        All contract charges                          --          368             $48,051           1.18%          --
2011    Lowest contract charge 0.50% Class B     $124.43           --                  --             --        (6.00)%
        Highest contract charge 1.45% Class B    $113.05           --                  --             --        (6.89)%
        All contract charges                          --          414             $47,447           0.98%          --
2010    Lowest contract charge 0.50% Class B     $132.37           --                  --             --        12.22%
        Highest contract charge 1.45% Class B    $121.41           --                  --             --        11.51%
        All contract charges                          --          468             $57,445           0.87%          --
2009    Lowest contract charge 0.50% Class B     $117.95           --                  --             --        22.65%
        Highest contract charge 1.45% Class B    $108.88           --                  --             --        21.09%
        All contract charges                          --          507             $55,659           1.87%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.70% to 1.45%*
2013    Lowest contract charge 0.70% Class B     $182.04           --                  --             --        39.20%
        Highest contract charge 1.45% Class B    $166.20           --                  --             --        38.13%
        All contract charges                          --          489             $83,389           0.00%          --
2012    Lowest contract charge 0.70% Class B     $130.78           --                  --             --        14.64%
        Highest contract charge 1.45% Class B    $120.32           --                  --             --        13.78%
        All contract charges                          --          511             $62,998           0.00%          --
2011    Lowest contract charge 0.70% Class B     $114.08           --                  --             --        (8.53)%
        Highest contract charge 1.45% Class B    $105.75           --                  --             --        (9.22)%
        All contract charges                          --          573             $61,816           0.00%          --
2010    Lowest contract charge 0.50% Class B     $127.00           --                  --             --        26.24%
        Highest contract charge 1.45% Class B    $116.49           --                  --             --        25.04%
        All contract charges                          --          642             $76,165           0.00%          --
2009    Lowest contract charge 0.50% Class B     $100.60           --                  --             --        41.07%
        Highest contract charge 1.45% Class B    $ 93.16           --                  --             --        39.71%
        All contract charges                          --          679             $64,442           0.00%          --
MULTIMANAGER MID CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $218.80           --                  --             --        34.92%
        Highest contract charge 1.45% Class B    $194.99           --                  --             --        33.63%
        All contract charges                          --          355             $69,948           0.36%          --
2012    Lowest contract charge 0.50% Class B     $162.17           --                  --             --        14.24%
        Highest contract charge 1.45% Class B    $145.92           --                  --             --        13.14%
        All contract charges                          --          386             $56,917           0.36%          --
2011    Lowest contract charge 0.50% Class B     $141.96           --                  --             --       (13.77)%
        Highest contract charge 1.45% Class B    $128.97           --                  --             --       (14.58)%
        All contract charges                          --          440             $57,115           0.02%          --
2010    Lowest contract charge 0.50% Class B     $164.62           --                  --             --        24.29%
        Highest contract charge 1.45% Class B    $150.99           --                  --             --        23.10%
        All contract charges                          --          487             $74,122           0.77%          --
2009    Lowest contract charge 0.50% Class B     $132.45           --                  --             --        43.64%
        Highest contract charge 1.45% Class B    $122.66           --                  --             --        42.28%
        All contract charges                          --          487             $60,246           3.10%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $117.13           --                  --             --        (1.70)%
      Highest contract charge 1.45% Class A   $ 96.89           --                  --             --        (2.45)%
      All contract charges                         --          476            $ 78,335           3.40%          --
2012  Lowest contract charge 0.50% Class A    $102.94           --                  --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32           --                  --             --         3.80%
      All contract charges                         --          520            $ 87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22           --                  --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68           --                  --             --         3.81%
      All contract charges                         --          546            $ 88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72           --                  --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17           --                  --             --         5.35%
      All contract charges                         --          586            $ 92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11           --                  --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49           --                  --             --         8.32%
      All contract charges                         --          599            $ 89,248           4.66%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $131.54           --                  --             --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68           --                  --             --        (2.15)%
      All contract charges                         --          275            $ 28,502           3.40%          --
2012  Lowest contract charge 0.50% Class B    $133.36           --                  --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76           --                  --             --         3.96%
      All contract charges                         --          300            $ 31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26           --                  --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07           --                  --             --         3.72%
      All contract charges                         --          289            $ 29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72           --                  --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73           --                  --             --         5.26%
      All contract charges                         --          305            $ 30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73           --                  --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24           --                  --             --         8.23%
      All contract charges                         --          277            $ 26,252           4.66%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $185.94           --                  --             --        47.03%
      Highest contract charge 1.45% Class B   $170.19           --                  --             --        45.64%
      All contract charges                         --          340            $ 57,990           0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46           --                  --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86           --                  --             --         9.76%
      All contract charges                         --          327            $ 38,523           0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12           --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47           --                  --             --       (16.90)%
      All contract charges                         --          365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B    $136.02           --                  --             --        27.01%
      Highest contract charge 1.45% Class B   $128.13           --                  --             --        25.81%
      All contract charges                         --          410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B    $107.09           --                  --             --        33.86%
      Highest contract charge 1.45% Class B   $101.85           --                  --             --        32.58%
      All contract charges                         --          429            $ 43,863           0.00%
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $269.12           --                  --             --        42.01%
      Highest contract charge 1.45% Class B   $195.43           --                  --             --        40.65%
      All contract charges                         --          592            $148,120           0.55%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2012  Lowest contract charge 0.50% Class B              $189.51            --                 --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95            --                 --             --        15.08%
      All contract charges                                   --           629           $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11            --                 --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74            --                 --             --       (10.34)%
      All contract charges                                   --           696           $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17            --                 --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66            --                 --             --        22.70%
      All contract charges                                   --           783           $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43            --                 --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75            --                 --             --        24.59%
      All contract charges                                   --           853           $119,151           1.05%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B              $182.43            --                 --             --        34.91%
      Highest contract charge 1.45% Class B             $162.58            --                 --             --        33.62%
      All contract charges                                   --           829           $137,447           0.00%          --
2012  Lowest contract charge 0.50% Class B              $135.22            --                 --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67            --                 --             --        11.78%
      All contract charges                                   --           919           $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81            --                 --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85            --                 --             --        (6.20)%
      All contract charges                                   --           978           $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51            --                 --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04            --                 --             --        16.00%
      All contract charges                                   --         1,075           $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02            --                 --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03            --                 --             --        56.15%
      All contract charges                                   --         1,128           $114,338           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class        $160.94            --                 --             --        30.78%
      Highest contract charge 1.20% Service Class       $156.80            --                 --             --        29.87%
      All contract charges                                   --             7           $  1,126           0.86%          --
2012  Lowest contract charge 0.50% Service Class        $123.06            --                 --             --        16.02%
      Highest contract charge 1.20% Service Class       $120.74            --                 --             --        15.20%
      All contract charges                                   --             4           $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class        $106.07            --                 --             --        (0.80)%
      Highest contract charge 1.20% Service Class       $104.81            --                 --             --        (1.50)%
      All contract charges                                   --             2           $    187           0.41%          --
2010  Lowest contract charge 1.20% Service Class (d)    $106.41            --                 --             --         7.17%
      Highest contract charge 1.20% Service Class (d)   $106.41            --                 --             --         7.17%
      All contract charges                                   --            --           $     52           0.00%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Advisor Class        $101.07            --                 --             --       (15.14)%
      Highest contract charge 1.20% Advisor Class       $ 98.47            --                 --             --       (15.74)%
      All contract charges                                   --            48           $  4,781           1.55%          --
2012  Lowest contract charge 0.50% Advisor Class        $119.10            --                 --             --         4.59%
      Highest contract charge 1.20% Advisor Class       $116.86            --                 --             --         3.86%
      All contract charges                                   --            31           $  3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class        $113.87            --                 --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class       $112.52            --                 --             --        (8.65)%
      All contract charges                                   --            16           $  1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (d)    $123.43            --                 --             --        22.88%
      Highest contract charge 1.20% Advisor Class (d)   $123.17            --                 --             --        22.63%
      All contract charges                                   --             4           $    561          11.03%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2013  Lowest contract charge 0.50% Class B    $127.99           --                  --             --        13.50%
      Highest contract charge 1.35% Class B   $120.20           --                  --             --        12.53%
      All contract charges                         --          211             $25,198           1.39%          --
2012  Lowest contract charge 0.50% Class B    $112.77           --                  --             --        10.31%
      Highest contract charge 1.35% Class B   $106.82           --                  --             --         9.37%
      All contract charges                         --          208             $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B    $102.23           --                  --             --        (3.30)%
      Highest contract charge 1.35% Class B   $ 97.67           --                  --             --        (4.13)%
      All contract charges                         --          217             $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B    $105.72           --                  --             --        10.17%
      Highest contract charge 1.45% Class B   $101.43           --                  --             --         9.12%
      All contract charges                         --          202             $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B    $ 95.96           --                  --             --        19.71%
      Highest contract charge 1.45% Class B   $ 92.95           --                  --             --        18.56%
      All contract charges                         --          171             $15,922           4.64%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $131.46           --                  --             --        18.51%
      Highest contract charge 1.45% Class B   $122.55           --                  --             --        17.37%
      All contract charges                         --          367             $45,631           1.35%          --
2012  Lowest contract charge 0.50% Class B    $110.93           --                  --             --        12.28%
      Highest contract charge 1.45% Class B   $104.41           --                  --             --        11.22%
      All contract charges                         --          333             $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B    $ 98.80           --                  --             --        (4.38)%
      Highest contract charge 1.45% Class B   $ 93.88           --                  --             --        (5.30)%
      All contract charges                         --          306             $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B    $103.33           --                  --             --        11.38%
      Highest contract charge 1.45% Class B   $ 99.13           --                  --             --        10.32%
      All contract charges                         --          272             $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B    $ 92.77           --                  --             --        22.58%
      Highest contract charge 1.45% Class B   $ 89.86           --                  --             --        21.42%
      All contract charges                         --          222             $20,037           4.87%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $133.60           --                  --             --        21.64%
      Highest contract charge 1.45% Class B   $124.55           --                  --             --        20.49%
      All contract charges                         --          333             $41,685           1.35%          --
2012  Lowest contract charge 0.50% Class B    $109.83           --                  --             --        13.54%
      Highest contract charge 1.45% Class B   $103.37           --                  --             --        12.46%
      All contract charges                         --          295             $30,826           1.51%          --
2011  Lowest contract charge 0.70% Class B    $ 95.70           --                  --             --        (5.31)%
      Highest contract charge 1.45% Class B   $ 91.92           --                  --             --        (6.03)%
      All contract charges                         --          258             $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B    $101.96           --                  --             --        12.16%
      Highest contract charge 1.45% Class B   $ 97.82           --                  --             --        11.09%
      All contract charges                         --          219             $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B    $ 90.90           --                  --             --        24.93%
      Highest contract charge 1.45% Class B   $ 88.05           --                  --             --        23.74%
      All contract charges                         --          169             $14,876           4.83%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $132.29           --                  --             --        24.34%
      Highest contract charge 1.45% Class B   $125.15           --                  --             --        23.41%
      All contract charges                         --          245             $30,986           1.35%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
TARGET 2045 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.70% Class B               $106.39           --                  --             --        14.62%
      Highest contract charge 1.45% Class B              $101.41           --                  --             --        13.75%
      All contract charges                                    --          213             $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B               $ 92.82           --                  --             --        (6.19)%
      Highest contract charge 1.45% Class B              $ 89.15           --                  --             --        (6.90)%
      All contract charges                                    --          179             $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B               $ 99.81           --                  --             --        12.71%
      Highest contract charge 1.45% Class B              $ 95.76           --                  --             --        11.65%
      All contract charges                                    --          147             $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B               $ 88.55           --                  --             --        27.14%
      Highest contract charge 1.45% Class B              $ 85.77           --                  --             --        25.91%
      All contract charges                                    --          117             $10,042           4.83%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class 2               $119.67           --                  --             --         1.12%
      Highest contract charge 1.20% Class 2              $116.59           --                  --             --         0.40%
      All contract charges                                    --          232             $27,077           4.73%          --
2012  Lowest contract charge 0.50% Class 2               $118.35           --                  --             --        14.49%
      Highest contract charge 1.20% Class 2              $116.12           --                  --             --        13.69%
      All contract charges                                    --          135             $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2               $103.02           --                  --             --        (1.56)%
      Highest contract charge 1.20% Class 2              $102.14           --                  --             --        (2.06)%
      All contract charges                                    --           65             $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (d)           $104.51           --                  --             --         4.37%
      Highest contract charge 1.20% Class 2 (d)          $104.29           --                  --             --         4.16%
      All contract charges                                    --           19             $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class S Shares        $ 93.89           --                  --             --         9.75%
      Highest contract charge 1.34% Class S Shares       $ 91.81           --                  --             --         8.82%
      All contract charges                                    --          202             $18,656           0.46%          --
2012  Lowest contract charge 0.50% Class S Shares        $ 85.55           --                  --             --         2.59%
      Highest contract charge 1.34% Class S Shares       $ 84.37           --                  --             --         1.72%
      All contract charges                                    --          164             $13,909           0.00%          --
2011  Lowest contract charge 0.50% Class S Shares (g)    $ 83.39           --                  --             --       (16.43)%
      Highest contract charge 1.34% Class S Shares (g)   $ 82.94           --                  --             --       (16.86)%
      All contract charges                                    --           76             $ 6,314           0.00%          --

   ----------
  (a)Units were made available on July 10, 2009.
  (b)Units were made available on September 18, 2009.
  (c)Units were made available on September 30, 2009.
  (d)Units were made available on May 3, 2010.
  (e)Units were made available on September 20, 2010.
  (f)Units were made available on May 2, 2011.
  (g)Units were made available on May 20, 2011.
  (h)Units were made available on June 8, 2012.
  (i)Units were made available on August 17, 2012.
  (j)Units were made available on May 20, 2013.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-145

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2014 TO THE MAY 1, 2014 PROSPECTUS FOR EQUI-VEST(R) AT RETIREMENT/SM/


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "prospectus"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding the variable investment options that are available for all EQUI-VEST(R) At Retirement/SM/ contracts issued prior to July 20, 2009. For contracts issued prior to July 20, 2009, the variable investment options described in your prospectus are not available. The guaranteed interest option and the fixed maturity options described in your prospectus will continue to be available.

Because of the changes to the variable investment options available under the contract, certain features not described in your prospectus will be available. We detail those changes in this Supplement.

CHANGES TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER EQUI-VEST(R) AT RETIREMENT/SM/

For contracts issued prior to July 20, 2009, your EQUI-VEST(R) At Retirement/SM/ contract allows you to invest in one or more of the variable investment options described in this Supplement. These variable investment options invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. There is a list of these portfolios later in this Supplement.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. PLEASE SEE THE PROSPECTUS FOR AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS.

                              -------------------

Please note that from here forward, the section headings in this Supplement correspond to the section headings in your prospectus.

WHAT IS EQUI-VEST(R) AT RETIREMENT/SM/?

1. The variable investment options shown on the cover page of the prospectus are not available. You may select from one or more of the following variable investment options:


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 FIXED INCOME
-----------------------------------------------------------------------------------------------
.. AXA Conservative Allocation                   . EQ/Global Bond PLUS
.. AXA Conservative-Plus Allocation              . EQ/Intermediate Government Bond
.. AXA/Franklin Balanced Managed Volatility/(1)/ . EQ/Money Market
.. Charter/SM/ Multi-Sector Bond/(1)/            . EQ/PIMCO Ultra Short Bond
.. EQ/Core Bond Index                            . EQ/Quality Bond PLUS
                                                . Multimanager Core Bond/(3)/
-----------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-----------------------------------------------------------------------------------------------
.. AXA Aggressive Allocation                     . EQ/Davis New York Venture/(2)/
.. AXA Large Cap Core Managed Volatility/(1)/    . EQ/Equity 500 Index
.. AXA Large Cap Growth Managed Volatility/(1)/  . EQ/Equity Growth PLUS/(2)/
.. AXA Large Cap Value Managed Volatility/(1)/   . EQ/GAMCO Mergers and Acquisitions
.. AXA Mid Cap Value Managed Volatility/(1)/     . EQ/GAMCO Small Company Value
.. AXA Moderate-Plus Allocation                  . EQ/Invesco Comstock
.. AXA Mutual Large Cap Equity Managed           . EQ/JPMorgan Value Opportunities
  Volatility/(1)/                               . EQ/Large Cap Growth Index
.. AXA Templeton Global Equity Managed           . EQ/Large Cap Value Index
  Volatility/(1)/                               . EQ/Lord Abbett Large Cap Core/(2)/
.. AXA/Franklin Small Cap Value Managed          . EQ/Mid Cap Index
  Volatility/(1)/                               . EQ/Montag & Caldwell Growth
.. AXA/Franklin Templeton Allocation Managed     . EQ/Morgan Stanley Mid Cap Growth
  Volatility/(1)/                               . EQ/Small Company Index
.. Charter/SM/ Small Cap Growth/(1)/             . EQ/T.Rowe Price Growth Stock
.. Charter/SM/ Small Cap Value/(1)/              . EQ/UBS Growth and Income
.. EQ/AllianceBernstein Small Cap Growth         . EQ/Wells Fargo Omega Growth
.. EQ/BlackRock Basic Value Equity               . Multimanager Aggressive Equity/(3)/
.. EQ/Boston Advisors Equity Income              . Multimanager Large Cap Core Equity/(2)/
.. EQ/Calvert Socially Responsible               . Multimanager Large Cap Value/(2)/
.. EQ/Capital Guardian Research                  . Multimanager Mid Cap Growth/(3)/
.. EQ/Common Stock Index                         . Multimanager Mid Cap Value/(3)/
                                                . Multimanager Technology/(3)/
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-----------------------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility/(1)/     . EQ/International Equity Index
.. AXA International Core Managed                . EQ/MFS International Growth
  Volatility/(1)/                               . EQ/Oppenheimer Global
.. AXA International Value Managed               . Multimanager International Equity/(2)/
  Volatility/(1)/
-----------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-----------------------------------------------------------------------------------------------
.. AXA Moderate Allocation
-----------------------------------------------------------------------------------------------


(1)This is the variable investment option's new name, effective on or about June 13, 2014, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this supplement for the variable investment option's former name.
(2)Please see "Portfolios of the Trusts" later in this supplement regarding the planned merger of the portfolio in which this variable investment option invests, subject to shareholder approval.
(3)The variable investment option in which this portfolio invests will be reorganized as a portfolio of EQ Advisors Trust ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval. Please see "Portfolios of the Trusts" later in this supplement for more information.


Throughout your prospectus, all references to "the variable investment options" should be considered references to these variable investment options. All references to other individual portfolios available in the product should be disregarded, as they are not available.

2. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

                                             EQUI-VEST(R) At Retirement/SM/(IF)

                                                                        #611996

Fee table

--------------------------------------------------------------------------------

1. The Portfolio operating expense tables (and corresponding footnotes) in your prospectus are deleted and replaced with the following tables and footnotes:


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/        0.62%  1.81%
-------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Charter/SM/ Small Cap Growth Portfolio.


2. EXAMPLE

  The table in the Example in your prospectus is deleted and replaced with the following table:


------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                        N/A      $1,755  $2,741   $5,389   $459    $1,405    $2,391    $5,039
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                        N/A      $1,387  $2,138   $4,253   $334    $1,037    $1,788    $3,903
------------------------------------------------------------------------------------------------------------


3. CONDENSED FINANCIAL INFORMATION

  The information shown in Appendix I is deleted in its entirety and replaced with the information presented later in this Supplement under the heading "Appendix I: Condensed financial information".

CONTRACT FEATURES AND BENEFITS

1. WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


  If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the AXA Allocation portfolios and the AXA/Franklin Templeton Allocation Managed Volatility portfolio (the "permitted variable investment options").


2. PORTFOLIOS OF THE TRUSTS

  The information in this section of the prospectus is deleted in its entirety and replaced with the following:


     We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

     You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios.

     As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create and incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

     Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

     As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for a Portfolio. When market volatility is increasing above the specific thersholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

     The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

     Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment options restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility help us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA Volatility management strategy. This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

     Please see the underlying Portfolio Prospectuses for more information in general, as well as more information about AXA volatility management strategy. Please further note that certain other affiliated Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

     Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                        INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                             SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/         OBJECTIVE                                         AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.  .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                               Management Group, LLC
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                 INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                      SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/         OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.           .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                        Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,     .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                     Management Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and        .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                                Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and        .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital             Management Group, LLC
                     appreciation.
----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve a high total return through a             .   AXA Equitable Funds
  MULTI-SECTOR       combination of current income and capital appreciation.        Management Group, LLC
  BOND/(1)/
----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital./(+++)/       .   AXA Equitable Funds
  CAP GROWTH/(2)/                                                                   Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM /SMALL    Seeks to achieve long-term growth of capital./(+++)/       .   AXA Equitable Funds
  CAP VALUE/(3)/                                                                    Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  EQUITY/(+)/        in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   J.P. Morgan Investment
                                                                                    Management Inc.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  CAP CORE           emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
  EQUITY/(+)/        in the Portfolio.                                              Management Group, LLC
                                                                                .   Janus Capital Management,
                                                                                    LLC
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                   INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                        SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.     (check mark)
  CAP VALUE/(+)/      emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                      in the Portfolio.                                               Management Group, LLC
                                                                                  .   Institutional Capital LLC
                                                                                  .   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                  INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                        SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining prospects        .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    for capital appreciation with an emphasis on risk-adjusted      Management Group, LLC
  VOLATILITY/(4)/     returns and managing volatility in the Portfolio.           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   on risk-adjusted returns and managing volatility in the         Management Group, LLC
  VOLATILITY/(5)/     Portfolio.                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisory
                                                                                      Services, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily seeks  .   AXA Equitable Funds        (check mark)
  TEMPLETON           income.                                                         Management Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/(6)/
------------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY/(7)/     in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Morgan Stanley Investment
                                                                                      Management Inc.
                                                                                  .   Oppenheimer Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY/(8)/     in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   EARNEST Partners, LLC
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment Management
                                                                                  .   Hirayama Investments, LLC
                                                                                  .   WHV Investment Management
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                 INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                       SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term growth of    .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       income, accompanied by growth of capital with an               Management Group, LLC
  VOLATILITY/(9)/     emphasis on risk-adjusted returns and managing volatility  .   BlackRock Investment
                      in the Portfolio.                                              Management, LLC
                                                                                 .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY/(10)/    in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Capital Guardian Trust
                                                                                     Company
                                                                                 .   Institutional Capital LLC
                                                                                 .   Thornburg Investment
                                                                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY/(11)/    in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Marsico Capital
                                                                                     Management, LLC
                                                                                 .   T.Rowe Price Associates,
                                                                                     Inc.
                                                                                 .   Wells Capital Mangement,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
  VOLATILITY/(12)/    in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY/(13) /   in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Wellington Management
                                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR
 PORTFOLIO                                                                              SUB-ADVISER(S),
 NAME/(/*/)/           OBJECTIVE                                                        AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
AXA MUTUAL LARGE       Seeks to achieve capital appreciation, which may                 .   AXA Equitable Funds
  CAP EQUITY           occasionally be short-term, with an emphasis on risk-                Management Group, LLC
  MANAGED              adjusted returns and managing volatility in the Portfolio.       .   BlackRock Investment
  VOLATILITY/(14)/                                                                          Management, LLC
                                                                                        .   Franklin Mutual
                                                                                            Ad- visers, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TEMPLETON          Seeks to achieve long-term capital growth with an                .   AXA Equitable Funds
  GLOBAL EQUITY        emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
  MANAGED              in the Portfolio.                                                .   BlackRock Investment
  VOLATILITY/(15)/                                                                          Management, LLC
                                                                                        .   Templeton Investment
                                                                                            Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Seeks to achieve capital growth and income.                      .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.                    .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,           .   BlackRock Investment
  VALUE EQUITY         income.                                                              Management, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an           .   Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital appreciation.                 .   Calvert Investment
  RESPONSIBLE                                                                               Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Seeks to achieve long-term growth of capital.                    .   Capital Guardian Trust
  RESEARCH                                                                                  Company
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
  INDEX                approximates the total return performance of the Russell
                       3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
                       approximates the total return performance of the Barclays            Management Group, LLC
                       Intermediate U.S. Government/Credit Index, including             .   SSgA Funds Management,
                       reinvestment of dividends, at a risk level consistent with that      Inc.
                       of the Barclays Intermediate U.S. Government/Credit Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK      Seeks to achieve long-term growth of capital.                    .   Davis Selected Advisers,
  VENTURE/(+)/                                                                              L.P.
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                       approximates the total return performance of the S&P
                       500 Index, including reinvestment of dividends, at a risk
                       level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH       Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  PLUS/(+)/            emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                       in the Portfolio.                                                .   BlackRock Capital
                                                                                            Management, Inc.
                                                                                        .   BlackRock Investment
                                                                                            Management, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS       Seeks to achieve capital appreciation.                           .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES       INVESTMENT MANAGER (OR         AXA
 PORTFOLIO             SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/           AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------
AXA MUTUAL LARGE       .   AXA Equitable Funds        (check mark)
  CAP EQUITY               Management Group, LLC
  MANAGED              .   BlackRock Investment
  VOLATILITY/(14)/         Management, LLC
                       .   Franklin Mutual
                           Ad- visers, LLC
-------------------------------------------------------------------
AXA TEMPLETON          .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY            Management Group, LLC
  MANAGED              .   BlackRock Investment
  VOLATILITY/(15)/         Management, LLC
                       .   Templeton Investment
                           Counsel, LLC
-------------------------------------------------------------------
EQ/INVESCO COMSTOCK    .   Invesco Advisers, Inc.
-------------------------------------------------------------------
                       .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
-------------------------------------------------------------------
EQ/BLACKROCK BASIC     .   BlackRock Investment
  VALUE EQUITY             Management, LLC
-------------------------------------------------------------------
EQ/BOSTON ADVISORS     .   Boston Advisors, LLC
  EQUITY INCOME
-------------------------------------------------------------------
EQ/CALVERT SOCIALLY    .   Calvert Investment
  RESPONSIBLE              Management Inc.
-------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    .   Capital Guardian Trust
  RESEARCH                 Company
-------------------------------------------------------------------
EQ/COMMON STOCK        .   AllianceBernstein L.P.
  INDEX


-------------------------------------------------------------------
EQ/CORE BOND INDEX     .   AXA Equitable Funds
                           Management Group, LLC
                       .   SSgA Funds Management,
                           Inc.

-------------------------------------------------------------------
EQ/DAVIS NEW YORK      .   Davis Selected Advisers,
  VENTURE/(+)/             L.P.
-------------------------------------------------------------------
EQ/EQUITY 500 INDEX    .   AllianceBernstein L.P.



-------------------------------------------------------------------
EQ/EQUITY GROWTH       .   AXA Equitable Funds        (check mark)
  PLUS/(+)/                Management Group, LLC
                       .   BlackRock Capital
                           Management, Inc.
                       .   BlackRock Investment
                           Management, LLC
-------------------------------------------------------------------
EQ/GAMCO MERGERS       .   GAMCO Asset Management,
  AND ACQUISITIONS         Inc.
-------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                         SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                      .   GAMCO Asset Management,
  COMPANY VALUE                                                                        Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.          .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   First International
                                                                                       Advisors, LLC
                                                                                   .   Wells Capital Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that         .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the Barclays        Management Group, LLC
                      Intermediate U.S. Government Bond Index, including           .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with       Inc.
                      that of the Barclays Intermediate U.S. Government Bond
                      Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that       .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% DJ EURO STOXX 50 Index, 25%
                      FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.             .   J.P. Morgan Investment
  OPPORTUNITIES                                                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000 Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000
                      Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX               approximates the total return performance of the Russell         Inc.
                      1000 Value Index, including reinvestment of dividends, at
                      a risk level consistent with that of the Russell 1000 Value
                      Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT        Seeks to achieve capital appreciation and growth of          .   Lord, Abbett & Co. LLC
  LARGE CAP           income with reasonable risk.
  CORE/(+)/
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company d/b/a
  GROWTH/ /                                                                            MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                      approximates the total return performance of the S&P             Inc.
                      Mid Cap 400 Index, including reinvestment of dividends,
                      at a risk level consistent with that of the S&P Mid Cap
                      400 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                      its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &           Seeks to achieve capital appreciation.                       .   Montag & Caldwell, LLC
  CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                       Management Inc.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                         SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       .   OppenheimerFunds, Inc.
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND          market products while maintaining an emphasis on                 Management Company LLC
                      preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                      moderate risk to capital.                                    .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME              with income as a secondary consideration.                        Management (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Seeks to achieve long-term capital growth.                   .   Wells Capital Management,
  OMEGA GROWTH                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital./(+++)/         .   AllianceBernstein L.P.
  AGGRESSIVE                                                                       .   AXA Equitable Funds
  EQUITY/(++)/                                                                         Management Group, LLC
                                                                                   .   ClearBridge Investments,
                                                                                       LLC
                                                                                   .   Marsico Capital
                                                                                       Management, LLC
                                                                                   .   Scotia Institutional
                                                                                       Asset Management US, Ltd.
                                                                                   .   T. Rowe Price Associates,
                                                                                       Inc.
                                                                                   .   Westfield Capital
                                                                                       Management Company, L.P.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income and        .   AXA Equitable Funds
  BOND/(++)/          capital appreciation, consistent with a prudent level of         Management Group, LLC
                      risk.                                                        .   BlackRock Financial
                                                                                       Management, Inc.
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
                                                                                   .   SSgA Funds Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital./(+++)/         .   AllianceBernstein L.P.
  CAP GROWTH/(++)/                                                                 .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Advisers, Inc.
                                                                                   .   Wellington Management
                                                                                       Company, LLP
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                            INVESTMENT MANAGER (OR         AXA
 PORTFOLIO                                                                  SUB-ADVISER(S),                VOLATILITY
 NAME/(/*/)/          OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital./(+++)/  .   AXA Equitable Funds
  CAP VALUE/(++)/                                                               Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Diamond Hill Capital
                                                                                Management, Inc.
                                                                            .   Knightsbridge Asset
                                                                                Management, LLC
                                                                            .   Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.         .   Allianz Global Investors
  TECHNOLOGY/(++)/                                                              U.S. LLC
                                                                            .   AXA Equitable Funds
                                                                                Management Group, LLC
                                                                            .   SSgA Funds Management,
                                                                                Inc.
                                                                            .   Wellington Management
                                                                                Company, LLP
----------------------------------------------------------------------------------------------------------------------



(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



------------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION'S NAME UNTIL JUNE 13, 2014
------------------------------------------------------------
(1)           Multimanager Multi-Sector Bond
------------------------------------------------------------
(2)           Multimanager Small Cap Growth
------------------------------------------------------------
(3)           Multimanager Small Cap Value
------------------------------------------------------------
(4)           EQ/Franklin Core Balanced
------------------------------------------------------------
(5)           EQ/AXA Franklin Small Cap Value Core
------------------------------------------------------------
(6)           EQ/Franklin Templeton Allocation
------------------------------------------------------------
(7)           EQ/Global Multi-Sector Equity
------------------------------------------------------------
(8)           EQ/International Core PLUS
------------------------------------------------------------
(9)           EQ/International Value PLUS
------------------------------------------------------------
(10)          EQ/Large Cap Core PLUS
------------------------------------------------------------
(11)          EQ/Large Cap Growth PLUS
------------------------------------------------------------
(12)          EQ/Large Cap Value PLUS
------------------------------------------------------------
(13)          EQ/Mid Cap Value PLUS
------------------------------------------------------------
(14)          EQ/Mutual Large Cap Equity
------------------------------------------------------------
(15)          EQ/Templeton Global Equity
------------------------------------------------------------

(+)This portfolio will be involved in a planned merger effective on or about
   June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these portfolio mergers, please contact our customer service representative.

                            EFFECTIVE JUNE 13, 2014



-----------------------------------------------------------------------------
 REPLACED OPTIONS                      SURVIVING OPTIONS
-----------------------------------------------------------------------------
EQ/Davis New York Venture              EQ/Invesco Comstock
-----------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core          EQ/Invesco Comstock
-----------------------------------------------------------------------------
Multimanager International Equity      AXA International Core Managed
                                       Volatility++
-----------------------------------------------------------------------------
Multimanager Large Cap Value           AXA Large Cap Value Managed
                                       Volatility++
-----------------------------------------------------------------------------



                            EFFECTIVE JUNE 20, 2014



-----------------------------------------------------------------------------
 REPLACED OPTIONS                      SURVIVING OPTIONS
-----------------------------------------------------------------------------
EQ/Equity Growth PLUS                  AXA Large Cap Growth Managed
                                       Volatility++
-----------------------------------------------------------------------------
Multimanager Large Cap Core Equity     AXA Large Cap Core Managed
                                       Volatility++
-----------------------------------------------------------------------------
++ New fund name


(++)This portfolio will be reorganized as a portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this portfolio no longer utilizes the AXA volatility management strategy.


3. GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

   In the subsection, "6% Roll-Up to age 85", the following replaces the second and third paragraphs:

   The effective annual roll-up rate credited to this benefit base is:

  . 6% with respect to the variable investment options (other than EQ/Intermediate Government Bond, EQ/Money Market, and EQ/PIMCO Ultra Short
     Bond); the effective annual rate may be 4% in some states. Please see Appendix V later in this prospectus to see what applies in your state; and

  . 3% with respect to the EQ/Intermediate Government Bond, EQ/Money Market, and EQ/PIMCO Ultra Short Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable).

4. GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

   In the subsection, "ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT," the illustration is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options.

5. GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

   The last sentence of the first paragraph of this section is deleted and replaced with the following: If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

1. DISRUPTIVE TRANSFER ACTIVITY

   In this section, the fourth through eighth paragraphs are deleted in their entirety and replaced with the following:

   We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

   As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

   When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

   It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

   Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

2. DOLLAR COST AVERAGING

   In addition to the dollar cost averaging programs described in the prospectus, there is also a General dollar cost averaging program available to you. The following is added to the prospectus:

   GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $2,000, you may choose, at any time, to have amounts transferred from that option to the other variable investment options on a monthly basis. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

   If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

   If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.


   If you select GWBL, and you elect to have amounts transferred from the guaranteed interest option to variable investment options using either the "fixed-dollar option" or "interest sweep" option of Investment simplifier, the only variable investment options available are the AXA Allocation portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio.


3. REBALANCING YOUR ACCOUNT VALUE

   The following section is added to the prospectus:

   REBALANCING YOUR ACCOUNT VALUE

   Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

   (a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

   (b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

   While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Election of Option II is subject to the 25% allocation restriction into the guaranteed interest option. Transfer restrictions out of the guaranteed interest option may apply in accordance with (a), (b) and (c) under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

  ------------------------------------------------------------------------------
   REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU
   MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
  ------------------------------------------------------------------------------

   To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

   If you elect to use option II, you may not choose either of the investment simplifier automatic options.

   You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.

   FOR TSA CONTRACTS WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA contracts" in "Accessing your money," later in this prospectus.)

CHARGES AND EXPENSES

1. CHARGES THAT THE TRUST DEDUCTS

   This section is deleted and replaced with the following:

   CHARGES THAT THE TRUSTS DEDUCT

   The Trusts deduct charges for the following types of fees and expenses:

  .  Management fees.

  .  12b-1 fees.

  . Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

  .  Investment-related expenses, such as brokerage commissions.

   These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

MORE INFORMATION

1. ABOUT THE TRUST

   The information in this section relating to EQ Advisors Trust is also accurate with regard to AXA Premier VIP Trust.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------




As discussed earlier in this Supplement, Appendix I is deleted in its entirety and replaced with the following:

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013.



-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
   Unit value                            $104.54 $109.55 $65.75 $ 82.62 $ 92.22 $ 84.21 $ 94.90 $118.44
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      20     27      29      28      26      29      25
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
   Unit value                            $101.50 $106.00 $93.11 $100.95 $106.89 $107.52 $111.00 $114.32
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4     13      16      16      18      18      20
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $106.51 $84.72 $ 95.68 $103.02 $100.98 $107.03 $116.47
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      11     22      26      25      24      24      22
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
   Unit value                            $102.92 $107.96 $80.49 $ 92.97 $100.87 $ 97.19 $104.38 $116.55
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      66    115     146     139     126     115     113
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
   Unit value                            $103.68 $108.88 $73.32 $ 88.27 $ 97.20 $ 91.20 $100.39 $118.71
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      93    153     176     167     155     134     117
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $119.40 $65.23 $ 87.36 $114.91 $112.70 $128.59 $175.39
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      6       7       6       5       5       5
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
   Unit value                            $103.24 $ 93.11 $61.21 $ 77.48 $ 95.04 $ 84.83 $ 97.83 $132.00
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1       1       1       1       1       1
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
   Unit value                            $104.24 $104.10 $65.19 $ 83.84 $ 92.93 $ 88.89 $ 99.71 $135.56
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      6       7       7       7       7       7
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
   Unit value                            $104.50 $106.97 $71.49 $ 78.71 $ 89.91 $ 88.40 $102.73 $133.61
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      8       7       7       7       7       6
-------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
   Unit value                            $101.26 $112.07 $60.60 $ 78.30 $ 86.97 $ 86.08 $ 99.20 $131.54
-------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       1       1       1
-------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.34 $102.69 $ 61.16 $ 79.37 $ 90.72 $ 93.14 $107.94 $140.41
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       2       1
--------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.98 $106.21 $ 58.92 $ 74.64 $ 85.37 $ 84.72 $ 96.68 $126.42
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      22      23      22      20      18      17      15
--------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.66 $102.44 $ 92.08 $ 93.34 $ 97.46 $100.83 $102.68 $ 99.74
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       5       5       5       5       5       5
--------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 97.08 $ 58.25 $ 76.29 $ 84.16 $ 79.22 $ 87.52 $115.17
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       2       2       1       1      --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.03 $106.74 $ 66.04 $ 82.05 $ 92.64 $ 92.83 $105.59 $137.09
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      10      10      10      11       9       9
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------
   Unit value                            $105.05 $118.26 $ 69.70 $ 87.94 $100.05 $ 92.65 $104.48 $136.70
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      13      13      12      10       7       7
--------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.67 $103.43 $ 69.63 $ 89.72 $ 98.57 $ 97.38 $106.92 $120.93
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      12      17      17      16      13      10      10
--------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.29 $ 59.37 $ 75.29 $ 82.04 $ 77.39 $ 87.64 $106.66
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      12      17      17      17      16      16      13
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $104.40 $ 88.81 $102.25 $110.64 $110.70 $115.01 $125.99
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       2       2       1
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.86 $112.05 $ 76.69 $107.09 $140.22 $133.58 $155.40 $213.40
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       9      13      14      14      12      11      11
--------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------
   Unit value                            $101.77 $109.81 $115.42 $116.18 $121.92 $125.64 $128.64 $123.79
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       2       3       3       3
--------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $113.12 $158.58 $ 66.76 $ 98.90 $108.81 $ 94.18 $108.76 $129.21
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6       8       8       7       6       5       4
--------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.25 $105.74 $108.13 $104.32 $107.32 $111.55 $111.19 $107.96
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       4       3       2       2       2       1
--------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------
                                          2006    2007    2008   2009   2010    2011    2012    2013
------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------
   Unit value                            $104.12 $118.42 $64.46 $86.11 $ 92.85 $ 76.13 $ 87.41 $101.40
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2      4       4       4       3       3
------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------
   Unit value                            $105.78 $116.66 $56.75 $71.20 $ 73.95 $ 64.09 $ 73.56 $ 88.20
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      17     19     17      14      14      12      10
------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------
   Unit value                            $104.70 $113.87 $64.08 $82.38 $ 86.26 $ 71.39 $ 82.77 $ 97.50
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      7      8       8       7       8       5
------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------
   Unit value                            $102.92 $ 99.05 $61.65 $78.14 $ 88.87 $ 85.99 $100.52 $133.99
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1      1       1       1       1       1
------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------
   Unit value                            $104.18 $101.59 $60.39 $78.88 $ 87.46 $ 81.82 $ 93.73 $125.63
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1      1       1       1       1       1
------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------
   Unit value                            $102.43 $105.03 $64.90 $81.05 $ 91.35 $ 86.36 $ 98.02 $127.29
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --      --      --      --      --
------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------
   Unit value                            $103.07 $115.96 $72.95 $98.09 $112.27 $113.44 $128.47 $168.01
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1      1       1       1       1       1
------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------
   Unit value                            $104.10 $118.81 $72.44 $96.43 $108.94 $103.61 $116.32 $155.47
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2      2       2       2       3       2
------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------
   Unit value                            $104.08 $ 96.64 $41.30 $48.58 $ 54.96 $ 54.08 $ 62.24 $ 80.85
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1      1       1       2       2       1
------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------
   Unit value                            $104.11 $ 98.09 $54.87 $65.23 $ 72.56 $ 67.99 $ 77.76 $101.69
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     17     15      14      13      11      10
------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------
   Unit value                            $103.63 $112.11 $76.39 $94.65 $106.49 $ 96.17 $109.52 $140.53
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      1       1       1       1       1
------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------
   Unit value                            $105.82 $121.38 $71.55 $96.94 $109.99 $ 96.94 $114.54 $128.50
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1      2       2       2       2       2
------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------
   Unit value                            $104.66 $111.60 $55.87 $75.15 $ 93.28 $ 89.87 $103.86 $135.93
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      7      6       6       5       5       5
------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013
--------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $100.68 $ 60.06 $ 80.55 $ 97.37 $ 87.06 $101.94 $133.91
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      12      11      10       9       7
--------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.60 $103.97 $104.80 $103.45 $102.12 $100.81 $ 99.51 $ 98.23
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      10       7       5       4       8       5
--------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                            $101.82 $121.42 $ 80.43 $103.01 $110.04 $111.75 $124.19 $156.02
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       2       3       2       2
--------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.78 $125.39 $ 65.20 $101.09 $132.02 $120.29 $129.14 $176.61
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       3       5       5       5
--------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $104.00 $ 63.55 $ 78.49 $ 86.73 $ 81.80 $ 92.22 $117.68
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      12      12      11      10       9       8
--------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------
   Unit value                            $105.12 $109.68 $ 64.16 $ 87.78 $ 99.82 $ 90.04 $106.99 $133.42
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       2       2       2
--------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.43 $109.41 $103.63 $110.49 $109.98 $108.36 $108.56 $107.25
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       5       6       4       3       3
--------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.62 $103.82 $ 95.78 $100.28 $105.17 $105.09 $106.49 $102.72
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       4       3       3       2
--------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.91 $ 99.72 $ 64.84 $ 80.73 $100.26 $ 95.02 $108.37 $147.04
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       5       4       4       4       2
--------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.02 $105.87 $ 60.40 $ 85.04 $ 97.71 $ 94.58 $111.03 $151.17
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       2       3       4       3
--------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $104.20 $105.00 $ 61.34 $ 78.73 $ 83.93 $ 75.98 $ 89.50 $112.15
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      11      12      10       9       9       8
--------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.89 $102.74 $ 60.82 $ 79.51 $ 88.75 $ 85.13 $ 94.85 $126.91
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       2       2
--------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.62 $113.87 $ 81.38 $112.70 $130.49 $121.25 $144.14 $197.89
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       2       2
--------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $105.05 $115.50 $ 60.79 $ 82.38 $ 95.64 $ 88.48 $ 99.75 $135.04
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       5       5       4       3       2
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------
   Unit value                            $100.50 $105.41 $106.62 $114.00 $119.52 $124.83 $129.97 $125.28
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       4       5       6       6
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $105.91 $117.54 $ 61.22 $ 78.51 $ 82.90 $ 67.11 $ 78.00 $ 90.97
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       3       2       2       2
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.93 $106.68 $ 63.67 $ 83.28 $ 91.70 $ 83.87 $ 94.80 $125.64
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.97 $106.36 $ 65.67 $ 79.64 $ 88.96 $ 82.97 $ 94.65 $123.46
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       3       3       2       2       2       2
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.27 $114.07 $ 63.53 $ 88.91 $111.36 $101.26 $115.40 $159.67
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       2       2       2
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.93 $101.70 $ 64.28 $ 91.60 $112.95 $ 96.63 $109.52 $146.59
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       2       2       2       2       2
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $104.30 $ 78.76 $ 85.24 $ 89.73 $ 93.07 $ 96.76 $ 94.68
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4       7       7       7       7       4
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                            $103.48 $105.90 $ 60.51 $ 80.36 $101.27 $ 84.29 $ 92.66 $135.18
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       2       1       1       1
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                            $104.20 $ 92.73 $ 56.88 $ 70.98 $ 87.23 $ 78.35 $ 90.31 $127.23
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1      --      --      --      --
--------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------
   Unit value                            $104.68 $122.15 $ 63.81 $ 99.80 $115.96 $108.96 $122.00 $163.29
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       3       3       2
--------------------------------------------------------------------------------------------------------

Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

In the second paragraph, the example is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options, in addition to the assumptions listed.

                                     III-1

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

The hypothetical illustrations in the prospectus are deleted and replaced with the following:

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)%, 3.63% for the EQUI-VEST(R) At Retirement/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.53%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.30% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options./(1) /In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially.


-------------

(1)The arithmetic average of the fees and expenses deducted from the assets of the underlying portfolios used in this illustration is the higher of the arithmetic average of such fees as of May 1, 2014 and as of June 20, 2014, following the completion of all changes to the underlying portfolios as described in this prospectus.

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------------------------
                                             GREATER OF 6% ROLL-UP
                                             TO AGE 85 OR THE                          LIFETIME ANNUAL    LIFETIME ANNUAL
                                             ANNUAL RATCHET                            GUARANTEED MINIMUM GUARANTEED MINIMUM
    CONTRACT                                 TO AGE 85 GUARANTEED                      INCOME BENEFIT:    INCOME BENEFIT:
AGE   YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT TOTAL DEATH BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
-----------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%      6%      0%         6%         0%        6%        0%        6%       0%        6%
-----------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 100,000 100,000 100,000    100,000    100,000   100,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
61      1     96,305 102,305  96,305 102,305 106,000    106,000    106,000   106,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
62      2     92,618 104,614  92,618 104,614 112,360    112,360    112,360   112,360      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
63      3     88,934 106,923  88,934 106,923 119,102    119,102    119,102   119,102      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
64      4     85,248 109,226  85,248 109,226 126,248    126,248    126,248   126,248      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
65      5     81,555 111,518  81,555 111,518 133,823    133,823    133,823   133,823      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
66      6     77,849 113,793  77,849 113,793 141,852    141,852    141,852   141,852      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
67      7     74,125 116,044  74,125 116,044 150,363    150,363    150,363   150,363      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
68      8     70,376 118,264  70,376 118,264 159,385    159,385    159,385   159,385      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
69      9     66,596 120,446  66,596 120,446 168,948    168,948    168,948   168,948      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
70     10     62,779 122,579  62,779 122,579 179,085    179,085    179,085   179,085   10,584    10,584   10,584    10,584
-----------------------------------------------------------------------------------------------------------------------------
75     15     42,891 132,179  42,891 132,179 239,656    239,656    239,656   239,656   15,362    15,362   15,362    15,362
-----------------------------------------------------------------------------------------------------------------------------
80     20     20,925 138,807  20,925 138,807 320,714    320,714    320,714   320,714   21,841    21,841   21,841    21,841
-----------------------------------------------------------------------------------------------------------------------------
85     25          0 140,246       0 140,246       0    429,187          0   429,187   39,700    39,700   39,700    39,700
-----------------------------------------------------------------------------------------------------------------------------
90     30          0 138,774       0 138,774       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
95     35          0 137,014       0 137,014       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.


EQUI-VEST(R) At Retirement/SM/ is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.
 Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration Statement
                       No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.     Not applicable.

         3.

                (a) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (c) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2004, and incorporated herein by reference.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement
                       (File No. 333-05593) on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 333-05593) on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.    (a)    Form of flexible premium deferred fixed and variable
                       annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to Registration
                       Statement File No. 333-05593 on Form N-4 filed on
                       June 14, 2006.

                (b) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to Registration Statement File No. 333-05593 on Form N-4 filed on
                       June 14, 2006.

                (c) Form of Endorsement Applicable to Fixed Maturity Options (Form 2006FMOEQV) previously filed with this Registration Statement File No. 333-137052 on
                       December 6, 2006.

         5.     (a)    Form of Deferred Variable Annuity Application for IRA
                       and NQ (Form No. 180-3005) previously filed with this Registration Statement File No. 333-137052 on
                       December 6, 2006 and incorporated herein by reference.

                (b) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006) previously filed with this Registration Statement File No. 333-137052 on
                       December 6, 2006 and incorporated herein by reference.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

         9. Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
79, Chapman Common, West Side
London, England SW49AY

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

Heinz-Juergen Schwering         Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Anthony F. Recine      Managing Director, Chief Compliance Officer
                        and Deputy General Counsel

*Sharon A. Ritchey      Senior Executive Director and Chief
                        Operating Officer

*Michael B. Healy       Executive Director and Chief Information
                        Officer

*Andrea M. Nitzan       Executive Director and Chief Accounting
                        Officer

*Nicholas B. Lane       Senior Executive Director and Head of U.S.
                        Life and Retirement

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Kevin Molloy           Senior Executive Director

*Kevin E. Murray        Executive Director

Keith Floman            Managing Director and Chief Actuary

*David Kam              Managing Director and Actuary

*Michel Perrin          Managing Director and Actuary

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Naomi J. Weinstein     Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2013 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to the Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

Item 27. Number of Contract owners

         As of March 31, 2014, there were 390 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST At Retirement contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726:
                       Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Director, Chairman of the Board and Chief
                                   Executive Officer

*Kevin Molloy                      Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 22nd day of April, 2014.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                    (Depositor)

                               By:  /s/ Dodie Kent
                                    -----------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira            Danny L. Hale        Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh         Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  9          Opinion and Consent of Counsel                           EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                    EX-99.10a

  10(b)      Powers of Attorney                                       EX-99.10b